Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,220,322,988
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated statements of operations (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Interest and dividend income	7,044	5,295	7,082	12,339	12,534
Interest expense	(5,430)	(3,411)	(5,705)	(8,841)	(9,404)
Net interest income	1,614	1,884	1,377	3,498	3,130
Commissions and fees	3,130	3,172	3,463	6,302	7,134
Trading revenues	1,156	189	1,116	1,345	3,127
Other revenues	375	802	936	1,177	1,657
Net revenues	6,275	6,047	6,892	12,322	15,048
Provision for credit losses	25	34	13	59	6
Compensation and benefits	3,005	3,711	3,096	6,716	7,125
General and administrative expenses	1,673	1,653	1,652	3,326	3,284
Commission expenses	441	451	491	892	1,027
Total other operating expenses	2,114	2,104	2,143	4,218	4,311
Total operating expenses	5,119	5,815	5,239	10,934	11,436
Income from continuing operations before taxes	1,131	198	1,640	1,329	3,606
Income tax expense	311	(16)	271	295	736
Net income	820	214	1,369	1,034	2,870
Net income/(loss) attributable to noncontrolling interests	32	170	601	202	963
Net income attributable to shareholders	788	44	768	832	1,907
Basic earnings per share (CHF)
Basic earnings per share (in CHF per share)	0.48	0.03	0.48	0.52	1.43
Diluted earnings per share (CHF)
Diluted earnings per share (in CHF per share)	0.46	0.03	0.48	0.5	1.42

Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Comprehensive income (CHF million)
Net income	820	214	1,369	1,034	2,870
Gains/(losses) on cash flow hedges	(4)	14	(10)	10	(27)
Foreign currency translation	1,115	(1,117)	(2,432)	(2)	(3,014)
Unrealized gains/(losses) on securities	(47)	184	2	137	(38)
Actuarial gains/(losses)	46	73	26	119	53
Net prior service cost	(14)	(22)	3	(36)	6
Other comprehensive income/(loss), net of tax	1,096	(868)	(2,411)	228	(3,020)
Comprehensive income/(loss)	1,916	(654)	(1,042)	1,262	(150)
Comprehensive income/(loss) attributable to noncontrolling interests	217	(9)	128	208	337
Comprehensive income/(loss) attributable to shareholders	1,699	(645)	(1,170)	1,054	(487)

Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Assets (CHF million)
Cash and due from banks	99,038	89,449	110,573	68,073
of which reported at fair value	475	782
of which reported from consolidated VIEs	1,324	1,310	1,396	1,491
Interest-bearing deposits with banks	2,328	2,570	2,272	1,940
of which reported at fair value	624	579	405	336
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,864	192,068	236,963	200,091
of which reported at fair value	148,721	119,318	158,673	117,340
of which reported from consolidated VIEs	118	73	19	0
Securities received as collateral, at fair value	30,191	33,761	30,191	32,057
of which encumbered	20,985	21,747	20,447	18,130
Trading assets, at fair value	284,058	300,597	279,553	302,626
of which encumbered	74,191	78,605	73,749	85,467
of which reported from consolidated VIEs	6,053	5,738	6,399	7,479
Investment securities	5,326	5,604	5,160	5,550
of which reported at fair value	5,324	5,602	5,158	5,404
of which reported from consolidated VIEs	34	36	41	45
Other investments	12,773	12,294	13,226	14,086
of which reported at fair value	9,710	9,340	9,751	11,147
of which reported from consolidated VIEs	2,327	2,181	2,346	2,043
Net loans	239,164	231,696	233,413	220,030
of which reported at fair value	20,515	18,868	20,694	19,191
of which encumbered	602	552	471	347
of which reported from consolidated VIEs	6,611	5,373	5,940	4,036
allowance for loan losses	(928)	(908)	(910)	(916)
Premises and equipment	6,846	6,878	7,193	6,651
of which reported from consolidated VIEs	609	616	646	91
Goodwill	8,665	8,333	8,591	7,908
Other intangible assets	278	260	288	281
of which reported at fair value	63	61	70	50
Brokerage receivables	50,411	42,801	43,446	40,845
Other assets	77,513	73,709	78,296	76,785
of which reported at fair value	37,002	35,233	35,765	37,887
of which encumbered	2,120	2,302	2,255	2,510
of which reported from consolidated VIEs	11,946	11,963	13,002	16,764
Total assets	1,043,455	1,000,020	1,049,165	976,923
Liabilities and equity (CHF million)
Due to banks	41,325	39,035	40,147	41,987
of which reported at fair value	3,324	3,301	2,721	3,477
Customer deposits	312,683	304,943	313,401	286,455
of which reported at fair value	4,825	4,355	4,599	3,675
of which reported from consolidated VIEs	175	100	221	433
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	167,457	176,559	142,245
of which reported at fair value	143,714	123,483	136,483	109,282
Obligation to return securities received as collateral, at fair value	30,191	33,761	30,191	32,057
Trading liabilities, at fair value	115,782	114,500	127,760	120,452
of which reported from consolidated VIEs	1,256	1,295	1,286	165
Short-term borrowings	19,184	16,331	26,116	20,373
of which reported at fair value	4,456	3,870	3,547	4,046
of which reported from consolidated VIEs	7,095	5,888	6,141	4,126
Long-term debt	154,838	155,631	162,655	164,159
of which reported at fair value	66,952	66,347	70,366	76,844
of which reported from consolidated VIEs	13,860	13,077	14,858	18,184
Brokerage payables	75,822	67,569	68,034	67,315
Other liabilities	62,259	59,929	63,217	61,573
of which reported at fair value	29,818	30,722	31,092	29,677
of which reported from consolidated VIEs	681	870	746	820
Total liabilities	1,001,350	959,156	1,008,080	936,616
Common shares	51	49	49	48
Additional paid-in capital	21,930	22,262	21,796	21,107
Retained earnings	27,771	27,097	27,053	27,121
Treasury shares, at cost	(66)	0	(90)	(111)
Accumulated other comprehensive income/(loss)	(14,912)	(15,823)	(15,134)	(16,949)
Total shareholders' equity	34,774	33,585	33,674	31,216
Noncontrolling interests	7,331	7,279	7,411	9,091
Total equity	42,105	40,864	41,085	40,307
Total liabilities and equity	1,043,455	1,000,020	1,049,165	976,923
Additional share information
Par value (CHF) (in CHF per share)	0.04	0.04	0.04	0.04
Authorized shares (million) (in shares)	2,118,100,000	1,868,100,000	1,868,100,000	1,868,100,000
Issued shares (million) (in shares)	1,286,600,000	1,224,500,000	1,224,300,000	1,202,200,000
Treasury shares (million) (in shares)	(3,511,364)	0	(4,010,074)	(3,103,396)
Shares outstanding (million) (in shares)	1,283,100,000	1,224,500,000	1,220,300,000	1,199,100,000

Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2010		43,015	33,282	47	23,026		25,316	(552)	(14,555)	9,733
Balance (in shares) at Dec. 31, 2010				1,173,946,065
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(3)	(2)		(2)					(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(747)								(747)
Sale of subsidiary shares to noncontrolling interests, changing ownership			(7)		(7)					7
Sale of subsidiary shares to noncontrolling interests, not changing ownership		246								246
Net income/(loss)		2,844	1,907				1,907			937
Total other comprehensive income/(loss), net of tax		(3,020)	(2,394)						(2,394)	(626)
Issuance of common shares		666	666	1	665
Issuance of common shares (in shares)				16,028,707
Sale of treasury shares		7,746	7,746		(83)			7,829
Sale of treasury shares (in shares)				197,154,527
Repurchase of treasury shares		(7,672)	(7,672)					(7,672)
Repurchase of treasury shares (in shares)				(194,611,747)
Share-based compensation, net of tax		(430)	(429)		(713)			284		(1)
Share-based compensation, net of tax (in shares)				6,582,201
Financial instruments indexed to own shares		202	202		202
Cash dividends paid		(1,805)	(1,748)		(1,646)		(102)			(57)
Changes in redeemable noncontrolling interests		(425)	(335)		(335)					(90)
Change in scope of consolidation, net		(310)								(310)
Balance at Jun. 30, 2011		40,307	31,216	48	21,107		27,121	(111)	(16,949)	9,091
Balance (in shares) at Jun. 30, 2011				1,199,099,753
Balance at Mar. 31, 2011		43,288	34,057	48	22,565		26,455	0	(15,011)	9,231
Balance (in shares) at Mar. 31, 2011				1,201,020,793
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(2)	(1)		(1)					(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(372)								(372)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		153								153
Net income/(loss)		1,348	768				768			580
Total other comprehensive income/(loss), net of tax		(2,411)	(1,938)						(1,938)	(473)
Issuance of common shares		43	43		43
Issuance of common shares (in shares)				1,182,356
Sale of treasury shares		2,945	2,945		(221)			3,166
Sale of treasury shares (in shares)				85,354,994
Repurchase of treasury shares		(3,292)	(3,292)					(3,292)
Repurchase of treasury shares (in shares)				(88,801,653)
Share-based compensation, net of tax		373	373		358			15
Share-based compensation, net of tax (in shares)				343,263
Financial instruments indexed to own shares		217	217		217
Cash dividends paid		(1,794)	(1,748)		(1,646)		(102)			(46)
Changes in redeemable noncontrolling interests		(208)	(208)		(208)
Change in scope of consolidation, net		19								19
Balance at Jun. 30, 2011		40,307	31,216	48	21,107		27,121	(111)	(16,949)	9,091
Balance (in shares) at Jun. 30, 2011				1,199,099,753
Balance at Dec. 31, 2011		41,085	33,674	49	21,796		27,053	(90)	(15,134)	7,411
Balance (in shares) at Dec. 31, 2011	[1]			1,220,322,988
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(117)								(117)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		7								7
Net income/(loss)		214	44				44			170
Total other comprehensive income/(loss), net of tax		(868)	(689)						(689)	(179)
Issuance of common shares		4	4		4
Issuance of common shares (in shares)				180,858
Sale of treasury shares		1,853	1,853		32			1,821
Sale of treasury shares (in shares)				74,369,036
Repurchase of treasury shares		(1,734)	(1,734)					(1,734)
Repurchase of treasury shares (in shares)				(70,484,278)
Share-based compensation, net of tax		400	400		397			3
Share-based compensation, net of tax (in shares)				125,316
Financial instruments indexed to own shares		41	41		41
Cash dividends paid		(13)								(13)
Change in scope of consolidation, net		(8)	(8)		(8)
Balance at Mar. 31, 2012		40,864	33,585	49	22,262		27,097	0	(15,823)	7,279
Balance (in shares) at Mar. 31, 2012	[2]			1,224,513,920
Balance at Dec. 31, 2011		41,085	33,674	49	21,796		27,053	(90)	(15,134)	7,411
Balance (in shares) at Dec. 31, 2011	[1]			1,220,322,988
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		44	44		44
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3],[4]	(311)								(311)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[4]	49								49
Net income/(loss)		1,034	832				832			202
Total other comprehensive income/(loss), net of tax		228	222						222	6
Issuance of common shares		1,323	1,323	2	1,321
Issuance of common shares (in shares)				62,266,173
Sale of treasury shares		3,775	3,775		(1)			3,776
Sale of treasury shares (in shares)				167,997,714
Repurchase of treasury shares		(3,862)	(3,862)					(3,862)
Repurchase of treasury shares (in shares)				(172,239,045)
Share-based compensation, net of tax		(88)	(87)		(197)	[5]		110		(1)
Share-based compensation, net of tax (in shares)				4,740,041
Financial instruments indexed to own shares	[6]	16	16		16
Cash dividends paid		1,150	1,125		1,011	[7]	114			25
Changes in redeemable noncontrolling interests		6	6		6	[8]
Balance at Jun. 30, 2012		42,105	34,774	51	21,930		27,771	(66)	(14,912)	7,331
Balance (in shares) at Jun. 30, 2012	[9]			1,283,087,871
Balance at Mar. 31, 2012		40,864	33,585	49	22,262		27,097	0	(15,823)	7,279
Balance (in shares) at Mar. 31, 2012	[2]			1,224,513,920
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		44	44		44
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3],[4]	(194)								(194)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[4]	42								42
Net income/(loss)		820	788				788			32
Total other comprehensive income/(loss), net of tax		1,096	911						911	185
Issuance of common shares		1,319	1,319	2	1,317
Issuance of common shares (in shares)				62,085,315
Sale of treasury shares		1,922	1,922		(33)			1,955
Sale of treasury shares (in shares)				93,628,678
Repurchase of treasury shares		(2,128)	(2,128)					(2,128)
Repurchase of treasury shares (in shares)				(101,754,767)
Share-based compensation, net of tax		(488)	(487)		(594)	[10]		107		(1)
Share-based compensation, net of tax (in shares)				4,614,725
Financial instruments indexed to own shares	[6]	(57)	(57)		(57)
Cash dividends paid		(1,137)	(1,125)		1,011	[7]	(114)			(12)
Changes in redeemable noncontrolling interests		2	2		2	[8]
Balance at Jun. 30, 2012		42,105	34,774	51	21,930		27,771	(66)	(14,912)	7,331
Balance (in shares) at Jun. 30, 2012	[9]			1,283,087,871

[1]	At par value CHF 0.04 each, fully paid, net of 4,010,074 treasury shares. In addition to the treasury shares, a maximum of 643,807,004 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[2]	At par value CHF 0.04 each, fully paid. A maximum of 643,620,119 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[3]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[4]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[5]	Includes a net tax benefit of CHF 14 million from the excess fair value of shares delivered over recognized compensation expense.
[6]	The Group had purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[7]	Paid out of reserves from capital contributions.
[8]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Other commitments" in Note 24 ? Guarantees and commitments for further information.
[9]	At par value CHF 0.04 each, fully paid, net of 3,511,364 treasury shares. In addition to the treasury shares, a maximum of 805,730,391 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders. 449,750,000 of these unissued shares are reserved mainly for a potential conversion of already issued buffer capital notes into shares in the case of a trigger event. As a result of the capital measures announced on July 18, 2012, 732,326,910 unissued shares are reserved for buffer capital notes and mandatory and contingent convertible securities.
[10]	Includes a net tax charge of CHF 5 million from the excess recognized compensation expense over fair value of shares delivered.

Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Consolidated statements of changes in equity
Par value (CHF) (in CHF per share)	0.04	0.04	0.04	0.04	0.04
Treasury shares (in shares)	3,511,364	3,511,364	0	4,010,074	3,103,396
Unissued shares (in shares)	805,730,391	805,730,391	643,620,119	643,807,004	665,936,917
Tax benefit (charge) from the excess fair value of compensation expense	(5)	(14)
Unissued shares reserved for potential conversion of issued buffer capital notes into shares	449,750,000	449,750,000
Unissued shares reserved for potential conversion of issued buffer capital notes and mandatory and contingent covertible securities into shares	732,326,910	732,326,910

Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities of continuing operations (CHF million)
Net income	1,034	2,870
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	624	544
Provision for credit losses	59	6
Deferred tax provision/(benefit)	(106)	483
Share of net income/(loss) from equity method investments	55	(21)
Trading assets and liabilities, net	(13,657)	(9,211)
(Increase)/decrease in other assets	(6,407)	(10,856)
Increase/(decrease) in other liabilities	6,340	15,889
Other, net	1,636	804
Total adjustments	(11,456)	(2,362)
Net cash provided by/(used in) operating activities of continuing operations	(10,422)	508
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(182)	(485)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	10,374	932
Purchase of investment securities	(208)	(1,172)
Proceeds from sale of investment securities	339	2,096
Maturities of investment securities	167	1,372
Investments in subsidiaries and other investments	(688)	(870)
Proceeds from sale of other investments	1,112	2,516
(Increase)/decrease in loans	(5,975)	(5,636)
Proceeds from sale of loans	522	230
Capital expenditures for premises and equipment and other intangible assets	(670)	(718)
Proceeds from sale of premises and equipment and other intangible assets	8	3
Other, net	2,039	147
Net cash provided by/(used in) investing activities of continuing operations	6,838	(1,585)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(2,035)	15,703
Increase/(decrease) in short-term borrowings	(7,814)	413
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,587	(10,240)
Issuances of long-term debt	19,667	23,602
Repayments of long-term debt	(28,420)	(18,972)
Issuances of common shares	1,323	666
Sale of treasury shares	3,775	7,746
Repurchase of treasury shares	(3,862)	(7,672)
Dividends paid/capital repayments	(1,151)	(1,805)
Excess tax benefits related to share-based compensation	0
Other, net	(780)	671
Net cash provided by/(used in) financing activities of continuing operations	(7,710)	10,112
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(241)	(6,454)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(11,535)	2,606
Cash and due from banks at beginning of period	110,573	65,467
Cash and due from banks at end of period	99,038	68,073
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	527	675
Cash paid for interest	8,578	9,238
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	2,418	0
Fair value of liabilities assumed	2,418	0

Summary of significant accounting policies	3 Months Ended
Jun. 30, 2012
Summary of significant accounting policies
Summary of significant accounting policies
Note 1 Summary of significant accounting policies
Basis of presentation
The accompanying unaudited condensed consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the US GAAP consolidated financial statements and notes thereto for the year ended December 31, 2011, included in the Credit Suisse Annual Report 2011.

> Refer to “Note 1 – Summary of significant accounting policies” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for a description of the Group’s significant accounting policies.

Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP, but not required for interim reporting purposes, has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The presentation of the 1Q12 consolidated statements of operations and consolidated balance sheet, the 2Q12, 1Q12 and 2Q11 consolidated statements of changes in equity and the 2Q11 consolidated balance sheet have been added for convenience of the reader and are not a required presentation under US GAAP. The results of operations for interim periods are not indicative of results for the entire year.

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently issued accounting standards	3 Months Ended
Jun. 30, 2012
Recently issued accounting standards
Recently issued accounting standards
Note 2 Recently issued accounting standards
Recently adopted accounting standards
The following provides the most relevant recently adopted accounting standards.
> Refer to “Note 2 – Recently issued accounting standards” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for a description of accounting standards adopted in 2011.

ASC Topic 220 – Comprehensive Income
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (ASU 2011-12), an update to Accounting Standards Codification (ASC) Topic 220 – Comprehensive Income. The amendment delays the effective date of those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments. ASU 2011-12 was effective upon issuance and its adoption did not impact the Group’s financial condition, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-05 provides the entity with an option to present total comprehensive income either in a single continuous statement or in two separate but consecutive statements. The adoption of ASU 2011-05 on January 1, 2012 did not impact the Group’s financial position, results of operations or cash flows.

ASC Topic 350 – Intangibles – Goodwill and Other
In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08), an update to ASC Topic 350 – Intangibles – Goodwill and Other. The amendments in ASU 2011-08 permit an entity to qualitatively assess whether the fair value of the reporting unit is less than the carrying amount. Based on the qualitative assessment, if an entity determines that it is more likely than not that the fair value of the reporting unit is less than the carrying amount, then the entity must perform step one of the goodwill impairment test by calculating the fair value of the reporting unit and comparing the fair value to the carrying amount of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any. The adoption of ASU 2011-08 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 820 – Fair Value Measurement
In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04), an update to ASC Topic 820 – Fair Value Measurement. The amendments in ASU 2011-04 include clarifications about the application of existing fair value measurement requirements and changes to principles for measuring fair value. ASU 2011-04 also requires additional disclosures about fair value measurements. The adoption of ASU 2011-04 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

> Refer to “Note 26 – Financial instruments” for further information.
ASC Topic 860 – Transfers and Servicing
In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements” (ASU 2011-03), an update to ASC Topic 860 – Transfers and Servicing. Current guidance prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination is based, in part, on whether the entity has maintained effective control over the transferred financial assets. ASU 2011-03 removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The adoption of ASU 2011-03 on January 1, 2012 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

Standards to be adopted in future periods
ASC Topic 210 – Balance Sheet
In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11), an update to ASC Topic 210 – Balance Sheet. ASU 2011-11 is effective for interim and annual reporting periods beginning on or after January 1, 2013. An entity should provide the required disclosures retrospectively for all comparative periods presented. ASU 2011-11 is an update for presentation and as such will not impact the Group’s financial position, results of operation or cash flows.

ASC Topic 360 – Property, Plant and Equipment
In December 2011, the FASB issued ASU 2011-10, “Derecognition of in Substance Real Estate – a Scope Clarification, a consensus of the FASB Emerging Issues Task Force” (ASU 2011-10), an update to ASC Topic 360 – Property, Plant and Equipment. ASU 2011-10 is effective for interim and annual reporting periods beginning on or after June 15, 2012. The Group is currently evaluating the impact of the adoption of ASU 2011-10 on the Group’s financial condition, results of operations or cash flows.

Business developments	3 Months Ended
Jun. 30, 2012
Business developments
Business developments
Note 3 Business developments and subsequent events
In June 2012, the Group announced the completion of its acquisition of HSBC’s private banking business in Japan, which includes expanded coverage through additional offices in Osaka and Nagoya.
On July 18, 2012, we announced a number of measures to accelerate the strengthening of the Group’s capital position in light of the current regulatory and market environment These measures include the placement of CHF 3.8 billion in Subordinated Mandatory and Contingent Convertible Securities (“MACCS”) due March 29, 2013, issued at a fixed conversion price of CHF 16.29 per share. The MACCS will be accounted for as debt until conversion, when they will be reclassified to equity, utilizing authorized capital. As of the end of the placement period on July 27, 2012, shareholders exercised preferential subscription rights for CHF 1.8 billion of MACCS and strategic investors purchased CHF 64 million of MACCS not taken up by shareholders as well as CHF 1.9 billion of MACCS without preferential rights.

Additionally, Credit Suisse and an investor agreed to bring forward to July 31, 2012, the exchange date for CHF 1.7 billion of their holdings of hybrid tier 1 instruments to be exchanged into tier 1 BCNs. This acceleration will not have any impact on reported balance sheet balances, as BCNs have been recognized on the balance sheet since the BCN commitment agreement in February 2011. Also announced on July 18, 2012, the Group launched a voluntary exchange offer, under which employees can elect to convert any future cash payments from the Adjustable Performance Plan awards for shares at a fixed conversion price of CHF 16.29. As of the date of this report, the election period for the exchange offer has not closed.

The Group acquired the remaining equity interests in Hedging-Griffo Investimentos S.A. as contemplated under the existing option arrangements previously disclosed. The costs associated with the acquisition will be covered by the issuance of mandatory convertible securities as announced on July 18, 2012.

In July 2012, the Group sold its remaining holding of 7.0% in Aberdeen, resulting in an approximate gain of CHF 140 million to be recognized in 3Q12.

Discontinued operations	3 Months Ended
Jun. 30, 2012
Discontinued operations
Discontinued operations
Note 4 Discontinued operations
The Group did not discontinue any material operations in 2Q12.

Segment information	3 Months Ended
Jun. 30, 2012
Segment information
Segment information
Note 5 Segment information
Overview
The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of three segments: Private Banking, Investment Banking and Asset Management. The three segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT. Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Beginning in 1Q12, the Group fully reflects the fair value impact from movements in credit spreads on its long-term vanilla debt and DVA on certain structured notes liabilities in the Corporate Center and discontinued the amortization in the segments of the past fair value gains on long-term vanilla debt, primarily in Investment Banking. DVA on certain structured notes liabilities was previously recorded in the Investment Banking segment and is now recorded in the Corporate Center in order to aggregate all credit-spread impacts on the Group’s funding instruments and to reflect that these impacts are driven by the creditworthiness of the Group rather than the Investment Banking segment or the issuer. Prior periods have been reclassified to conform to the current presentation and such reclassifications had no impact on the Group’s net income/(loss) or total shareholders’ equity.

> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for further information on segment information, revenue sharing and cost allocation, funding and taxes.

Net revenues and income before taxes
in	2Q12	1Q12	2Q11	6M12	6M11

Net revenues (CHF million)

Private Banking	2,704	2,604	2,754	5,308	5,592

Investment Banking	2,909	4,159	2,817	7,068	7,904

Asset Management	550	681	654	1,231	1,274

Corporate Center	78	(1,566)	101	(1,488)	(631)

Noncontrolling interests without SEI	34	169	566	203	909

Net revenues	6,275	6,047	6,892	12,322	15,048

Income/(loss) before taxes (CHF million)

Private Banking	775	606	835	1,381	1,668

Investment Banking	383	998	208	1,381	1,691

Asset Management	133	254	210	387	393

Corporate Center	(180)	(1,818)	(167)	(1,998)	(1,041)

Noncontrolling interests without SEI	20	158	554	178	895

Income before taxes	1,131	198	1,640	1,329	3,606

Total assets
end of	2Q12	1Q12	4Q11	2Q11

Total assets (CHF million)

Private Banking	366,609	351,064	347,476	332,474

Investment Banking	796,613	762,648	811,689	747,901

Asset Management	23,647	22,549	23,203	21,976

Corporate Center [1]	(148,006)	(140,839)	(137,952)	(131,720)

Noncontrolling interests without SEI	4,592	4,598	4,749	6,292

Total assets	1,043,455	1,000,020	1,049,165	976,923

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net interest income	3 Months Ended
Jun. 30, 2012
Net interest income
Net interest income
Note 6 Net interest income
in	2Q12	1Q12	2Q11	6M12	6M11

Net interest income (CHF million)

Loans	1,232	1,213	1,253	2,445	2,475

Investment securities	26	21	23	47	54

Trading assets	4,418	2,666	4,159	7,084	6,836

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	786	772	870	1,558	1,577

Other	582	623	777	1,205	1,592

Interest and dividend income	7,044	5,295	7,082	12,339	12,534

Deposits	(353)	(388)	(427)	(741)	(831)

Short-term borrowings	(16)	(20)	(14)	(36)	(32)

Trading liabilities	(3,278)	(1,274)	(3,264)	(4,552)	(4,640)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(527)	(370)	(505)	(897)	(848)

Long-term debt	(1,177)	(1,287)	(1,422)	(2,464)	(2,892)

Other	(79)	(72)	(73)	(151)	(161)

Interest expense	(5,430)	(3,411)	(5,705)	(8,841)	(9,404)

Net interest income	1,614	1,884	1,377	3,498	3,130

Commissions and fees	3 Months Ended
Jun. 30, 2012
Commissions and fees
Commissions and fees
Note 7 Commissions and fees
in	2Q12	1Q12	2Q11	6M12	6M11

Commissions and fees (CHF million)

Lending business	364	307	349	671	691

Investment and portfolio management	1,033	979	1,072	2,012	2,142

Other securities business	24	21	22	45	37

Fiduciary business	1,057	1,000	1,094	2,057	2,179

Underwriting	311	411	491	722	1,033

Brokerage	896	989	989	1,885	2,197

Underwriting and brokerage	1,207	1,400	1,480	2,607	3,230

Other services	502	465	540	967	1,034

Commissions and fees	3,130	3,172	3,463	6,302	7,134

Trading revenues	3 Months Ended
Jun. 30, 2012
Trading revenues
Trading revenues
Note 8 Trading revenues
in	2Q12	1Q12	2Q11	6M12	6M11

Trading revenues (CHF million)

Interest rate products	636	(332)	1,389	304	2,452

Foreign exchange products	(554)	1,037	(1,562)	483	(884)

Equity/index-related products	757	185	689	942	1,202

Credit products	162	(990)	317	(828)	(158)

Commodity, emission and energy products	17	71	232	88	306

Other products	138	218	51	356	209

Trading revenues	1,156	189	1,116	1,345	3,127

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

> Refer to “Note 8 – Trading revenues” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for further information on trading revenues and managing trading risks.

Other revenues	3 Months Ended
Jun. 30, 2012
Other revenues
Other revenues
Note 9 Other revenues
in	2Q12	1Q12	2Q11	6M12	6M11

Other revenues (CHF million)

Noncontrolling interests without SEI	50	144	584	194	907

Loans held-for-sale	(9)	(10)	17	(19)	35

Long-lived assets held-for-sale	(1)	(2)	65	(3)	64

Equity method investments	33	31	52	64	58

Other investments	130	232	91	362	340

Other	172	407	127	579	253

Other revenues	375	802	936	1,177	1,657

Provision for credit losses	3 Months Ended
Jun. 30, 2012
Provision for credit losses
Provision for credit losses
Note 10 Provision for credit losses
in	2Q12	1Q12	2Q11	6M12	6M11

Provision for credit losses (CHF million)

Provision for loan losses	24	27	3	51	15

Provision for lending-related and other exposures	1	7	10	8	(9)

Provision for credit losses	25	34	13	59	6

Compensation and benefits	3 Months Ended
Jun. 30, 2012
Compensation and benefits
Compensation and benefits
Note 11 Compensation and benefits
in	2Q12	1Q12	2Q11	6M12	6M11

Compensation and benefits (CHF million)

Salaries and variable compensation	2,571	3,314	2,719	5,885	6,222

Social security	247	219	207	466	529

Other [1]	187	178	170	365	374

Compensation and benefits [2]	3,005	3,711	3,096	6,716	7,125

1 Includes pension and other post-retirement expense of CHF 129 million, CHF 112 million, CHF 112 million, CHF 241 million and CHF 246 million in 2Q12, 1Q12, 2Q11, 6M12 and 6M11, respectively. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 123 million, CHF 45 million, CHF 142 million, CHF 168 million and CHF 142 million as of 2Q12, 1Q12, 2Q11, 6M12 and 6M11, respectively.

General and administrative expenses	3 Months Ended
Jun. 30, 2012
General and administrative expenses
General and administrative expenses
Note 12 General and administrative expenses
in	2Q12	1Q12	2Q11	6M12	6M11

General and administrative expenses (CHF million)

Occupancy expenses	308	288	269	596	533

IT, machinery, etc.	372	343	333	715	660

Provisions and losses	13	69	42	82	89

Travel and entertainment	101	90	115	191	219

Professional services	473	435	541	908	1,026

Amortization and impairment of other intangible assets	7	14	8	21	15

Other	399	414	344	813	742

General and administrative expenses	1,673	1,653	1,652	3,326	3,284

Earnings per share	3 Months Ended
Jun. 30, 2012
Earnings per share
Earnings per share
Note 13 Earnings per share
in	2Q12	1Q12	2Q11	6M12	6M11

Basic net income attributable to shareholders (CHF million)

Net income attributable to shareholders	788	44	768	832	1,907

Preferred securities dividends	(114)	–	(102)	(114)	(102)

Net income attributable to shareholders for basic earnings per share	674	44	666	718	1,805

Available for common shares	615	41	575	659	1,704

Available for unvested share-based payment awards	59	3	91	59	101

Diluted net income attributable to shareholders (CHF million)

Net income attributable to shareholders for basic earnings per share	674	44	666	718	1,805

Income impact of assumed conversion on contracts that may be settled in shares or cash [1]	(13)	(1)	–	(14)	–

Net income attributable to shareholders for diluted earnings per share	661	43	666	704	1,805

Available for common shares	602	40	575	645	1,704

Available for unvested share-based payment awards	59	3	91	59	101

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,282.2	1,244.2	1,199.3	1,263.2	1,191.8

Dilutive contracts that may be settled in shares or cash [2]	26.4	6.9	–	16.7	–

Dilutive share options and warrants	6.4	4.5	2.9	5.5	2.7

Dilutive share awards	1.7	1.7	5.6	1.7	3.4

Weighted-average shares outstanding for diluted earnings per share available for common shares [3]	1,316.7	1,257.3	1,207.8	1,287.1	1,197.9

Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	90.1	81.0	74.6	85.6	73.4

Earnings per share available for common shares (CHF)

Basic earnings per share available for common shares	0.48	0.03	0.48	0.52	1.43

Diluted earnings per share available for common shares	0.46	0.03	0.48	0.50	1.42

1 Reflects changes in the fair value of the PAF2 units which are reflected in the results of the Group until the awards are finally settled. 2 Reflects weighted-average shares outstanding on PAF2 units. 3 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 23.5 million, 28.5 million, 36.4 million, 26.0 million and 40.7 million for 2Q12, 1Q12, 2Q11, 6M12 and 6M11, respectively.

Trading assets and liabilities	3 Months Ended
Jun. 30, 2012
Trading assets and liabilities
Trading assets and liabilities
Note 14 Trading assets and liabilities
end of	2Q12	1Q12	4Q11	2Q11

Trading assets (CHF million)

Debt securities	160,166	154,676	145,035	155,058

Equity securities [1]	68,829	87,340	66,904	89,077

Derivative instruments [2]	42,014	44,505	52,548	40,313

Other	13,049	14,076	15,066	18,178

Trading assets	284,058	300,597	279,553	302,626

Trading liabilities (CHF million)

Short positions	67,239	65,696	67,639	74,137

Derivative instruments [2]	48,543	48,804	60,121	46,315

Trading liabilities	115,782	114,500	127,760	120,452

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
end of	2Q12	1Q12	4Q11	2Q11

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	37,637	32,420	36,474	25,333

Receivables not netted [1]	13,221	12,317	15,809	13,739

Total	50,858	44,737	52,283	39,072

Cash collateral payables (CHF million)

Payables netted against derivative positions	39,816	34,778	37,639	27,166

Payables not netted [1]	12,978	10,948	11,934	14,562

Total	52,794	45,726	49,573	41,728

1 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.

Investment securities	3 Months Ended
Jun. 30, 2012
Investment securities
Investment securities
Note 15 Investment securities
end of	2Q12	1Q12	4Q11	2Q11

Investment securities (CHF million)

Debt securities held-to-maturity	2	2	2	146

Securities available-for-sale	5,324	5,602	5,158	5,404

Total investment securities	5,326	5,604	5,160	5,550

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2Q12 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	460	29	0	489

Debt securities issued by foreign governments	3,154	103	5	3,252

Corporate debt securities	678	21	1	698

Collateralized debt obligations	465	22	0	487

Debt securities available-for-sale	4,757	175	6	4,926

Banks, trust and insurance companies	220	171	0	391

Industry and all other	7	0	0	7

Equity securities available-for-sale	227	171	0	398

Securities available-for-sale	4,984	346	6	5,324

4Q11 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	321	27	0	348

Debt securities issued by foreign governments	3,211	121	12	3,320

Corporate debt securities	778	18	5	791

Collateralized debt obligations	587	20	0	607

Debt securities available-for-sale	4,897	186	17	5,066

Banks, trust and insurance companies	67	9	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	82	10	0	92

Securities available-for-sale	4,979	196	17	5,158

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2Q12 (CHF million)

Debt securities issued by foreign governments	1,027	1	48	4	1,075	5

Corporate debt securities	10	0	34	1	44	1

Debt securities available-for-sale	1,037	1	82	5	1,119	6

4Q11 (CHF million)

Debt securities issued by foreign governments	100	2	40	10	140	12

Corporate debt securities	81	2	17	3	98	5

Debt securities available-for-sale	181	4	57	13	238	17

Management determined that the unrealized losses on debt securities are primarily attributable to general market interest rate, credit spread or exchange rate movements. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	6M12		6M11

in	Debt securities	Equity securities	Debt securities	Equity securities

Additional information (CHF million)

Proceeds from sales	9	330	2,095	1

Realized gains	1	154	40	0

Realized losses	0	0	(22)	0

Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2Q12 (CHF million)

Due within 1 year	2	2	4.41	1,713	1,713	3.11

Due from 1 to 5 years	0	0	–	2,396	2,529	3.10

Due from 5 to 10 years	0	0	–	457	483	2.03

Due after 10 years	0	0	–	191	201	2.39

Total debt securities	2	2	4.41	4,757	4,926	2.97

Loans, allowance for loan losses and credit quality	3 Months Ended
Jun. 30, 2012
Loans, allowance for loan losses and credit quality
Loans, allowance for loan losses and credit quality
Note 16 Loans, allowance for loan losses and credit quality
Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

The determination of the loan classes is primarily driven by the customer segmentation in the two business divisions, Private Banking and Investment Banking, that are engaged in credit activities.
The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the probability of default of the counterparty. The transaction rating reflects the expected loss, considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.

> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for further information on loans, allowance for loan losses, credit quality and impaired loans.

Loans
end of	2Q12	1Q12	4Q11	2Q11

Loans (CHF million)

Mortgages	90,618	89,598	88,255	86,374

Loans collateralized by securities	26,281	25,950	26,461	25,725

Consumer finance	7,176	6,320	6,695	6,024

Consumer	124,075	121,868	121,411	118,123

Real estate	26,116	25,605	25,185	24,163

Commercial and industrial loans	61,813	59,363	59,998	52,733

Financial institutions	25,256	23,473	25,373	23,674

Governments and public institutions	2,903	2,346	2,390	2,285

Corporate & institutional	116,088	110,787	112,946	102,855

Gross loans	240,163	232,655	234,357	220,978

of which held at amortized cost	219,648	213,787	213,663	201,787

of which held at fair value	20,515	18,868	20,694	19,191

Net (unearned income)/deferred expenses	(71)	(51)	(34)	(32)

Allowance for loan losses	(928)	(908)	(910)	(916)

Net loans	239,164	231,696	233,413	220,030

Gross loans by location (CHF million)

Switzerland	149,042	148,181	146,737	142,091

Foreign	91,121	84,474	87,620	78,887

Gross loans	240,163	232,655	234,357	220,978

Impaired loan portfolio (CHF million)

Non-performing loans	921	993	758	880

Non-interest-earning loans	298	228	262	272

Total non-performing and non-interest-earning loans	1,219	1,221	1,020	1,152

Restructured loans	36	8	18	46

Potential problem loans	519	497	680	446

Total other impaired loans	555	505	698	492

Gross impaired loans	1,774	1,726	1,718	1,644

Allowance for loan losses by loan portfolio
	2Q12			1Q12			2Q11

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	295	613	908	289	621	910	281	693	974

Net movements recognized in statements of operations	25	(1)	24	22	5	27	2	1	3

Gross write-offs	(22)	(22)	(44)	(26)	(17)	(43)	(17)	(30)	(47)

Recoveries	3	9	12	11	8	19	14	1	15

Net write-offs	(19)	(13)	(32)	(15)	(9)	(24)	(3)	(29)	(32)

Provisions for interest	2	2	4	3	5	8	1	2	3

Foreign currency translation impact and other adjustments, net	1	23	24	(4)	(9)	(13)	(12)	(20)	(32)

Balance at end of period	304	624	928	295	613	908	269	647	916

of which individually evaluated for impairment	239	443	682	230	437	667	198	470	668

of which collectively evaluated for impairment	65	181	246	65	176	241	71	177	248

Gross loans held at amortized cost (CHF million)

Balance at end of period	124,064	95,584	219,648	121,857	91,930	213,787	118,118	83,669	201,787

of which individually evaluated for impairment	558	832	1,390	553	920	1,473	538	837	1,375

of which collectively evaluated for impairment	123,506	94,752	218,258	121,304	91,010	212,314	117,580	82,832	200,412

	6M12			6M11

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	289	621	910	279	738	1,017

Net movements recognized in statements of operations	47	4	51	14	1	15

Gross write-offs	(48)	(39)	(87)	(41)	(67)	(108)

Recoveries	14	17	31	20	3	23

Net write-offs	(34)	(22)	(56)	(21)	(64)	(85)

Provisions for interest	5	7	12	2	3	5

Foreign currency translation impact and other adjustments, net	(3)	14	11	(5)	(31)	(36)

Balance at end of period	304	624	928	269	647	916

Purchases, reclassifications and sales
	2Q12			1Q12			2Q11

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases [1]	348	2,445	2,793	0	916	916	0	541	541

Reclassifications from loans held-for-sale [2]	0	85	85	0	0	0	0	0	0

Reclassifications to loans held-for-sale [3]	0	341	341	0	475	475	0	286	286

Sales [3]	0	264	264	0	443	443	0	113	113

1 Includes drawdowns under purchased loan commitments. 2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity. 3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Purchases, reclassifications and sales (continued)
	6M12			6M11

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases [1]	348	3,361	3,709	0	2,077	2,077

Reclassifications from loans held-for-sale [2]	0	85	85	0	0	0

Reclassifications to loans held-for-sale [3]	0	816	816	0	656	656

Sales [3]	0	707	707	0	483	483

1 Includes drawdowns under purchased loan commitments. 2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity. 3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Credit quality of loans held at amortized cost
Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, quantify, measure, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.

Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses internal risk ratings as credit quality indicators.

The Group employs a set of credit ratings for the purpose of internally rating counterparties. Credit ratings are intended to reflect the risk of default of each obligor or counterparty. Ratings are assigned based on internally developed rating models and processes, which are subject to governance and internally independent validation procedures.

> Refer to “Credit quality of loans held at amortized cost” in V – Consolidated financial statements – Credit Suisse Group – Note 18 – Loans, allowance for loan losses and credit quality in the Credit Suisse Annual Report 2011 for further information on internal ratings and the scope of the credit quality disclosures.

Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2Q12 (CHF million)

Mortgages	380	705	11,686	57,485	19,545	572	16	17	0	212	90,618

Loans collateralized by securities	27	41	515	22,682	2,814	99	0	33	0	70	26,281

Consumer finance	3	6	72	3,257	2,589	562	55	4	314	303	7,165

Consumer	410	752	12,273	83,424	24,948	1,233	71	54	314	585	124,064

Real estate	318	253	1,479	13,230	10,066	393	0	3	0	64	25,806

Commercial and industrial loans	294	259	1,597	22,458	21,101	3,313	146	7	50	753	49,978

Financial institutions	3,414	1,998	3,993	5,479	2,256	655	2	45	0	158	18,000

Governments and public institutions	123	51	331	579	137	100	473	0	0	6	1,800

Corporate & institutional	4,149	2,561	7,400	41,746	33,560	4,461	621	55	50	981	95,584

Gross loans held at amortized cost	4,559	3,313	19,673	125,170	58,508	5,694	692	109	364	1,566	219,648

Value of collateral [1]	3,826	2,256	18,187	114,600	48,318	3,461	112	96	10	847	191,713

4Q11 (CHF million)

Mortgages	166	637	8,837	55,222	22,368	763	18	19	0	225	88,255

Loans collateralized by securities	1	18	397	24,089	1,793	88	0	2	0	73	26,461

Consumer finance	1	5	51	3,234	2,187	524	58	9	316	300	6,685

Consumer	168	660	9,285	82,545	26,348	1,375	76	30	316	598	121,401

Real estate	341	204	1,241	12,476	10,277	312	0	3	0	60	24,914

Commercial and industrial loans	409	242	1,755	21,182	20,091	3,128	179	27	121	714	47,848

Financial institutions	3,906	2,098	3,333	5,549	1,890	760	3	43	0	132	17,714

Governments and public institutions	119	88	355	484	160	104	470	0	0	6	1,786

Corporate & institutional	4,775	2,632	6,684	39,691	32,418	4,304	652	73	121	912	92,262

Gross loans held at amortized cost	4,943	3,292	15,969	122,236	58,766	5,679	728	103	437	1,510	213,663

Value of collateral [1]	3,938	1,751	14,176	112,505	48,100	3,171	119	86	9	871	184,726

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Value of collateral
In Private Banking, all collateral values for loans are regularly reviewed according to our risk management policies and directives, with maximum review periods determined by market liquidity, market transparency and appraisal costs. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the borrower, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management within the impairment review process.

In Investment Banking, few loans are collateral dependent. The collateral values for these loans are appraised on at least an annual basis, or when a loan-relevant event occurs.
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total

2Q12 (CHF million)

Mortgages	90,281	107	58	8	164	337	90,618

Loans collateralized by securities	26,031	216	7	12	15	250	26,281

Consumer finance	6,351	483	83	75	173	814	7,165

Consumer	122,663	806	148	95	352	1,401	124,064

Real estate	25,686	80	4	9	27	120	25,806

Commercial and industrial loans	49,249	399	43	116	171	729	49,978

Financial institutions	17,733	225	1	15	26	267	18,000

Governments and public institutions	1,770	30	0	0	0	30	1,800

Corporate & institutional	94,438	734	48	140	224	1,146	95,584

Gross loans held at amortized cost	217,101	1,540	196	235	576	2,547	219,648

4Q11 (CHF million)

Mortgages	88,016	48	12	6	173	239	88,255

Loans collateralized by securities	26,254	180	11	3	13	207	26,461

Consumer finance	5,886	496	86	50	167	799	6,685

Consumer	120,156	724	109	59	353	1,245	121,401

Real estate	24,840	41	3	1	29	74	24,914

Commercial and industrial loans	47,085	454	90	50	169	763	47,848

Financial institutions	17,550	78	2	48	36	164	17,714

Governments and public institutions	1,785	1	0	0	0	1	1,786

Corporate & institutional	91,260	574	95	99	234	1,002	92,262

Gross loans held at amortized cost	211,416	1,298	204	158	587	2,247	213,663

Impaired loans
> Refer to “Impaired loans” in V – Consolidated financial statements – Credit Suisse Group – Note 18 – Loans, allowance for loan losses and credit quality in the Credit Suisse Annual Report 2011 for further information on impaired loan categories and allowance for specifically identified credit losses on impaired loans.

Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2Q12 (CHF million)

Mortgages	174	15	189	0	65	65	254

Loans collateralized by securities	59	11	70	0	0	0	70

Consumer finance	268	28	296	0	15	15	311

Consumer	501	54	555	0	80	80	635

Real estate	41	5	46	0	21	21	67

Commercial and industrial loans	271	171	442	36	360	396	838

Financial institutions	108	62	170	0	58	58	228

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	420	244	664	36	439	475	1,139

Gross impaired loans	921	298	1,219	36	519	555	1,774

4Q11 (CHF million)

Mortgages	176	14	190	1	73	74	264

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	262	28	290	0	25	25	315

Consumer	465	55	520	1	144	145	665

Real estate	29	7	36	0	24	24	60

Commercial and industrial loans	215	129	344	17	454	471	815

Financial institutions	49	65	114	0	58	58	172

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	293	207	500	17	536	553	1,053

Gross impaired loans	758	262	1,020	18	680	698	1,718

Gross impaired loan detail
	2Q12			4Q11

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan detail (CHF million)

Mortgages	216	205	41	217	206	41

Loans collateralized by securities	69	65	57	85	83	50

Consumer finance	273	258	141	303	288	131

Consumer	558	528	239	605	577	222

Real estate	53	46	19	46	38	20

Commercial and industrial loans	555	523	326	734	709	318

Financial institutions	218	216	92	156	154	84

Governments and public institutions	6	5	6	6	5	6

Corporate & institutional	832	790	443	942	906	428

Gross impaired loans with a specific allowance	1,390	1,318	682	1,547	1,483	650

Mortgages	38	38	–	46	46	–

Loans collateralized by securities	1	1	–	1	1	–

Consumer finance	38	38	–	13	13	–

Consumer	77	77	–	60	60	–

Real estate	14	14	–	15	15	–

Commercial and industrial loans	283	280	–	80	80	–

Financial institutions	10	10	–	16	16	–

Corporate & institutional	307	304	–	111	111	–

Gross impaired loans without specific allowance	384	381	–	171	171	–

Gross impaired loans	1,774	1,699	682	1,718	1,654	650

of which consumer	635	605	239	665	637	222

of which corporate & institutional	1,139	1,094	443	1,053	1,017	428

Gross impaired loan detail (continued)
	2Q12			1Q12			2Q11

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	218	1	1	214	0	0	237	0	0

Loans collateralized by securities	68	1	0	69	0	0	39	0	0

Consumer finance	273	0	0	289	2	2	264	1	0

Consumer	559	2	1	572	2	2	540	1	0

Real estate	53	0	0	58	0	0	59	1	1

Commercial and industrial loans	575	0	0	701	2	1	655	1	1

Financial institutions	223	1	1	206	0	0	151	0	0

Governments and public institutions	6	0	0	6	0	0	6	0	0

Corporate & institutional	857	1	1	971	2	1	871	2	2

Gross impaired loans with a specific allowance	1,416	3	2	1,543	4	3	1,411	3	2

Mortgages	47	0	0	51	0	0	38	0	0

Loans collateralized by securities	1	0	0	1	0	0	1	0	0

Consumer finance	37	0	0	30	0	0	13	0	0

Consumer	85	0	0	82	0	0	52	0	0

Real estate	19	0	0	16	0	0	57	3	3

Commercial and industrial loans	307	2	2	103	0	0	155	0	0

Financial institutions	11	0	0	12	0	0	4	0	0

Corporate & institutional	337	2	2	131	0	0	216	3	3

Gross impaired loans without specific allowance	422	2	2	213	0	0	268	3	3

Gross impaired loans	1,838	5	4	1,756	4	3	1,679	6	5

of which consumer	644	2	1	654	2	2	592	1	0

of which corporate & institutional	1,194	3	3	1,102	2	1	1,087	5	5

Gross impaired loan detail (continued)
	6M12			6M11

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	219	1	1	240	1	0

Loans collateralized by securities	68	1	0	43	0	0

Consumer finance	285	2	2	285	1	0

Consumer	572	4	3	568	2	0

Real estate	54	0	0	60	1	1

Commercial and industrial loans	624	2	1	659	3	3

Financial institutions	215	1	1	167	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	899	3	2	892	4	4

Gross impaired loans with a specific allowance	1,471	7	5	1,460	6	4

Mortgages	51	0	0	53	0	0

Loans collateralized by securities	1	0	0	1	0	0

Consumer finance	36	0	0	16	0	0

Consumer	88	0	0	70	0	0

Real estate	18	0	0	61	3	3

Commercial and industrial loans	236	2	2	192	0	0

Financial institutions	11	0	0	4	0	0

Corporate & institutional	265	2	2	257	3	3

Gross impaired loans without specific allowance	353	2	2	327	3	3

Gross impaired loans	1,824	9	7	1,787	9	7

of which consumer	660	4	3	638	2	0

of which corporate & institutional	1,164	5	4	1,149	7	7

Other assets and other liabilities	3 Months Ended
Jun. 30, 2012
Other assets and other liabilities
Other assets and other liabilities
Note 17 Other assets and other liabilities
end of	2Q12	1Q12	4Q11	2Q11

Other assets (CHF million)

Cash collateral on derivative instruments	13,221	12,317	15,809	13,739

Cash collateral on non-derivative transactions	2,920	2,454	2,083	1,841

Derivative instruments used for hedging	3,435	3,239	3,706	2,178

Assets held-for-sale	20,741	20,634	21,205	25,362

of which loans	20,115	20,147	20,457	23,816

of which real estate	619	459	732	1,528

Assets held for separate accounts	14,410	14,707	14,407	14,712

Interest and fees receivable	6,029	5,389	6,090	5,748

Deferred tax assets	8,825	8,609	8,939	7,754

Prepaid expenses	706	680	601	718

Failed purchases	2,861	1,338	1,513	1,245

Other	4,365	4,342	3,943	3,488

Other assets	77,513	73,709	78,296	76,785

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,978	10,948	11,934	14,562

Cash collateral on non-derivative transactions	1,564	996	1,002	52

Derivative instruments used for hedging	1,682	2,181	1,998	982

Provisions [1]	1,078	1,104	1,113	1,177

of which off-balance sheet risk	66	65	65	488

Liabilities held for separate accounts	14,410	14,707	14,407	14,712

Interest and fees payable	7,565	6,576	7,142	7,588

Current tax liabilities	817	747	767	783

Deferred tax liabilities	200	318	429	354

Failed sales	5,895	6,258	6,888	6,963

Other	16,070	16,094	17,537	14,400

Other liabilities	62,259	59,929	63,217	61,573

1 Includes provisions for bridge commitments.

Long-term debt	3 Months Ended
Jun. 30, 2012
Long-term debt
Long-term debt
Note 18 Long-term debt
end of	2Q12	1Q12	4Q11	2Q11

Long-term debt (CHF million)

Senior	120,627	122,792	123,632	122,668

Subordinated	20,351	19,762	24,165	23,307

Non-recourse liabilities from consolidated VIEs	13,860	13,077	14,858	18,184

Long-term debt	154,838	155,631	162,655	164,159

of which reported at fair value	66,952	66,347	70,366	76,844

Accumulated other comprehensive income	3 Months Ended
Jun. 30, 2012
Accumulated other comprehensive income
Accumulated other comprehensive income
Note 19 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2Q12 (CHF million)

Balance at beginning of period	(52)	(12,716)	283	(3,678)	340	(15,823)

Increase/(decrease)	1	930	(37)	4	0	898

Increase/(decrease) due to equity method investments	(5)	0	0	0	0	(5)

Reclassification adjustments, included in net income	0	0	(10)	42	(14)	18

Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)

1Q12 (CHF million)

Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)

Increase/(decrease)	(1)	(939)	185	31	0	(724)

Increase/(decrease) due to equity method investments	15	0	0	0	0	15

Reclassification adjustments, included in net income	0	1	(1)	42	(22)	20

Balance at end of period	(52)	(12,716)	283	(3,678)	340	(15,823)

2Q11 (CHF million)

Balance at beginning of period	(50)	(11,899)	77	(3,109)	(30)	(15,011)

Increase/(decrease)	2	(1,961)	15	0	0	(1,944)

Increase/(decrease) due to equity method investments	1	0	0	0	0	1

Reclassification adjustments, included in net income	(13)	2	(13)	26	3	5

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)

6M12 (CHF million)

Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)

Increase/(decrease)	0	(9)	148	35	0	174

Increase/(decrease) due to equity method investments	10	0	0	0	0	10

Reclassification adjustments, included in net income	0	1	(11)	84	(36)	38

Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)

6M11 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	4	(2,395)	(14)	0	0	(2,405)

Increase/(decrease) due to equity method investments	(4)	0	0	0	0	(4)

Reclassification adjustments, included in net income	(27)	7	(24)	53	6	15

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)

Tax	3 Months Ended
Jun. 30, 2012
Tax
Tax
Note 20 Tax
The tax charge of CHF 311 million recorded in 2Q12 mainly reflected the impact of the geographical mix of results, an increase in valuation allowances against deferred tax assets resulting from current quarter losses in the UK and in Asia Pacific, partially offset by the impact of an advanced pricing agreement with tax authorities and a release of contingency reserves of CHF 16 million for uncertain tax positions, mainly as a result of the expiration of relevant statutes of limitations.

Overall, net deferred tax assets increased CHF 334 million to CHF 8,625 million as of the end of 2Q12 compared to 1Q12. The increase in net deferred tax assets primarily related to foreign exchange translation gains of CHF 365 million.

The presentation of net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities is in accordance with ASC Topic 740 – Income Taxes guidance to interim reporting. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.

As of June 30, 2012, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 8.7 billion which are considered indefinitely reinvested. The Group would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

The Group is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 16 million in unrecognized tax benefits within 12 months of the reporting date.

The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2008; the UK – 2006; the US – 2006; Japan – 2005; and the Netherlands – 2005.

Effective tax rate
in	2Q12	1Q12	2Q11	6M12	6M11

Effective tax rate (%)

Effective tax rate	27.5	(8.1)	16.5	22.2	20.4

Net deferred tax assets
end of	2Q12	1Q12	Change

Net deferred tax assets (CHF million)

Deferred tax assets	8,825	8,609	216

of which net operating losses	3,541	3,388	153

of which deductible temporary differences	5,284	5,221	63

Deferred tax liabilities	(200)	(318)	118

Net deferred tax assets	8,625	8,291	334

Employee deferred compensation	3 Months Ended
Jun. 30, 2012
Employee deferred compensation
Employee deferred compensation
Note 21 Employee deferred compensation
The Group’s current and previous deferred compensation plans include share awards, performance share awards, Partner Asset Facilities awards, Adjustable Performance Plan awards, Restricted Cash Awards, Scaled Incentive Share Units (SISUs), Incentive Share Units (ISUs), PAF awards and other cash awards.

> Refer to “Note 27 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for further information.
The following tables show the expense for deferred compensation awards recognized in the consolidated statements of operations, the estimated unrecognized expense for deferred compensation awards granted in 2Q12 and prior periods and the associated remaining requisite service period over which the unrecognized expense will be recognized. The estimated unrecognized deferred compensation expense was based on the fair value of each award on the date of grant and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.

Deferred compensation expense
in	2Q12	1Q12	2Q11	6M12	6M11

Deferred compensation expense (CHF million)

Share awards	211	206	223	417	423

Performance share awards	96	103	0	199	0

2011 Partner Asset Facility awards [1]	(19)	534	0	515	0

Adjustable Performance Plan awards	98	108	318	206	688

Restricted Cash Awards	45	41	47	86	148

Scaled Incentive Share Units	32	30	98	62	215

Incentive Share Units	15	19	46	34	82

2008 Partner Asset Facility awards [1]	12	49	20	61	73

Other cash awards	71	90	93	161	205

Total deferred compensation expense	561	1,180	845	1,741	1,834

1 Compensation expense includes the change in underlying fair value of the indexed assets during the period.

Estimated unrecognized deferred compensation expense
end of	2Q12

Estimated unrecognized deferred compensation expense (CHF million)

Share awards	1,112

Performance share awards	335

Adjustable Performance Plan awards	314

Restricted Cash Awards	80

Scaled Incentive Share Units	136

Incentive Share Units	40

Other cash awards	93

Total	2,110

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.3

2Q12 activity
In 2Q12, the Group delivered 29.7 million Group shares across all plans.
Adjustable Performance Plan awards
In connection with the capital measures announced on July 18, 2012, the Group launched a voluntary exchange offer, under which employees can elect to convert any future cash payments from the Adjustable Performance Plan awards for shares. The conversion price has been fixed at CHF 16.29.

Incentive Share Units
In 2Q12, ISU leverage units granted in 2009 were settled. In accordance with the terms of the plan, each outstanding ISU leverage unit settled for approximately 0.986 Group shares.
2008 Partner Asset Facility
In 2Q12, existing PAF holders were given a voluntary election to make a value-for-value exchange of their existing PAF awards for a new PAF award linked to an expanded portfolio of reference assets. Approximately 41% of employees holding PAF awards elected to exchange their existing PAF awards. There was no impact on compensation expense in 2Q12.

Share-based award activity
	2Q12				6M12

Number of awards (in millions)	Share awards	Performance share awards	SISU awards	ISU awards	Share awards	Performance share awards	SISU awards	ISU awards

Share-based award activities

Balance at beginning of period	70.1	23.7	14.7	13.3	48.1	–	14.7	13.3

Granted	0.9	0.0	0.0	0.0	23.3	23.7	0.0	0.0

Settled	(12.2)	0.0	(4.9)	(8.8)	(12.5)	0.0	(4.9)	(8.8)

Forfeited	(0.4)	0.0	(0.1)	(0.3)	(0.5)	0.0	(0.1)	(0.3)

Balance at end of period	58.4	23.7	9.7	4.2	58.4	23.7	9.7	4.2

of which vested	3.0	0.1	1.2	0.4	3.0	0.1	1.2	0.4

of which unvested	55.4	23.6	8.5	3.8	55.4	23.6	8.5	3.8

Pension and other post-retirement benefits	3 Months Ended
Jun. 30, 2012
Pension and other post-retirement benefits
Pension and other post-retirement benefits
Note 22 Pension and other post-retirement benefits
The Group previously disclosed that it expected to contribute CHF 639 million to the Swiss and international defined benefit plans and other post-retirement defined benefit plans in 2012. As of the end of 2Q12, CHF 404 million of contributions had been made.

Components of total pension costs
in	2Q12	1Q12	2Q11	6M12	6M11

Total pension costs (CHF million)

Service costs on benefit obligation	95	95	89	190	177

Interest costs on benefit obligation	128	128	136	256	274

Expected return on plan assets	(196)	(194)	(206)	(390)	(415)

Amortization of recognized prior service cost/(credit)	(13)	(14)	3	(27)	7

Amortization of recognized actuarial losses	58	57	36	115	73

Net periodic pension costs	72	72	58	144	116

Curtailment losses/(gains)	(4)	(15)	0	(19)	1

Special termination benefits	0	6	0	6	0

Total pension costs	68	63	58	131	117

Derivatives and hedging activities	3 Months Ended
Jun. 30, 2012
Derivatives and hedging activities
Derivatives and hedging activities
Note 23 Derivatives and hedging activities
> Refer to “Note 30 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for further information.
Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.

Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

> Refer to “Note 26 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2Q12	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,036.9	4.1	3.6	0.0	0.0	0.0

Swaps	28,725.8	656.3	647.4	61.7	3.6	1.9

Options bought and sold (OTC)	3,250.2	66.7	67.6	0.0	0.0	0.0

Futures	3,128.0	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,380.4	0.5	0.4	0.0	0.0	0.0

Interest rate products	44,521.3	727.6	719.0	61.7	3.6	1.9

Forwards	2,371.2	21.5	22.0	21.0	0.1	0.0

Swaps	1,332.8	31.9	48.5	0.0	0.0	0.0

Options bought and sold (OTC)	1,040.7	11.2	11.5	0.0	0.0	0.0

Futures	22.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	4.5	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	4,771.5	64.7	82.1	21.0	0.1	0.0

Forwards	19.1	1.0	1.1	0.0	0.0	0.0

Options bought and sold (OTC)	37.6	1.3	1.3	0.0	0.0	0.0

Futures	0.3	0.0	0.0	0.0	0.0	0.0

Precious metals products	57.0	2.3	2.4	0.0	0.0	0.0

Forwards	4.9	0.8	0.1	0.0	0.0	0.0

Swaps	223.3	5.6	6.2	0.0	0.0	0.0

Options bought and sold (OTC)	239.4	13.2	13.8	0.0	0.0	0.0

Futures	72.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	378.8	17.3	19.9	0.0	0.0	0.0

Equity/index-related products	918.6	36.9	40.0	0.0	0.0	0.0

Credit derivatives [2]	1,952.2	47.6	45.3	0.0	0.0	0.0

Forwards	3.3	0.4	0.4	0.0	0.0	0.0

Swaps	55.7	6.8	6.0	0.0	0.0	0.0

Options bought and sold (OTC)	29.7	1.7	1.7	0.0	0.0	0.0

Futures	177.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	62.3	2.9	2.8	0.0	0.0	0.0

Other products [3]	328.8	11.8	10.9	0.0	0.0	0.0

Total derivative instruments	52,549.4	890.9	899.7	82.7	3.7	1.9

The notional amount for derivative instruments (trading and hedging) was CHF 52,632.1 billion as of June 30, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 4Q11	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,754.5	658.0	650.0	71.2	3.8	2.3

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,366.9	728.8	720.8	71.2	3.8	2.3

Forwards	2,133.0	29.7	30.7	17.4	0.1	0.0

Swaps	1,230.0	34.1	51.3	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,224.0	76.1	94.7	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.4	5.8	5.7	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.0	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.8	39.4	41.8	0.0	0.0	0.0

Credit derivatives [2]	2,042.7	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,908.1	925.2	933.8	88.6	3.9	2.3

The notional amount for derivative instruments (trading and hedging) was CHF 49,996.7 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	2Q12		4Q11

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	894.6	901.6	929.1	936.1

Counterparty netting [1]	(811.6)	(811.6)	(836.4)	(836.4)

Cash collateral netting [1]	(37.6)	(39.8)	(36.5)	(37.6)

Replacement values (trading and hedging) after netting agreements	45.4	50.2	56.2	62.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	42.0	48.5	52.5	60.1

of which recorded in other assets (PRV) and other liabilities (NRV)	3.4	1.7	3.7	2.0

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
in	2Q12	1Q12	2Q11	6M12	6M11

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	385	51	248	436	(13)

Foreign exchange products	(12)	(1)	9	(13)	(2)

Total	373	50	257	423	(15)

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(398)	(64)	(273)	(462)	(14)

Foreign exchange products	10	2	(9)	12	2

Total	(388)	(62)	(282)	(450)	(12)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(15)	(12)	(25)	(27)	(27)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
in	2Q12	1Q12	2Q11	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	1	(1)	0	0	0

Foreign exchange products	(5)	15	3	10	0

Total	(4)	14	3	10	0

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	0	14	0	31

Total	0	0	14	0	31

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

As of the end of 2Q12, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was 14 months.

The net loss associated with cash flow hedges expected to be reclassified from accumulated other comprehensive income (AOCI) within the next 12 months was CHF 9 million.
Net investment hedges
in	2Q12	1Q12	2Q11	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	(467)	266	955	(201)	1,000

Total	(467)	266	955	(201)	1,000

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	77	1	77	(2)

Total	0	77	1	77	(2)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below that specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market replacement value of the derivative contract.

The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure by contract may include amounts other than or in addition to the NRV of derivative instruments with credit risk-related contingent features.

Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2Q12 (CHF billion)

Current net exposure	17.1	1.6	0.7	19.4

Collateral posted	16.0	1.5	–	17.5

Additional collateral required in a one-notch downgrade event	0.1	1.5	0.0	1.6

Additional collateral required in a two-notch downgrade event	0.4	2.7	0.5	3.6

4Q11 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit derivatives
> Refer to “Note 30 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for further information on credit derivatives.

Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash collateralized debt obligations (CDOs) and other derivative instruments were excluded as they do not fall within the scope of US GAAP rules. Total return swaps (TRS) of CHF 3.8 billion and CHF 4.8 billion as of the end of 2Q12 and 4Q11, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold
Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit risk-related events.

Credit protection purchased
Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold.
Other protection purchased
In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments, and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.

Fair value of credit protection sold
The fair values of the credit protection sold give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.

Credit protection sold/purchased
end of 2Q12	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(465.5)	441.7		(23.8)	66.6	(7.8)

Non-investment grade	(195.6)	182.4		(13.2)	22.1	(6.1)

Total single-name instruments	(661.1)	624.1		(37.0)	88.7	(13.9)

of which sovereigns	(126.1)	124.2		(1.9)	10.3	(4.3)

of which non-sovereigns	(535.0)	499.9		(35.1)	78.4	(9.6)

Multi-name instruments (CHF billion)

Investment grade [2]	(254.6)	231.0		(23.6)	15.5	(6.8)

Non-investment grade	(24.8)	22.5	[3]	(2.3)	4.6	(4.0)

Total multi-name instruments	(279.4)	253.5		(25.9)	20.1	(10.8)

of which sovereigns	(16.5)	16.2		(0.3)	0.5	(0.7)

of which non-sovereigns	(262.9)	237.3		(25.6)	19.6	(10.1)

Total instruments (CHF billion)

Investment grade [2]	(720.1)	672.7		(47.4)	82.1	(14.6)

Non-investment grade	(220.4)	204.9		(15.5)	26.7	(10.1)

Total instruments	(940.5)	877.6		(62.9)	108.8	(24.7)

of which sovereigns	(142.6)	140.4		(2.2)	10.8	(5.0)

of which non-sovereigns	(797.9)	737.2		(60.7)	98.0	(19.7)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Credit protection sold/purchased (continued)

end of 4Q11	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2Q12	4Q11

Credit derivatives (CHF billion)

Credit protection sold	940.5	991.4

Credit protection purchased	877.6	929.0

Other protection purchased	108.8	95.8

Other instruments [1]	25.3	26.5

Total credit derivatives	1,952.2	2,042.7

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2Q12 (CHF billion)

Single-name instruments	142.8	407.9	110.4	661.1

Multi-name instruments	37.2	137.8	104.4	279.4

Total instruments	180.0	545.7	214.8	940.5

4Q11 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

Guarantees and commitments	3 Months Ended
Jun. 30, 2012
Guarantees and commitments
Guarantees and commitments
Note 24 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, securities lending indemnifications, derivatives and other guarantees.

> Refer to “Guarantees” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2011 for a detailed description of guarantees.

Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2Q12 (CHF million)

Credit guarantees and similar instruments	3,187	13,875	17,062	16,638		134	2,243

Performance guarantees and similar instruments	5,097	4,650	9,747	8,881		69	3,344

Securities lending indemnifications	14,027	0	14,027	14,027		0	14,027

Derivatives [2]	21,171	10,707	31,878	31,878		1,588	–	[3]

Other guarantees	4,396	1,148	5,544	5,519		3	2,967

Total guarantees	47,878	30,380	78,258	76,943		1,794	22,581

4Q11 (CHF million)

Credit guarantees and similar instruments	3,273	4,075	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	4,706	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	23,800	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	1,003	4,975	4,939		4	2,268

Total guarantees	55,441	33,584	89,025	87,344		3,777	23,109

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not significant.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2011 to June 30, 2012 was CHF 0.7 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2012 to June 30, 2013, the Group’s share in the deposit insurance guarantee program based on FINMA’s estimate will be stable at CHF 0.7 billion.

PAF2 transaction
The Group’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Group. In 1Q12, the Group entered into the PAF2 transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Group, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Group and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The Group has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The Group also has a credit support facility with this entity that requires the Group to provide funding to it in certain circumstances. Under the facility, the Group may be required to fund payments or costs related to amounts due by the entity under the CDS, and any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Group. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. The transaction overall is a four-year transaction, but can be extended to nine years. The Group has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to June 30, 2012 by counterparty type, the development of outstanding repurchase claims and provisions for outstanding repurchase claims in 2Q12, 1Q12 and 6M12, and the realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to June 30, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.4

Non-agency securitizations	129.7	[2]

Total	160.3

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 29.6 billion as of the end of 2Q12. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q12 is attributable to borrower payments of USD 83.7 billion and losses of USD 16.4 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims
	2Q12					1Q12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	50	437	762	1,249		68	432	243	743

New claims	25	14	242	281		11	8	535	554

Claims settled through repurchases	(2)	0	(3)	(5)	[1]	(1)	0	(2)	(3)	[1]

Other settlements	(2)	(1)	(6)	(9)	[2]	(2)	0	(2)	(4)	[2]

Total claims settled	(4)	(1)	(9)	(14)		(3)	0	(4)	(7)

Claims rescinded	0	(2)	0	(2)		(26)	(3)	0	(29)

Transfers to/from arbitration and litigation, net [3]	0	0	(144)	(144)		0	0	(12)	(12)

Balance at end of period	71	448	851	1,370		50	437	762	1,249

1 Settled at a repurchase price of USD 6 million and USD 3 million in 2Q12 and 1Q12, respectively. 2 Settled at USD 7 million and USD 3 million in 2Q12 and 1Q12, respectively. 3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – outstanding repurchase claims (continued)
	6M12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743

New claims	36	22	777	835

Claims settled through repurchases	(3)	0	(5)	(8)	[1]

Other settlements	(4)	(1)	(8)	(13)	[2]

Total claims settled	(7)	(1)	(13)	(21)

Claims rescinded	(26)	(5)	0	(31)

Transfers to/from arbitration and litigation, net [3]	0	0	(156)	(156)

Balance at end of period	71	448	851	1,370

1 Settled at a repurchase price of USD 9 million. 2 Settled at USD 10 million. 3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
	2Q12	1Q12	6M12

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	49	59	59

Increase/(decrease) in provisions, net	20	(4)	16

Realized losses [2]	(13)	(6)	(19)

Balance at end of period [3]	56	49	56

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 28 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations.

Realized losses from repurchase of residential mortgage loans sold
in	2Q12		1Q12		2Q11	6M12		6M11

Realized losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	(13)	[1]	(6)	[1]	0	(19)	[1]	(3)	[2]

Includes indemnifications paid to resolve loan repurchase claims.
1 Primarily related to non-agency securitizations and government-sponsored enterprises. 2 Primarily related to government-sponsored enterprises.

Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.

> Refer to “Note 28 – Litigation” for further information.
Repurchase claims on residential mortgage loans sold that are, or become during the reporting period, subject to arbitration or litigation proceedings, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.

Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.

Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees include disposal-related contingencies in connection with the sale of assets or businesses, and other indemnifications. These guarantees are not reflected in the “Guarantees” table.

> Refer to “Disposal-related contingencies and other indemnifications” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2011 for a description of these guarantees.

Other commitments
Other commitments of the Group are classified as follows: irrevocable commitments under documentary credits, loan commitments, forward reverse repurchase agreements and other commitments.
> Refer to “Guarantees” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2011 for a detailed description of guarantees.

Other commitments
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received

2Q12 (CHF million)

Irrevocable commitments under documentary credits	4,536	37	4,573		4,366		1,621

Loan commitments	155,309	65,141	220,450	[2]	215,446		147,108

Forward reverse repurchase agreements	47,775	0	47,775		47,775		47,775

Other commitments	1,838	1,807	3,645		3,645		253

Total other commitments	209,458	66,985	276,443		271,232		196,757

4Q11 (CHF million)

Irrevocable commitments under documentary credits	5,644	43	5,687		5,207		2,372

Loan commitments	157,701	62,859	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	28,885		28,885		28,885

Other commitments	1,457	2,151	3,608		3,608		33

Total other commitments	193,687	65,053	258,740		253,043		175,568

1 Total net amount is computed as the gross amount less any participations. 2 Includes CHF 134,826 million and CHF 138,051 million of unused credit limits as of the end of 2Q12 and 4Q11, respectively, which were revocable at the Group's sole discretion upon notice to the client.

In November 2007, Credit Suisse Brazil, a wholly owned subsidiary of Credit Suisse AG, acquired a majority interest (50% plus one share) in Hedging-Griffo and entered into option arrangements in respect of the remaining equity interests in Hedging-Griffo. In 2Q12, the Group acquired the remaining equity interests in Hedging-Griffo as contemplated under the existing option arrangements at a final purchase price of BRL 1,248 million (CHF 584 million), gaining full control and ownership of Hedging-Griffo.

> Refer to “Note 3 – Business developments and subsequent events” for further information.

Transfers of financial assets and variable interest entities	3 Months Ended
Jun. 30, 2012
Transfers of financial assets and variable interest entities
Transfers of financial assets and variable interest entities
Note 25 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and are generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and Group tax or regulatory purposes.

Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, commercial paper (CP) and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.

The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue commercial mortgage-backed securities (CMBS) and RMBS that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.

The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.

The Group also uses SPEs for other asset-backed financings relating to client-driven activity and for Group tax or regulatory purposes. Types of structures included in this category include CDOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CDOs are collateralized by the assets transferred to the CDO vehicle and pay a return based on the returns on those assets. Leveraged finance structures are used to assist in the syndication of certain loans held by the Group, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Group. In these asset-backed financing structures investors typically only have recourse to the collateral of the SPE and do not have recourse to the Group’s assets.

When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.

Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and CDOs involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.

The Group does not retain material servicing responsibilities from securitization activities.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M12 and 6M11 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still had continuing involvement, regardless of when the securitization occurred.

Securitizations
in	6M12	6M11

Gains and cash flows (CHF million)

CMBS
Net gain [1]	23	0

Proceeds from transfer of assets	3,718	0

Cash received on interests that continue to be held	35	34

RMBS
Net gain/(loss) [1]	(2)	36

Proceeds from transfer of assets	8,483	19,542

Purchases of previously transferred financial assets or its underlying collateral	(11)	0

Servicing fees	1	2

Cash received on interests that continue to be held	246	220

Other asset-backed financings
Net gain [1]	71	11

Proceeds from transfer of assets	279	591

Purchases of previously transferred financial assets or its underlying collateral [2]	(161)	(185)

Servicing fees	0	1

Cash received on interests that continue to be held	582	378

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets.

> Refer to “Transfer of financial assets” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2011 for a detailed description of continuing involvement in transferred financial assets.

The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2Q12 and 4Q11, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q12	4Q11

CHF million

CMBS
Principal amount outstanding	35,027	35,487

Total assets of SPE	49,655	52,536

RMBS
Principal amount outstanding	79,484	91,242

Total assets of SPE	82,654	95,297

Other asset-backed financings
Principal amount outstanding	34,984	35,233

Total assets of SPE	34,987	35,307

Principal amount outstanding relates to assets transferred from the Group and does not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement are determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer
> Refer to “Note 26 – Financial instruments” for information on fair value hierarchy levels.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2Q12						4Q11

at time of transfer			CMBS			RMBS			CMBS			RMBS

CHF million, except where indicated

Fair value of beneficial interests			572			1,154			57			5,095

of which level 2			461			1,116			42			4,695

of which level 3			111			39			15			399

Weighted-average life, in years			9.1			1.4			7.2			5.4

Prepayment speed assumption (rate per annum), in % [1]			–	13.0	-	31.5			–	9.0	-	34.9

Cash flow discount rate (rate per annum), in % [2]	1.9	-	10.7	0.4	-	13.7	2.9	-	10.6	0.5	-	71.2

Expected credit losses (rate per annum), in %	0.8	-	9.0	0.0	-	12.7	1.2	-	9.3	0.3	-	71.0

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2Q12 and 4Q11.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2Q12											4Q11

			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]

CHF million, except where indicated

Fair value of beneficial interests			932				2,346			1,106				342				2,960			1,754

of which non-investment grade			114				649			1,091				133				688			1,513

Weighted-average life, in years			7.5				5.3			3.4				4.1				5.3			2.5

Prepayment speed assumption (rate per annum), in % [3]			–		0.0	-	44.9			–				–		0.1	-	30.0			–

Impact on fair value from 10% adverse change			–				(35.3)			–				–				(44.2)			–

Impact on fair value from 20% adverse change			–				(69.3)			–				–				(86.6)			–

Cash flow discount rate (rate per annum), in % [4]	1.5	-	47.2		0.4	-	50.9	0.8	-	27.6		2.3	-	50.1		0.3	-	49.1	0.7	-	58.7

Impact on fair value from 10% adverse change			(47.3)				(76.6)			(1.2)				(30.5)				(94.4)			(8.2)

Impact on fair value from 20% adverse change			(65.4)				(116.8)			(2.3)				(36.2)				(151.9)			(15.9)

Expected credit losses (rate per annum), in %	1.1	-	46.5		2.5	-	49.4	2.6	-	25.9		1.9	-	49.0		0.9	-	48.9	5.4	-	31.8

Impact on fair value from 10% adverse change			(39.9)				(68.6)			(1.1)				(29.8)				(83.6)			(6.8)

Impact on fair value from 20% adverse change			(51.0)				(101.4)			(2.1)				(34.8)				(131.5)			(13.2)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDO's within this category are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate was based on the weighted-average yield on the beneficial interests.

These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

Secured borrowings
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2Q12 and 4Q11.
> Refer to “Note 27 – Assets pledged or assigned” for further information.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q12	4Q11

CHF million

CMBS
Other assets	609	664

Liability to SPE, included in Other liabilities	(609)	(664)

RMBS
Other assets	12	12

Liability to SPE, included in Other liabilities	(12)	(12)

Other asset-backed financings
Trading assets	1,531	1,851

Other assets	1,359	1,475

Liability to SPE, included in Other liabilities	(2,890)	(3,326)

Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are grouped into three primary categories: CDOs, CP conduits and financial intermediation.

> Refer to “Transfer of financial assets” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2011 for a detailed description of VIEs, CDOs, CP conduit or financial intermediation.

Collateralized debt obligations
The Group engages in CDO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction.

Commercial paper conduit
The Group continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. Alpine is a separate legal entity that is wholly owned by the Group. However, its assets are available to satisfy only the claims of its creditors. In addition, the Group, as administrator and liquidity and credit enhancement facilities provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes. Effective January 1, 2010, the Group was deemed the primary beneficiary of Alpine and consolidated it in accordance with new guidance.

The overall average maturity of the conduit’s outstanding CP was approximately 25 days and 18 days as of 2Q12 and 4Q11, respectively. As of 2Q12 and 4Q11, Alpine had the highest short-term ratings from Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poors and F-1 by Fitch. The majority of Alpine’s purchased assets were highly rated loans or receivables in the consumer sector, including auto loans or leases, student loans and credit card receivables. As of 2Q12 and 4Q11, those assets had an average rating of AA, based on the lowest of each asset’s external or internal rating, and an average maturity of 2.6 years and 2.5 years as of 2Q12 and 4Q11, respectively.

Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
Financial intermediation consists of securitizations, funds, loans and other vehicles.
Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidated all VIEs related to financial intermediation for which it was the primary beneficiary.

The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2Q12 and 4Q11.
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation

end of 2Q12	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,047	24	0	161	70	22	1,324

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	118	0	0	0	0	118

Trading assets	1,206	561	18	2,497	526	1,245	6,053

Investment securities	0	34	0	0	0	0	34

Other investments	0	0	0	0	1,811	516	2,327

Net loans	0	5,397	821	0	56	337	6,611

Premises and equipment	0	0	0	0	532	77	609

Loans held-for-sale	7,520	0	2,661	0	3	0	10,184

Other assets	44	1,015	0	5	482	216	1,762

Total assets of consolidated VIEs	9,817	7,149	3,500	2,663	3,480	2,413	29,022

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	175	175

Trading liabilities	23	0	0	0	3	1,230	1,256

Short-term borrowings	318	6,737	0	40	0	0	7,095

Long-term debt	9,433	21	3,595	310	41	460	13,860

Other liabilities	55	0	1	3	151	471	681

Total liabilities of consolidated VIEs	9,829	6,758	3,596	353	195	2,336	23,067

Consolidated VIEs in which the Group was the primary beneficiary (continued)
			Financial intermediation

end of 4Q11	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	564	82	646

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	741	263	1,828

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,888	3,222	29,789

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	158	493	746

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	388	2,432	23,252

Non-consolidated VIEs
The non-consolidated VIEs tables provide the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.

Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.

> Refer to “Transfer of financial assets ” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Non-consolidated VIE’s in the Credit Suisse Annual Report 2011 for further information.

Non-consolidated VIEs
		Financial intermediation

end of 2Q12	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	133	3,392	1,202	664	2,437	7,828

Net loans	9	119	2,063	4,125	1,519	7,835

Other assets	0	0	71	0	5	76

Total variable interest assets	142	3,511	3,336	4,789	3,961	15,739

Maximum exposure to loss (CHF million)

Maximum exposure to loss	155	12,997	3,838	5,247	4,651	26,888

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	9,096	113,118	63,088	24,417	17,633	227,352

		Financial intermediation

end of 4Q11	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,395	10,301

Net loans	0	123	1,627	4,742	3,257	9,749

Other assets	0	0	32	0	391	423

Total variable interest assets	126	5,620	3,108	5,576	6,043	20,473

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,505	6,051	6,413	23,178

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,815	23,633	20,748	224,134

Financial instruments	3 Months Ended
Jun. 30, 2012
Financial instruments
Financial instruments
Note 26 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
– Concentration of credit risk;
– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes)

– Fair value option; and
– Disclosures about fair value of financial instruments.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

> Refer to “Note 33 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for further information on the Group’s concentrations of credit risk.

Fair value measurement
A significant portion of the Group’s financial instruments are carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.

The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as DVA) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

Based on the Group’s regular review of observable parameters used in its pricing models, in 2Q12 the Group extended the adoption of overnight indexed swap (OIS) discounting, instead of other reference rates such as LIBOR, to inflation products, which resulted in a loss of CHF 30 million.

ASU 2011-04 permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. This change to the fair value measurement guidance is consistent with industry practice. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default. Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.

Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

Assets and liabilities measured at fair value on a recurring basis
end of 2Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	475	0	0		475

Interest-bearing deposits with banks	0	624	0	0		624

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	147,535	1,186	0		148,721

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Securities received as collateral	29,787	404	0	0		30,191

Debt	99,561	52,670	7,935	0		160,166

of which foreign governments	72,102	8,864	51	0		81,017

of which corporates	3	25,431	4,125	0		29,559

of which RMBS	26,732	8,340	1,253	0		36,325

of which CMBS	0	4,730	1,364	0		6,094

of which CDO	0	5,080	654	0		5,734

Equity	59,797	8,603	429	0		68,829

Derivatives	10,026	872,337	8,586	(848,935)		42,014

of which interest rate products	1,914	723,498	2,195	–		–

of which foreign exchange products	1	63,700	1,045	–		–

of which equity/index-related products	7,317	27,293	2,247	–		–

of which credit derivatives	0	45,537	2,091	–		–

Other	8,550	2,172	2,327	0		13,049

Trading assets	177,934	935,782	19,277	(848,935)		284,058

Debt	3,722	1,113	91	0		4,926

of which foreign governments	3,233	0	19	0		3,252

of which corporates	0	659	39	0		698

of which CDO	0	454	33	0		487

Equity	314	83	1	0		398

Investment securities	4,036	1,196	92	0		5,324

Private equity	0	0	4,443	0		4,443

of which equity funds	0	0	3,143	0		3,143

Hedge funds	0	220	274	0		494

of which debt funds	0	143	178	0		321

Other equity investments	244	88	2,519	0		2,851

of which private	0	46	2,519	0		2,565

Life finance instruments	0	0	1,922	0		1,922

Other investments	244	308	9,158	0		9,710

Loans	0	14,115	6,400	0		20,515

of which commercial and industrial loans	0	7,856	3,978	0		11,834

of which financial institutions	0	5,162	2,093	0		7,255

Other intangible assets (mortgage servicing rights)	0	0	63	0		63

Other assets	5,247	25,329	6,635	(209)		37,002

of which loans held-for-sale	0	13,029	6,052	0		19,081

Total assets at fair value	217,248	1,125,768	42,811	(849,144)		536,683

Less other investments - equity at fair value attributable to noncontrolling interests	(189)	(102)	(3,899)	0		(4,190)

Less assets consolidated under ASU 2009-17 [2]	0	(9,099)	(3,499)	0		(12,598)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	217,059	1,116,567	35,413	(849,144)		519,895

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,324	0	0		3,324

Customer deposits	0	4,825	0	0		4,825

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	143,714	0	0		143,714

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Obligations to return securities received as collateral	29,787	404	0	0		30,191

Debt	35,086	10,095	16	0		45,197

of which foreign governments	34,937	1,928	10	0		36,875

of which corporates	0	7,396	6	0		7,402

Equity	21,619	391	27	0		22,037

Derivatives	10,480	883,045	6,088	(851,065)		48,548

of which interest rate products	1,888	715,686	1,334	–		–

of which foreign exchange products	1	79,852	2,205	–		–

of which equity/index-related products	7,749	31,376	889	–		–

of which credit derivatives	0	44,049	1,256	–		–

Trading liabilities	67,185	893,531	6,131	(851,065)		115,782

Short-term borrowings	0	4,378	78	0		4,456

Long-term debt	108	55,167	11,677	0		66,952

of which treasury debt over two years	0	12,108	0	0		12,108

of which structured notes over two years	0	21,097	7,167	0		28,264

of which non-recourse liabilities	108	10,156	2,821	0		13,085

Other liabilities	0	26,518	3,558	(258)		29,818

of which failed sales	0	3,222	1,671	0		4,893

Total liabilities at fair value	97,080	1,131,861	21,444	(851,323)		399,062

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligations to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate products	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2
Effective January 2012, the FASB amended the disclosure requirements for the Group’s reporting of transfers between level 1 and level 2. As this requirement is not retrospective, comparable data is not presented for prior periods. Previously, only significant transfers were required to be disclosed and such transfers between level 1 and level 2 were not significant in 6M11.

All transfers between level 1 and level 2 are reported through the last day of the reporting period.
In 6M12, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers were primarily in exchange traded derivative instruments as they moved closer to maturity and pricing inputs became more observable. Transfers out of level 1 to level 2 were primarily from trading assets. The transfers were primarily in equity as suitable closing prices were unobtainable as of the end of 6M12.

Transfers between level 1 and level 2
6M12	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	47	96

Equity	99	202

Derivatives	4,374	16

Trading assets	4,520	314

Liabilities (CHF million)

Debt	26	32

Equity	43	20

Derivatives	5,116	66

Trading liabilities	5,185	118

Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues

6M12	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	0	0		(25)	0		0	7	1,186

Securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Debt	10,028	1,269	(1,477)	3,338	(5,310)	0	0	28		34	0		0	25	7,935

of which corporates	5,076	479	(665)	2,268	(3,323)	0	0	35		232	0		0	23	4,125

of which RMBS	1,786	517	(545)	477	(999)	0	0	(11)		26	0		0	2	1,253

of which CMBS	1,517	111	(154)	206	(142)	0	0	(5)		(170)	0		0	1	1,364

of which CDO	727	136	(44)	300	(485)	0	0	1		17	0		0	2	654

Equity	467	287	(39)	198	(446)	0	0	16		(52)	0		0	(2)	429

Derivatives	9,587	912	(1,128)	0	0	701	(1,656)	73		55	0		0	42	8,586

of which interest rate products	2,547	55	(247)	0	0	152	(369)	11		34	0		0	12	2,195

of which equity/index-related products	2,732	396	(459)	0	0	259	(616)	57		(129)	0		0	7	2,247

of which credit derivatives	2,171	455	(328)	0	0	145	(385)	0		22	0		0	11	2,091

Other	2,196	110	(115)	1,239	(1,128)	0	0	(2)		10	0		0	17	2,327

Trading assets	22,278	2,578	(2,759)	4,775	(6,884)	701	(1,656)	115		47	0		0	82	19,277

Investment securities	102	0	0	0	(7)	0	0	0		0	0		0	(3)	92

Equity	7,076	4	(48)	420	(629)	0	0	0		1	0		381	31	7,236

Life finance instruments	1,969	0	0	70	(154)	0	0	0		25	0		0	12	1,922

Other investments	9,045	4	(48)	490	(783)	0	0	0		26	0		381	43	9,158

Loans	6,842	220	(97)	327	(712)	1,779	(1,803)	5		(186)	0		0	25	6,400

of which commercial and industrial loans	4,559	114	(97)	92	(353)	1,095	(1,459)	5		12	0		0	10	3,978

of which financial institutions	2,179	76	0	227	(345)	496	(329)	0		(221)	0		0	10	2,093

Other intangible assets	70	0	0	2	0	0	0	0		0	0		(9)	0	63

Other assets	7,469	1,180	(1,593)	1,513	(1,744)	101	(664)	54		318	0		0	1	6,635

of which loans held-for-sale [2]	6,901	1,155	(1,592)	1,465	(1,662)	101	(665)	53		286	0		0	10	6,052

Total assets at fair value	47,203	3,982	(4,692)	7,107	(10,130)	2,581	(4,123)	174		180	0		372	157	42,811

Liabilities (CHF million)

Obligation to return securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Trading liabilities	7,343	704	(980)	36	(271)	465	(1,282)	41		47	0		0	28	6,131

of which interest rate derivatives	1,588	79	(377)	0	0	63	(66)	23		13	0		0	11	1,334

of which foreign exchange derivatives	2,836	1	(167)	0	0	0	(496)	20		1	0		0	10	2,205

of which equity/index-related derivatives	1,022	62	(109)	0	0	236	(191)	(32)		(99)	0		0	0	889

of which credit derivatives	1,520	520	(313)	0	0	69	(459)	30		(113)	0		0	2	1,256

Short-term borrowings	236	4	(60)	0	0	129	(233)	(6)		9	0		0	(1)	78

Long-term debt	12,715	1,493	(1,654)	0	0	1,438	(2,852)	116		351	0		0	70	11,677

of which structured notes over two years	7,576	657	(852)	0	0	1,039	(1,517)	59		152	0		0	53	7,167

of which non-recourse liabilities	3,585	744	(716)	0	0	173	(1,171)	53		147	0		0	6	2,821

Other liabilities	3,891	131	(46)	273	(668)	1	(219)	(7)		80	0		115	7	3,558

of which failed sales	1,909	72	(19)	266	(661)	0	(46)	0		144	0		0	6	1,671

Total liabilities at fair value	24,378	2,332	(2,935)	309	(939)	2,033	(4,586)	144		487	0		115	106	21,444

Net assets/(liabilities) at fair value	22,825	1,650	(1,757)	6,798	(9,191)	548	463	30		(307)	0		257	51	21,367

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 170 million primarily related to sub-prime exposures in the RMBS business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)

								Trading revenues			Other revenues

6M11	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(9)	0	0	56	(46)	0		(9)	0		0	(123)	1,066

Debt	11,013	1,450	(1,512)	5,291	(6,237)	0	0	98		442	0		1	(1,164)	9,382

of which corporates	3,803	378	(205)	2,180	(1,853)	0	0	46		33	0		1	(547)	3,836

of which RMBS	3,264	792	(769)	2,187	(2,830)	0	0	35		215	0		0	(297)	2,597

of which CMBS	1,861	68	(159)	324	(601)	0	0	4		64	0		0	(121)	1,440

of which CDO	1,135	175	(343)	305	(616)	0	0	12		134	0		0	(103)	699

Equity	622	204	(355)	523	(425)	0	0	40		32	0		38	(65)	614

Derivatives	8,719	1,288	(1,040)	0	0	319	(805)	(51)		475	0		0	(877)	8,028

of which interest rate products	2,072	60	(122)	0	0	112	(241)	(9)		(171)	0		0	(187)	1,514

of which equity/index-related products	2,300	109	(153)	0	0	110	(13)	24		171	0		0	(255)	2,293

of which credit derivatives	2,725	845	(717)	0	0	21	(382)	(65)		222	0		0	(259)	2,390

Other	2,018	106	(199)	1,573	(1,239)	0	(36)	8		19	0		0	(228)	2,022

Trading assets	22,372	3,048	(3,106)	7,387	(7,901)	319	(841)	95		968	0		39	(2,334)	20,046

Investment securities	79	2	0	50	(11)	0	(4)	0		0	0		0	(8)	108

Equity	9,591	23	(66)	640	(1,876)	0	0	0		35	0		927	(876)	8,398

Life finance instruments	1,844	0	0	59	(90)	0	0	0		56	0		0	(190)	1,679

Other investments	11,435	23	(66)	699	(1,966)	0	0	0		91	0		927	(1,066)	10,077

Loans	6,258	915	(935)	1,050	(454)	1,163	(1,748)	21		190	0		0	(657)	5,803

of which commercial and industrial loans	3,558	912	(564)	170	(269)	975	(1,192)	5		96	0		0	(342)	3,349

of which financial institutions	2,195	3	(127)	876	(80)	189	(370)	(1)		42	0		0	(280)	2,447

Other intangible assets	66	0	0	0	0	0	0	0		0	0		(10)	(6)	50

Other assets	9,253	2,965	(4,591)	3,185	(2,874)	1,186	(839)	89		374	0		(1)	(1,000)	7,747

of which loans held-for-sale	8,932	2,963	(4,588)	2,991	(2,861)	1,185	(833)	89		349	0		0	(952)	7,275

Total assets at fair value	50,660	6,953	(8,707)	12,371	(13,206)	2,724	(3,478)	205		1,614	0		955	(5,194)	44,897

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(263)	0	0	0	(204)	(4)		0	0		0	(36)	0

Trading liabilities	9,200	836	(844)	134	(192)	453	(1,070)	(29)		950	0		0	(946)	8,492

of which interest rate derivatives	1,341	26	(10)	0	0	11	(102)	(11)		(146)	0		0	(118)	991

of which foreign exchange derivatives	2,941	59	(33)	0	0	3	(324)	(1)		640	0		0	(320)	2,965

of which equity/index-related derivatives	2,940	94	(232)	0	0	185	(190)	26		252	0		0	(319)	2,756

of which credit derivatives	1,256	623	(507)	0	0	123	(276)	(43)		203	0		0	(129)	1,250

Short-term borrowings	123	43	(18)	0	0	226	(137)	1		5	0		0	(20)	223

Long-term debt	16,797	3,535	(5,630)	0	0	4,005	(4,963)	54		546	0		0	(1,712)	12,632

of which structured notes over two years	9,488	804	(1,121)	0	0	1,759	(2,282)	(9)		337	0		0	(982)	7,994

of which non-recourse liabilities	6,825	2,577	(4,398)	0	0	2,043	(2,441)	57		224	0		0	(683)	4,204

Other liabilities	3,734	507	(155)	157	(225)	1	(211)	(30)		163	0		129	(365)	3,705

of which failed sales	1,849	499	(131)	124	(207)	0	(9)	(5)		159	0		0	(194)	2,085

Total liabilities at fair value	30,361	4,921	(6,910)	291	(417)	4,685	(6,585)	(8)		1,664	0		129	(3,079)	25,052

Net assets/(liabilities) at fair value	20,299	2,032	(1,797)	12,080	(12,789)	(1,961)	3,107	213		(50)	0		826	(2,115)	19,845

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	6M12				6M11

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(277)	257	(20)	[1]	163	826	989	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	113	318	431		(2,139)	801	(1,338)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 or 2.

Transfers in and out of level 3
Transfers into level 3 assets during 6M12 were CHF 3,982 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the equity derivatives, private equity, corporate credit, corporate bank and securitized products (consolidated SPE positions) businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 6M12 were CHF 4,692 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the private equity, securitized products (consolidated SPE positions), corporate credit, rates and CMBS businesses due to improved observability of pricing data and increased availability of pricing information from external providers.

Transfers into level 3 assets during 2Q12 were CHF 2,311 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the corporate credit and securitized products (consolidated SPE positions) businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2Q12 were CHF 1,862 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the private equity, corporate credit and CMBS businesses due to improved observability of pricing data and increased availability of pricing information from external providers.

Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments. Product Control and Risk Management create, review and approve significant valuation policies and procedures. The framework includes three main internal processes (i) valuation governance; (ii) independent price verification and significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Group determines the reasonableness of the fair value of its financial instruments.

On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments, and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office, Product Control, Risk Management, and Financial Accounting to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.

The results of these meetings are aggregated for presentation to the Valuation and Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Group. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Group’s Executive Board through the VARMC.

One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes, or broker quotes for the same or similar instruments. Product Control values this inventory using independently sourced data that also includes executed transactions, dealer quotes, and broker quotes.

Product Control utilizes independent pricing service data as part of their review process. Independent pricing service data is analyzed to ensure that it is representative of fair value including confirming that the data corresponds to executed transactions or executable broker quotes, review of contributors to ensure they are active market participants, review of statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.

For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates, or other inputs. In addition, there may be uncertainty about a valuation, which results from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.

The Group performs a sensitivity analysis of its significant level 3 financial instruments. This sensitivity analysis estimates a fair value range by changing the related significant unobservable inputs value. This sensitivity analysis is an internal mechanism to monitor the impact of reasonable alternative inputs or prices for level 3 financial instruments. Where a model-based technique is used to determine the fair value of the level 3 financial instrument, an alternative input value is utilized to derive an estimated fair value range. Where a price-based technique is used to determine the fair value of the level 3 financial instruments, Front Office professional judgment is used to estimate a fair value range.

Except as noted below, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.

The following information on the various financial instruments should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy. Significant unobservable input is mean reversion.

Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.

A substantial increase (decrease) in the significant unobservable input for securities purchased under resale agreements would result in a lower (higher) fair value.
Debt securities
Foreign governments and corporates
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.

Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price, buyback probability, correlation, gap risk and credit spreads.

Substantial increases (decreases) in each of the significant unobservable inputs individually for corporates would result in a higher (lower) fair value, except for the unobservable inputs gap risk and credit spread which would result in a lower (higher) fair value.

CMBS, RMBS and CDO securities
Fair values of RMBS, CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are no significant observable inputs are valued using price, capitalization rate and internal rate of return. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

A substantial increase (decrease) in the significant unobservable input for RMBS would result in a higher (lower) fair value. Substantial increases (decreases) in each of the significant unobservable inputs individually for CMBS would result in a lower (higher) fair value, except for the unobservable input price which would result in a higher (lower) fair value. A substantial increase (decrease) in the significant unobservable input for CDO would result in a higher (lower) fair value.

Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instrument. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include earnings before interest, taxes, depreciation and amortization (EBITDA) multiples and capitalization rate. Substantial increases (decreases) in the significant unobservable inputs individually for equity securities would generally result in a higher (lower) fair value, except for the capitalization rate which would result in a lower (higher) fair value.

Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.

Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility, prepayment rate, basis spreads and mean reversion.

Substantial increases (decreases) in each of the significant unobservable inputs individually for interest rate derivative assets would result in a higher (lower) fair value. The impact of substantial increases (decreases) in each of the significant unobservable inputs individually for interest rate derivative liabilities would result in a lower (higher) fair value, except for the unobservable inputs correlation and prepayment rate which would result in a higher (lower) fair value.

Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate, correlation and basis spreads.

Substantial increases (decreases) in each of the significant unobservable inputs individually for foreign exchange derivative assets would result in a higher (lower) fair value, except for the unobservable input correlation which would result in a lower (higher) fair value. Substantial increases (decreases) in each of the significant unobservable inputs individually for foreign exchange derivative liabilities would result in a lower (higher) fair value, except for the unobservable input prepayment rate which would result in a higher (lower) fair value.

Equity and index-related derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include correlation, volatility, skew, buyback probability, gap risk and credit spreads.

Substantial increases (decreases) in each of the significant unobservable inputs individually for equity and index-related derivative assets would result in a higher (lower) fair value, except for the unobservable input credit spread which would result in a lower (higher) fair value. Substantial increases (decreases) in each of the significant unobservable inputs individually for equity and index-related derivative liabilities would result in a lower (higher) fair value, except for the unobservable input gap risk which would result in a higher (lower) fair value. Generally, the interrelationship between the volatility, correlation and credit spreads inputs are positively correlated.

Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spreads and recovery rates.

Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spreads, correlation and price. These inputs are generally implied from available market observable data.

Substantial increases (decreases) in each of the significant unobservable inputs individually for credit derivative assets would result in a lower (higher) fair value, except for the unobservable inputs recovery rate and credit spreads which would result in a higher (lower) fair value. Substantial increases (decreases) in each of the significant unobservable inputs individually for credit derivative liabilities would result in a higher (lower) fair value, except for the unobservable inputs price and recovery rate which would result in a lower (higher) fair value.

Other trading assets
Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of life expectancy, while for RMBS loans it is price. For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.

Substantial increases (decreases) in each of the significant unobservable inputs individually for other trading assets would result in a higher (lower) fair value, except for the unobservable input life expectancy which would result in a lower (higher) fair value.

Other investments
Private equity, hedge funds and other equity investments
Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published net asset values (NAVs). Most of these investments are classified as level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not current with observed market movements or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. Substantial increases (decreases) in the NAV for private equity and hedge funds would result in a higher (lower) fair value.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. Unobservable inputs may include credit spreads and EBITDA multiples. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Substantial increases (decreases) in each of the significant unobservable inputs individually for other equity investments would result in a higher (lower) fair value, except for the unobservable input credit spread which would result in a lower (higher) fair value.

Life finance instruments
Life finance instruments include Single Premium Immediate Annuities and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above. A substantial increase (decrease) in the significant unobservable input for life finance instruments would result in a higher (lower) fair value.

Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spreads and price.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

A substantial increase (decrease) in the significant unobservable input for commercial and industrial loans would result in a lower (higher) fair value. A substantial increase (decrease) in the significant unobservable input for loans to financial institutions would result in a lower (higher) fair value. Substantial increases (decreases) in each of the significant unobservable inputs individually for loans held in conjunction with securitization activities would result in a higher (lower) fair value, except for the unobservable input credit spreads which would result in a lower (higher) fair value.

Accrual based Private Banking loans, for which an estimated fair value is disclosed in the table “Carrying value and estimated fair values of financial instruments” below, include consumer loans relating to mortgages, loans collateralized by securities or consumer finance, as well as corporate and institutional loans relating to real estate, commercial and industrial loans, and loans to financial institutions, governments and public institutions. Fair values for these loans are determined by using a discounted cash flow model. Future cash flows are discounted using risk-adjusted discount rates which are derived from observable market interest rates for the applicable maturity and currency and from counterparty related credit spreads.

Deposits
Accrual based deposits with a stated maturity, for which an estimated fair value is disclosed in the table “Carrying value and estimated fair values of financial instruments” below, are generally fair valued by using a discounted cash flow model incorporating the Group’s credit spreads. The estimated fair value of accrual accounted deposits without a stated maturity approximates the carrying amount; however, the value does not include an estimate of the value attributed to the long-term relationships with its customers that in the aggregate adds significant value to the Group’s stable deposit base.

Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for long-term debt include buyback probability, gap risk, correlation, volatility and price.

Substantial increases (decreases) in each of the significant unobservable inputs individually for structured notes that mature beyond two years would result in a lower (higher) fair value, except for the unobservable input gap risk which would result in a higher (lower) fair value. Generally, the interrelationship between volatility, skew, correlation, gap risk, and credit spreads inputs are positively correlated. A substantial increase (decrease) in the significant unobservable input for non-recourse liabilities would result in a higher (lower) fair value.

Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments. Substantial increases (decreases) in each of the significant unobservable inputs individually for failed sales would result in a lower (higher) fair value, except for the unobservable input price which would result in a higher (lower) fair value.

Short-term financial instruments
Certain short-term financial instruments are not carried at fair value on the balance sheet, but a fair value has been disclosed in the table “Carrying value and estimated fair values of financial instruments” below. These instruments include: cash and due from banks, cash collateral receivables and payables and other receivables and payables arising in the ordinary course of business. For these financial instruments, the carrying value approximates the fair value due to the relatively short period of time between their origination and expected realization, as well as the minimal credit risk inherent in these instruments.

Quantitative disclosures of valuation techniques
The following tables provide the range of minimum and maximum values of each significant unobservable input for level 3 assets and liabilities by the related valuation technique.
Quantitative information about level 3 assets at fair value
end of 2Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,186	Option model	Mean reversion, in %	[1]	10.0	18.0

Debt	7,935

of which corporates	4,125	Option model	Correlation, in %		(85.0)	98.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

		Price	Price, in %		0.0	150.9

		Discounted cash flow	Credit spread, in bp		26.0	168.0

of which RMBS	1,253	Price	Price, in %		0.1	138.0

of which CMBS	1,364	Price	Price, in %		0.1	87.5

		Discounted cash flow	Capitalization rate, in %		5.0	12.0

		Discounted cash flow	Internal rate of return, in %		9.0	15.0

of which CDO	654	Price	Price, in %		0.0	101.8

Equity	429	Discounted cash flow	EBITDA multiple		3.0	12.0

		Discounted cash flow	Capitalization rate, in %		6.5	7.5

Derivatives	8,586

of which interest rate products	2,195	Option model	Correlation, in %		17.1	99.7

		Option model	Prepayment rate, in %		56.0	108.0

		Option model	Volatility, in %		0.3	31.3

of which equity/index-linked products	2,247	Option model	Correlation, in %		(85.0)	98.0

		Option model	Credit spread, in bp		52.0	184.0

		Option model	Volatility, in %		3.0	125.0

of which credit derivatives	2,091	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	97.0

		Discounted cash flow	Credit spread, in bp		3.8	8,719.0

		Discounted cash flow	Recovery rate, in %		0.0	75.0

Other	2,327	Price	Price, in %		0.1	113.0

		Discounted cash flow	Life expectancy, in years		3.5	20.2

Trading assets	19,277

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Quantitative information about level 3 assets at fair value (continued)
end of 2Q12	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Investment securities	92	–		–		–		–

Private equity	4,443	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	274	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,519

of which private	2,519	Discounted cash flow		Credit spread, in bp		1,068.0		1,783.0

		Discounted cash flow		EBITDA multiple		2.4		11.3

Life finance instruments	1,922	Discounted cash flow		Life expectancy, in years		1.1		21.9

Other investments	9,158

Loans	6,400

of which commercial and industrial loans	3,978	Discounted cash flow		Credit spread, in bp		0.0		3,773.0

of which financial institutions	2,093	Discounted cash flow		Credit spread, in bp		(162.0)		1,147.3

Other intangible assets (mortgage servicing rights)	63	–		–		–

Other assets	6,635

of which loans held-for-sale	6,052	Price		Price, in %		0.0		103.3

		Discounted cash flow		Credit spread, in bp		25.0		1,599.0

Total level 3 assets at fair value	42,811

1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value
end of 2Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Trading liabilities	6,131

of which interest rate derivatives	1,334	Option model	Basis spread, in bp		(54.0)	1,238.0

		Option model	Correlation, in %		17.1	98.6

		Option model	Mean reversion, in %	[1]	(32.8)	5.0

		Option model	Prepayment rate, in %		45.0	108.0

of which foreign exchange derivatives	2,205	Option model	Correlation, in %		(12.5)	76.3

		Option model	Prepayment rate, in %		56.0	108.0

of which equity/index-related derivatives	889	Option model	Correlation, in %		(85.0)	98.0

		Option model	Skew, in %		70.0	141.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	4.8

of which credit derivatives	1,256	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	65.0

		Discounted cash flow	Credit spread, in bp		2.0	8,719.0

		Discounted cash flow	Recovery rate, in %		0.0	77.0

Short-term borrowings	78	–	–

Long-term debt	11,677

of which structured notes over two years	7,167	Option model	Correlation, in %		(85.0)	98.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

of which non-recourse liabilities	2,821	Price	Price, in %		0.0	103.0

Other liabilities	3,558

of which failed sales	1,671	Price	Price, in %		0.0	93.3

		Discounted cash flow	Credit spread, in bp		0.0	681.2

Total level 3 liabilities at fair value	21,444

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value measurements of investments in certain entities that calculate NAV per share
Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally invest in private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to discretion of the board of directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which is generally up to ten years.

The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions
end of 2Q12	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	44		49		93	0

Equity funds	33		3,893	[1]	3,926	0

Equity funds sold short	0		(89)		(89)	0

Total funds held in trading assets and liabilities	77		3,853		3,930	0

Debt funds	63		258		321	210

Equity funds	4		45		49	0

Others	4		120		124	55

Hedge funds	71		423	[2]	494	265

Debt funds	96		0		96	18

Equity funds	3,143		0		3,143	830

Real estate funds	374		0		374	156

Others	830		0		830	237

Private equities	4,443		0		4,443	1,241

Equity method investments	390		0		390	0

Total funds held in other investments	4,904		423		5,327	1,506

Total fair value	4,981	[3]	4,276	[4]	9,257	1,506	[5]

1 54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 16% is redeemable on an annual basis with a notice period primarily of more than 60 days and 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 69% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 13% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,214 million attributable to noncontrolling interests. 4 Includes CHF 79 million attributable to noncontrolling interests. 5 Includes CHF 473 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 4Q11	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.

Nonrecurring fair value changes
end of	2Q12	4Q11

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.6	0.7

of which level 3	0.6	0.7

Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the Investment Banking and Asset Management segments. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
	2Q12			4Q11

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	895	3,712	(2,817)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest-bearing deposits with banks	624	613	11	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	148,075	646	158,673	157,889	784

Loans	20,515	20,776	(261)	20,694	21,382	(688)

Other assets [1]	21,941	30,081	(8,140)	20,511	30,778	(10,267)

Due to banks and customer deposits	(729)	(703)	(26)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,714)	(143,617)	(97)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,456)	(4,524)	68	(3,547)	(3,681)	134

Long-term debt	(66,952)	(71,254)	4,302	(70,366)	(79,475)	9,109

Other liabilities	(4,892)	(7,476)	2,584	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	6M12		6M11

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(12)	[2]	–

of which related to credit risk	(13)		–

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	628	[1]	713	[1]

Other trading assets	10	[2]	(5)	[2]

Other investments	26	[2]	88	[2]

of which related to credit risk	10		(2)

Loans	1	[2]	1,012	[2]

of which related to credit risk	259		134

Other assets	1,223	[1]	2,110	[2]

of which related to credit risk	268		269

Due to banks and customer deposits	4	[2]	(12)	[1]

of which related to credit risk	16		8

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30	[2]	(81)	[1]

Short-term borrowings	(131)	[2]	(141)	[2]

Long-term debt	(3,005)	[2]	(4,223)	[2]

of which related to credit risk [4]	(1,298)		(301)

Other liabilities	265	[2]	(738)	[2]

of which related to credit risk	294		(260)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF (785) million and CHF (255) million in 6M12 and 6M11, respectively.

Disclosures about fair value of financial instruments
US GAAP requires the disclosure of the fair values of financial instruments for which it is practicable to estimate those values, whether or not they are recognized in the consolidated financial statements, excluding all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations. Beginning in January 2012, US GAAP also requires the disclosure of the fair values of these financial instruments within the fair value hierarchy prospectively.

Carrying value and estimated fair values of financial instruments
	2Q12		4Q11

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,864	226,863	236,963	236,963

Securities received as collateral	30,191	30,191	30,191	30,191

Trading assets	275,361	275,361	270,315	270,315

Investment securities	5,326	5,326	5,160	5,160

Loans	235,281	240,130	229,657	233,922

Other financial assets [1]	226,672	226,697	232,452	232,491

Financial liabilities (CHF million)

Due to banks and deposits	354,008	353,948	353,548	353,467

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	189,268	176,559	176,559

Obligation to return securities received as collateral	30,191	30,191	30,191	30,191

Trading liabilities	115,782	115,782	127,760	127,760

Short-term borrowings	19,184	19,187	26,116	26,117

Long-term debt	154,838	154,175	162,655	159,538

Other financial liabilities [2]	132,388	132,193	127,936	127,936

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets and liabilities not measured at fair value where a fair value is disclosed
end of 2Q12	Level 1	Level 2	Level 3	Total fair value

Financial assets (CHF million)

Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	0	78,091	51	78,142

Loans	0	214,175	5,440	219,615

Other financial assets	101,833	75,305	2,162	179,300

Financial liabilities (CHF million)

Due to banks and deposits	193,996	151,787	16	345,799

Central banks funds purchased, securities purchased under resale agreements and securities lending transactions	0	45,554	0	45,554

Short-term borrowings	0	14,731	0	14,731

Long-term debt	0	82,283	4,940	87,223

Other financial liabilities	0	100,855	1,517	102,372

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned	3 Months Ended
Jun. 30, 2012
Assets pledged or assigned
Assets pledged or assigned
Note 27 Assets pledged or assigned
The Group received collateral in connection with resale agreements, securities lending and loans, derivative transactions and margined broker loans. A substantial portion of the collateral received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

Assets pledged or assigned
end of	2Q12	4Q11

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	173,169	157,856

of which assets provided with the right to sell or repledge	97,898	96,922

Fair value of collateral received with the right to sell or repledge	382,438	373,657

of which sold or repledged	327,532	332,718

Litigation	3 Months Ended
Jun. 30, 2012
Litigation
Litigation
Note 28 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material judicial, regulatory and arbitration proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 37 – Litigation in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 and updated in quarterly reports and below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including fees and expenses of external lawyers and other service providers) in connection with certain judicial, regulatory and arbitration proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group reviews its judicial, regulatory and arbitration proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. Further increases or releases of litigation provisions may be necessary in the future as developments in such litigations, claims or proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of these matters. In presenting the condensed consolidated financial statements, management makes estimates regarding the outcome of these matters, records a provision and takes a charge to income when losses with respect to such matters are probable and can be reasonably estimated. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, the Group’s defenses and its experience in similar cases or proceedings, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding or matter.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent reasonably possible losses. The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of the complexity of the proceedings, the novelty of some of the claims, the early stage of the proceedings and limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions is zero to CHF 2.7 billion.

In 2Q12, the Group recorded net litigation provisions of CHF 29 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the uncertainties involved in such proceedings, including those proceedings brought by regulators or other governmental authorities, the ultimate resolution of such proceedings may exceed current litigation provisions and any excess may be material to operating results for any particular period, depending, in part, upon the operating results for such period.

Mortgage-related matters
The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.

Class action litigations
On June 29, 2012, the US District Court for the Southern District of New York (SDNY) granted plaintiff’s motion for class certification in Tsereteli v. Residential Asset Securitization Trust 2006-A8, in which Credit Suisse Securities (USA) LLC (CSS LLC) is the sole underwriter defendant related to a USD 632 million IndyMac RMBS offering, of which CSS LLC underwrote USD 603 million of certificates.

Individual investor actions
In actions brought in connection with being an RMBS issuer, underwriter and/or other participant, CSS LLC, and in some instances certain of its affiliates, have been named as defendants, along with other financial institutions in: two actions brought by Landesbank Baden-Württemberg and affiliated entities, on March 8, 2012 and June 11, 2012, in the Supreme Court for the State of New York, New York County (SCNY), in which claims against CSS LLC relate to approximately USD 200 million of RMBS at issue (100% of the total amount at issue against all banks); one action brought by Watertown Savings Bank on April 27, 2012 in the SCNY, in which claims against CSS LLC and its affiliates relate to an unstated amount of RMBS at issue; one action brought by the Federal Deposit Insurance Corporation (FDIC), as receiver for Citizens National Bank and Strategic Capital Bank on May 18, 2012 in the SDNY, in which claims against CSS LLC and its affiliates relate to approximately USD 28 million of RMBS at issue (approximately 20% of the USD 141 million at issue against all banks); and one action brought by Phoenix Light SF Ltd. and affiliated entities on May 22, 2012 in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 466 million of RMBS at issue (approximately 15% of the USD 3.2 billion at issue against all banks). On May 16, 2012 and May 30, 2012, HSH Nordbank AG and affiliated entities and Sealink Funding Limited respectively filed a notice of discontinuance to discontinue their respective claims against CSS LLC and its applicable affiliates and certain other banks. On June 28, 2012, Asset Management Fund and affiliated entities filed a notice of discontinuance to discontinue their claims in one of their two actions against CSS LLC and its affiliates and certain other banks, reducing the RMBS at issue relating to claims against CSS LLC and its affiliates by USD 145 million to approximately USD 93 million. On June 28, 2012, the Federal Housing Finance Agency (FHFA), as conservator for Fannie Mae and Freddie Mac, in an amended complaint to one of its five actions against CSS LLC relating to an aggregate of approximately USD 5.5 billion of RMBS at issue, reduced the RMBS at issue by approximately USD 230 million; the five actions together now relate to approximately USD 5.2 billion. On July 2, 2012, IKB Deutsche Industriebank AG and affiliated entities filed a consolidated complaint relating to their claims against CSS LLC and its affiliates, reducing the RMBS at issue by approximately USD 143 million to approximately USD 97 million.

Repurchase litigations
On July 3, 2012, the FHFA, as conservator for Freddie Mac, on behalf of the Trustee of Home Equity Asset Trust 2006-5, filed an action against DLJ Mortgage Capital, Inc. (DLJ) in the SCNY. The action alleges that DLJ breached representations and warranties in respect of certain mortgage loans and failed to repurchase such mortgage loans as required under the applicable agreements. No damages amount is alleged.

LIBOR-related matters
Regulatory authorities in a number of jurisdictions, including the US, UK, EU and Switzerland, have for an extended period of time been conducting investigations into the setting of LIBOR and other reference rates with respect to a number of currencies, as well as the pricing of certain related derivatives. These ongoing investigations have included information requests from regulators regarding LIBOR-setting practices and reviews of the activities of various financial institutions, including the Group. The Group, which is a member of three LIBOR rate-setting panels (US Dollar LIBOR, Swiss Franc LIBOR and Euro LIBOR), is cooperating fully with these investigations.

In particular, it has been reported that regulators are investigating whether financial institutions engaged in an effort to manipulate LIBOR, either individually or in concert with other institutions, in order to improve market perception of these institutions’ financial health and/or to increase the value of their proprietary trading positions. In response to regulatory inquiries, Credit Suisse commissioned a review of these issues. To date, Credit Suisse has seen no evidence to suggest that it is likely to have any material exposure in connection with these issues.

In addition, members of the US Dollar LIBOR panel, including Credit Suisse, have been named in various civil lawsuits filed in the US.

Subsidiary guarantee information	3 Months Ended
Jun. 30, 2012
Subsidiary guarantee information
Subsidiary guarantee information
Note 29 Subsidiary guarantee information
Five wholly-owned finance subsidiaries of the Group, each of which is a Guernsey incorporated non-cellular company limited by shares, may issue contingent convertible securities fully and unconditionally guaranteed by the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law, applicable to some of the Group’s subsidiaries that limit their ability to pay dividends or distributions and make loans and advances to the Group.

On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.

Condensed consolidating statements of operations
in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	1,996	4,909		6,905	21		118		7,044

Interest expense	(1,175)	(4,232)		(5,407)	(19)		(4)		(5,430)

Net interest income	821	677		1,498	2		114		1,614

Commissions and fees	913	2,158		3,071	3		56		3,130

Trading revenues	(497)	1,578		1,081	0		75		1,156

Other revenues	129	232		361	789	[2]	(775)		375

Net revenues	1,366	4,645		6,011	794		(530)		6,275

Provision for credit losses	0	10		10	0		15		25

Compensation and benefits	814	2,171		2,985	23		(3)		3,005

General and administrative expenses	383	1,295		1,678	(24)		19		1,673

Commission expenses	58	379		437	1		3		441

Total other operating expenses	441	1,674		2,115	(23)		22		2,114

Total operating expenses	1,255	3,845		5,100	0		19		5,119

Income/(loss) before taxes	111	790		901	794		(564)		1,131

Income tax expense	33	221		254	6		51		311

Net income/(loss)	78	569		647	788		(615)		820

Net income/(loss) attributable to noncontrolling interests	13	70		83	0		(51)		32

Net income/(loss) attributable to shareholders	65	499		564	788		(564)		788

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 183 million and CHF 22 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	78	569		647	788	(615)		820

Gains/(losses) on cash flow hedges	0	2		2	(5)	(1)		(4)

Foreign currency translation	999	108		1,107	0	8		1,115

Unrealized gains/(losses) on securities	0	(52)		(52)	0	5		(47)

Actuarial gains/(losses)	10	4		14	0	32		46

Net prior service cost	0	0		0	0	(14)		(14)

Other comprehensive income/(loss), net of tax	1,009	62		1,071	(5)	30		1,096

Comprehensive income/(loss)	1,087	631		1,718	783	(585)		1,916

Comprehensive income/(loss) attributable to noncontrolling interests	208	262		470	0	(253)		217

Comprehensive income/(loss) attributable to shareholders	879	369		1,248	783	(332)		1,699

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	1,840	5,104		6,944	41		97		7,082

Interest expense	(1,212)	(4,456)		(5,668)	(39)		2		(5,705)

Net interest income	628	648		1,276	2		99		1,377

Commissions and fees	937	2,453		3,390	3		70		3,463

Trading revenues	(433)	1,491		1,058	0		58		1,116

Other revenues	761	119		880	749	[2]	(693)		936

Net revenues	1,893	4,711		6,604	754		(466)		6,892

Provision for credit losses	0	(2)		(2)	0		15		13

Compensation and benefits	879	2,182		3,061	24		11		3,096

General and administrative expenses	414	1,243		1,657	(38)		33		1,652

Commission expenses	60	424		484	1		6		491

Total other operating expenses	474	1,667		2,141	(37)		39		2,143

Total operating expenses	1,353	3,849		5,202	(13)		50		5,239

Income/(loss) before taxes	540	864		1,404	767		(531)		1,640

Income tax expense	(17)	259		242	(1)		30		271

Net income/(loss)	557	605		1,162	768		(561)		1,369

Net income attributable to noncontrolling interests	577	27		604	0		(3)		601

Net income/(loss) attributable to shareholders	(20)	578		558	768		(558)		768

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 162 million and CHF 11 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	557	605		1,162	768	(561)		1,369

Gains/(losses) on cash flow hedges	0	(10)		(10)	0	0		(10)

Foreign currency translation	(1,970)	(493)		(2,463)	0	31		(2,432)

Unrealized gains/(losses) on securities	0	1		1	0	1		2

Actuarial gains/(losses)	6	3		9	0	17		26

Net prior service cost	0	0		0	0	3		3

Other comprehensive income/(loss), net of tax	(1,964)	(499)		(2,463)	0	52		(2,411)

Comprehensive income/(loss)	(1,407)	106		(1,301)	768	(509)		(1,042)

Comprehensive income/(loss) attributable to noncontrolling interests	82	(329)		(247)	0	375		128

Comprehensive income/(loss) attributable to shareholders	(1,489)	435		(1,054)	768	(884)		(1,170)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	3,837	8,224		12,061	52		226		12,339

Interest expense	(2,209)	(6,576)		(8,785)	(50)		(6)		(8,841)

Net interest income	1,628	1,648		3,276	2		220		3,498

Commissions and fees	1,873	4,309		6,182	5		115		6,302

Trading revenues	243	1,198		1,441	0		(96)		1,345

Other revenues	415	747		1,162	817	[2]	(802)		1,177

Net revenues	4,159	7,902		12,061	824		(563)		12,322

Provision for credit losses	(4)	36		32	0		27		59

Compensation and benefits	1,973	4,718		6,691	35		(10)		6,716

General and administrative expenses	800	2,520		3,320	(53)		59		3,326

Commission expenses	114	770		884	1		7		892

Total other operating expenses	914	3,290		4,204	(52)		66		4,218

Total operating expenses	2,887	8,008		10,895	(17)		56		10,934

Income/(loss) before taxes	1,276	(142)		1,134	841		(646)		1,329

Income tax expense/(benefit)	432	(155)		277	9		9		295

Net income/(loss)	844	13		857	832		(655)		1,034

Net income/(loss) attributable to noncontrolling interests	199	89		288	0		(86)		202

Net income/(loss) attributable to shareholders	645	(76)		569	832		(569)		832

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 183 million and CHF 29 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	844	13		857	832	(655)		1,034

Gains/(losses) on cash flow hedges	0	1		1	10	(1)		10

Foreign currency translation	169	(282)		(113)	0	111		(2)

Unrealized gains/(losses) on securities	0	122		122	0	15		137

Actuarial gains/(losses)	19	7		26	0	93		119

Net prior service cost	(1)	1		0	0	(36)		(36)

Other comprehensive income/(loss), net of tax	187	(151)		36	10	182		228

Comprehensive income/(loss)	1,031	(138)		893	842	(473)		1,262

Comprehensive income/(loss) attributable to noncontrolling interests	229	102		331	0	(123)		208

Comprehensive income/(loss) attributable to shareholders	802	(240)		562	842	(350)		1,054

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	3,858	8,396		12,254	85		195		12,534

Interest expense	(2,476)	(6,851)		(9,327)	(81)		4		(9,404)

Net interest income	1,382	1,545		2,927	4		199		3,130

Commissions and fees	2,043	4,944		6,987	5		142		7,134

Trading revenues	320	2,802		3,122	0		5		3,127

Other revenues	1,247	356		1,603	1,872	[2]	(1,818)		1,657

Net revenues	4,992	9,647		14,639	1,881		(1,472)		15,048

Provision for credit losses	1	(22)		(21)	0		27		6

Compensation and benefits	2,065	5,004		7,069	49		7		7,125

General and administrative expenses	857	2,458		3,315	(80)		49		3,284

Commission expenses	132	882		1,014	1		12		1,027

Total other operating expenses	989	3,340		4,329	(79)		61		4,311

Total operating expenses	3,054	8,344		11,398	(30)		68		11,436

Income/(loss) before taxes	1,937	1,325		3,262	1,911		(1,567)		3,606

Income tax expense	335	367		702	4		30		736

Net income/(loss)	1,602	958		2,560	1,907		(1,597)		2,870

Net income attributable to noncontrolling interests	947	52		999	0		(36)		963

Net income/(loss) attributable to shareholders	655	906		1,561	1,907		(1,561)		1,907

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 320 million and CHF 18 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	1,602	958		2,560	1,907	(1,597)		2,870

Gains/(losses) on cash flow hedges	0	(22)		(22)	(5)	0		(27)

Foreign currency translation	(2,575)	(481)		(3,056)	(56)	98		(3,014)

Unrealized gains/(losses) on securities	0	(38)		(38)	0	0		(38)

Actuarial gains/(losses)	12	7		19	0	34		53

Net prior service cost	0	(1)		(1)	0	7		6

Other comprehensive income/(loss), net of tax	(2,563)	(535)		(3,098)	(61)	139		(3,020)

Comprehensive income/(loss)	(961)	423		(538)	1,846	(1,458)		(150)

Comprehensive income/(loss) attributable to noncontrolling interests	299	(422)		(123)	0	460		337

Comprehensive income/(loss) attributable to shareholders	(1,260)	845		(415)	1,846	(1,918)		(487)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
end of 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	4,046	95,704		99,750	66	(778)		99,038

Interest-bearing deposits with banks	88	4,170		4,258	0	(1,930)		2,328

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,898	65,957		226,855	0	9		226,864

Securities received as collateral	32,777	(2,586)		30,191	0	0		30,191

Trading assets	107,575	176,667		284,242	0	(184)		284,058

Investment securities	0	3,674		3,674	0	1,652		5,326

Other investments	6,641	5,829		12,470	34,694	(34,391)		12,773

Net loans	22,694	201,910		224,604	4,901	9,659		239,164

Premises and equipment	1,101	5,541		6,642	0	204		6,846

Goodwill	601	7,173		7,774	0	891		8,665

Other intangible assets	101	177		278	0	0		278

Brokerage receivables	18,817	31,593		50,410	0	1		50,411

Other assets	16,598	60,776		77,374	216	(77)		77,513

Total assets	371,937	656,585		1,028,522	39,877	(24,944)		1,043,455

Liabilities and equity (CHF million)

Due to banks	308	40,717		41,025	4,194	(3,894)		41,325

Customer deposits	1	302,791		302,792	0	9,891		312,683

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,711	20,555		189,266	0	0		189,266

Obligation to return securities received as collateral	32,777	(2,586)		30,191	0	0		30,191

Trading liabilities	27,850	88,002		115,852	1	(71)		115,782

Short-term borrowings	17,360	1,824		19,184	0	0		19,184

Long-term debt	36,398	117,464		153,862	799	177		154,838

Brokerage payables	55,137	20,685		75,822	0	0		75,822

Other liabilities	12,721	48,936		61,657	109	493		62,259

Total liabilities	351,263	638,388		989,651	5,103	6,596		1,001,350

Total shareholders' equity	16,173	13,611		29,784	34,774	(29,784)		34,774

Noncontrolling interests	4,501	4,586		9,087	0	(1,756)		7,331

Total equity	20,674	18,197		38,871	34,774	(31,540)		42,105

Total liabilities and equity	371,937	656,585		1,028,522	39,877	(24,944)		1,043,455

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
end of 4Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	3,698	107,526		111,224	13	(664)		110,573

Interest-bearing deposits with banks	87	4,106		4,193	0	(1,921)		2,272

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,625	83,310		236,935	0	28		236,963

Securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading assets	91,458	188,290		279,748	0	(195)		279,553

Investment securities	0	3,652		3,652	0	1,508		5,160

Other investments	6,719	6,196		12,915	34,137	(33,826)		13,226

Net loans	24,658	194,776		219,434	5,603	8,376		233,413

Premises and equipment	1,110	5,880		6,990	0	203		7,193

Goodwill	597	7,103		7,700	0	891		8,591

Other intangible assets	112	168		280	0	8		288

Brokerage receivables	17,951	25,494		43,445	0	1		43,446

Other assets	16,114	61,966		78,080	190	26		78,296

Total assets	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

Liabilities and equity (CHF million)

Due to banks	92	39,985		40,077	4,697	(4,627)		40,147

Customer deposits	0	304,130		304,130	0	9,271		313,401

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	151,655	24,904		176,559	0	0		176,559

Obligation to return securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading liabilities	29,291	98,518		127,809	0	(49)		127,760

Short-term borrowings	15,881	10,235		26,116	0	0		26,116

Long-term debt	40,029	121,324		161,353	1,444	(142)		162,655

Brokerage payables	47,847	20,187		68,034	0	0		68,034

Other liabilities	10,124	52,043		62,167	128	922		63,217

Total liabilities	329,108	667,328		996,436	6,269	5,375		1,008,080

Total shareholders' equity	16,979	12,424		29,403	33,674	(29,403)		33,674

Noncontrolling interests	4,231	4,717		8,948	0	(1,537)		7,411

Total equity	21,210	17,141		38,351	33,674	(30,940)		41,085

Total liabilities and equity	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(8,011)	(2,032)		(10,043)	190	[2]	(569)		(10,422)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(268)		(269)	0		87		(182)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(6,167)	16,522		10,355	0		19		10,374

Purchase of investment securities	0	(25)		(25)	0		(183)		(208)

Proceeds from sale of investment securities	0	339		339	0		0		339

Maturities of investment securities	0	106		106	0		61		167

Investments in subsidiaries and other investments	(163)	(452)		(615)	(45)		(28)		(688)

Proceeds from sale of other investments	608	448		1,056	0		56		1,112

(Increase)/decrease in loans	2,084	(7,469)		(5,385)	719		(1,309)		(5,975)

Proceeds from sales of loans	0	522		522	0		0		522

Capital expenditures for premises and equipment and other intangible assets	(170)	(494)		(664)	0		(6)		(670)

Proceeds from sale of premises and equipment and other intangible assets	2	6		8	0		0		8

Other, net	214	1,817		2,031	28		(20)		2,039

Net cash provided by/(used in) investing activities of continuing operations	(3,593)	11,052		7,459	702		(1,323)		6,838

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	213	(3,220)		(3,007)	(586)		1,558		(2,035)

Increase/(decrease) in short-term borrowings	678	(8,492)		(7,814)	0		0		(7,814)

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,780	(4,193)		11,587	0		0		11,587

Issuances of long-term debt	444	18,550		18,994	5		668		19,667

Repayments of long-term debt	(3,727)	(23,712)		(27,439)	(660)		(321)		(28,420)

Issuances of common shares	0	0		0	1,323		0		1,323

Sale of treasury shares	0	0		0	361		3,414		3,775

Repurchase of treasury shares	0	0		0	(472)		(3,390)		(3,862)

Dividends paid/capital repayments	0	(176)		(176)	(944)		(31)		(1,151)

Excess tax benefits related to share-based compensation	0	14		14	0		(14)		0

Other, net	(1,467)	615		(852)	77		(5)		(780)

Net cash provided by/(used in) financing activities of continuing operations	11,921	(20,614)		(8,693)	(896)		1,879		(7,710)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	31	(228)		(197)	57		(101)		(241)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	348	(11,822)		(11,474)	53		(114)		(11,535)

Cash and due from banks at beginning of period	3,698	107,526		111,224	13		(664)		110,573

Cash and due from banks at end of period	4,046	95,704		99,750	66		(778)		99,038

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

Condensed consolidating statements of cash flows
in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	4,943	(5,273)		(330)	475	[2]	363		508

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(976)		(977)	0		492		(485)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,444)	3,511		1,067	0		(135)		932

Purchase of investment securities	0	(1,044)		(1,044)	0		(128)		(1,172)

Proceeds from sale of investment securities	0	2,096		2,096	0		0		2,096

Maturities of investment securities	0	1,289		1,289	0		83		1,372

Investments in subsidiaries and other investments	708	(1,499)		(791)	(1)		(78)		(870)

Proceeds from sale of other investments	428	2,019		2,447	0		69		2,516

(Increase)/decrease in loans	2,192	(6,754)		(4,562)	74		(1,148)		(5,636)

Proceeds from sales of loans	0	230		230	0		0		230

Capital expenditures for premises and equipment and other intangible assets	(182)	(529)		(711)	0		(7)		(718)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0		0		3

Other, net	9	115		124	0		23		147

Net cash provided by/(used in) investing activities of continuing operations	710	(1,539)		(829)	73		(829)		(1,585)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(16)	16,901		16,885	(656)		(526)		15,703

Increase/(decrease) in short-term borrowings	(12,509)	12,922		413	0		0		413

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	8,015	(18,255)		(10,240)	0		0		(10,240)

Issuances of long-term debt	2,718	20,732		23,450	5		147		23,602

Repayments of long-term debt	(2,649)	(16,089)		(18,738)	0		(234)		(18,972)

Issuances of common shares	0	0		0	666		0		666

Sale of treasury shares	0	614		614	417		6,715		7,746

Repurchase of treasury shares	0	(612)		(612)	(61)		(6,999)		(7,672)

Dividends paid/capital repayments	0	(338)		(338)	(1,560)		93		(1,805)

Other, net	60	(42)		18	632		21		671

Net cash provided by/(used in) financing activities of continuing operations	(4,381)	15,833		11,452	(557)		(783)		10,112

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(615)	(6,159)		(6,774)	7		313		(6,454)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	25		25	0		0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	657	2,887		3,544	(2)		(936)		2,606

Cash and due from banks at beginning of period	5,133	60,214		65,347	18		102		65,467

Cash and due from banks at end of period	5,790	63,101		68,891	16		(834)		68,073

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

Summary of significant accounting policies (Policies)	3 Months Ended
Jun. 30, 2012
Summary of significant accounting policies
Basis of presentation
Basis of presentation
The accompanying unaudited condensed consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the US GAAP consolidated financial statements and notes thereto for the year ended December 31, 2011, included in the Credit Suisse Annual Report 2011.

> Refer to “Note 1 – Summary of significant accounting policies” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for a description of the Group’s significant accounting policies.

Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP, but not required for interim reporting purposes, has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The presentation of the 1Q12 consolidated statements of operations and consolidated balance sheet, the 2Q12, 1Q12 and 2Q11 consolidated statements of changes in equity and the 2Q11 consolidated balance sheet have been added for convenience of the reader and are not a required presentation under US GAAP. The results of operations for interim periods are not indicative of results for the entire year.

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Segment information (Tables)	3 Months Ended
Jun. 30, 2012
Segment information
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes
in	2Q12	1Q12	2Q11	6M12	6M11

Net revenues (CHF million)

Private Banking	2,704	2,604	2,754	5,308	5,592

Investment Banking	2,909	4,159	2,817	7,068	7,904

Asset Management	550	681	654	1,231	1,274

Corporate Center	78	(1,566)	101	(1,488)	(631)

Noncontrolling interests without SEI	34	169	566	203	909

Net revenues	6,275	6,047	6,892	12,322	15,048

Income/(loss) before taxes (CHF million)

Private Banking	775	606	835	1,381	1,668

Investment Banking	383	998	208	1,381	1,691

Asset Management	133	254	210	387	393

Corporate Center	(180)	(1,818)	(167)	(1,998)	(1,041)

Noncontrolling interests without SEI	20	158	554	178	895

Income before taxes	1,131	198	1,640	1,329	3,606

Total assets
end of	2Q12	1Q12	4Q11	2Q11

Total assets (CHF million)

Private Banking	366,609	351,064	347,476	332,474

Investment Banking	796,613	762,648	811,689	747,901

Asset Management	23,647	22,549	23,203	21,976

Corporate Center [1]	(148,006)	(140,839)	(137,952)	(131,720)

Noncontrolling interests without SEI	4,592	4,598	4,749	6,292

Total assets	1,043,455	1,000,020	1,049,165	976,923

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net interest income (Tables)	3 Months Ended
Jun. 30, 2012
Net interest income
Net interest income
in	2Q12	1Q12	2Q11	6M12	6M11

Net interest income (CHF million)

Loans	1,232	1,213	1,253	2,445	2,475

Investment securities	26	21	23	47	54

Trading assets	4,418	2,666	4,159	7,084	6,836

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	786	772	870	1,558	1,577

Other	582	623	777	1,205	1,592

Interest and dividend income	7,044	5,295	7,082	12,339	12,534

Deposits	(353)	(388)	(427)	(741)	(831)

Short-term borrowings	(16)	(20)	(14)	(36)	(32)

Trading liabilities	(3,278)	(1,274)	(3,264)	(4,552)	(4,640)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(527)	(370)	(505)	(897)	(848)

Long-term debt	(1,177)	(1,287)	(1,422)	(2,464)	(2,892)

Other	(79)	(72)	(73)	(151)	(161)

Interest expense	(5,430)	(3,411)	(5,705)	(8,841)	(9,404)

Net interest income	1,614	1,884	1,377	3,498	3,130

Commissions and fees (Tables)	3 Months Ended
Jun. 30, 2012
Commissions and fees
Commissions and fees
in	2Q12	1Q12	2Q11	6M12	6M11

Commissions and fees (CHF million)

Lending business	364	307	349	671	691

Investment and portfolio management	1,033	979	1,072	2,012	2,142

Other securities business	24	21	22	45	37

Fiduciary business	1,057	1,000	1,094	2,057	2,179

Underwriting	311	411	491	722	1,033

Brokerage	896	989	989	1,885	2,197

Underwriting and brokerage	1,207	1,400	1,480	2,607	3,230

Other services	502	465	540	967	1,034

Commissions and fees	3,130	3,172	3,463	6,302	7,134

Trading revenues (Tables)	3 Months Ended
Jun. 30, 2012
Trading revenues
Trading revenues
in	2Q12	1Q12	2Q11	6M12	6M11

Trading revenues (CHF million)

Interest rate products	636	(332)	1,389	304	2,452

Foreign exchange products	(554)	1,037	(1,562)	483	(884)

Equity/index-related products	757	185	689	942	1,202

Credit products	162	(990)	317	(828)	(158)

Commodity, emission and energy products	17	71	232	88	306

Other products	138	218	51	356	209

Trading revenues	1,156	189	1,116	1,345	3,127

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Other revenues (Tables)	3 Months Ended
Jun. 30, 2012
Other revenues
Other revenues
in	2Q12	1Q12	2Q11	6M12	6M11

Other revenues (CHF million)

Noncontrolling interests without SEI	50	144	584	194	907

Loans held-for-sale	(9)	(10)	17	(19)	35

Long-lived assets held-for-sale	(1)	(2)	65	(3)	64

Equity method investments	33	31	52	64	58

Other investments	130	232	91	362	340

Other	172	407	127	579	253

Other revenues	375	802	936	1,177	1,657

Provision for credit losses (Tables)	3 Months Ended
Jun. 30, 2012
Provision for credit losses
Provision for credit losses
in	2Q12	1Q12	2Q11	6M12	6M11

Provision for credit losses (CHF million)

Provision for loan losses	24	27	3	51	15

Provision for lending-related and other exposures	1	7	10	8	(9)

Provision for credit losses	25	34	13	59	6

Compensation and benefits (Tables)	3 Months Ended
Jun. 30, 2012
Compensation and benefits
Compensation and benefits
in	2Q12	1Q12	2Q11	6M12	6M11

Compensation and benefits (CHF million)

Salaries and variable compensation	2,571	3,314	2,719	5,885	6,222

Social security	247	219	207	466	529

Other [1]	187	178	170	365	374

Compensation and benefits [2]	3,005	3,711	3,096	6,716	7,125

1 Includes pension and other post-retirement expense of CHF 129 million, CHF 112 million, CHF 112 million, CHF 241 million and CHF 246 million in 2Q12, 1Q12, 2Q11, 6M12 and 6M11, respectively. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 123 million, CHF 45 million, CHF 142 million, CHF 168 million and CHF 142 million as of 2Q12, 1Q12, 2Q11, 6M12 and 6M11, respectively.

General and administrative expenses (Tables)	3 Months Ended
Jun. 30, 2012
General and administrative expenses
General and administrative expenses
in	2Q12	1Q12	2Q11	6M12	6M11

General and administrative expenses (CHF million)

Occupancy expenses	308	288	269	596	533

IT, machinery, etc.	372	343	333	715	660

Provisions and losses	13	69	42	82	89

Travel and entertainment	101	90	115	191	219

Professional services	473	435	541	908	1,026

Amortization and impairment of other intangible assets	7	14	8	21	15

Other	399	414	344	813	742

General and administrative expenses	1,673	1,653	1,652	3,326	3,284

Earnings per share (Tables)	3 Months Ended
Jun. 30, 2012
Earnings per share
Earnings per share
in	2Q12	1Q12	2Q11	6M12	6M11

Basic net income attributable to shareholders (CHF million)

Net income attributable to shareholders	788	44	768	832	1,907

Preferred securities dividends	(114)	–	(102)	(114)	(102)

Net income attributable to shareholders for basic earnings per share	674	44	666	718	1,805

Available for common shares	615	41	575	659	1,704

Available for unvested share-based payment awards	59	3	91	59	101

Diluted net income attributable to shareholders (CHF million)

Net income attributable to shareholders for basic earnings per share	674	44	666	718	1,805

Income impact of assumed conversion on contracts that may be settled in shares or cash [1]	(13)	(1)	–	(14)	–

Net income attributable to shareholders for diluted earnings per share	661	43	666	704	1,805

Available for common shares	602	40	575	645	1,704

Available for unvested share-based payment awards	59	3	91	59	101

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,282.2	1,244.2	1,199.3	1,263.2	1,191.8

Dilutive contracts that may be settled in shares or cash [2]	26.4	6.9	–	16.7	–

Dilutive share options and warrants	6.4	4.5	2.9	5.5	2.7

Dilutive share awards	1.7	1.7	5.6	1.7	3.4

Weighted-average shares outstanding for diluted earnings per share available for common shares [3]	1,316.7	1,257.3	1,207.8	1,287.1	1,197.9

Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	90.1	81.0	74.6	85.6	73.4

Earnings per share available for common shares (CHF)

Basic earnings per share available for common shares	0.48	0.03	0.48	0.52	1.43

Diluted earnings per share available for common shares	0.46	0.03	0.48	0.50	1.42

1 Reflects changes in the fair value of the PAF2 units which are reflected in the results of the Group until the awards are finally settled. 2 Reflects weighted-average shares outstanding on PAF2 units. 3 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 23.5 million, 28.5 million, 36.4 million, 26.0 million and 40.7 million for 2Q12, 1Q12, 2Q11, 6M12 and 6M11, respectively.

Trading assets and liabilities (Tables)	3 Months Ended
Jun. 30, 2012
Trading assets and liabilities
Trading assets and liabilities
end of	2Q12	1Q12	4Q11	2Q11

Trading assets (CHF million)

Debt securities	160,166	154,676	145,035	155,058

Equity securities [1]	68,829	87,340	66,904	89,077

Derivative instruments [2]	42,014	44,505	52,548	40,313

Other	13,049	14,076	15,066	18,178

Trading assets	284,058	300,597	279,553	302,626

Trading liabilities (CHF million)

Short positions	67,239	65,696	67,639	74,137

Derivative instruments [2]	48,543	48,804	60,121	46,315

Trading liabilities	115,782	114,500	127,760	120,452

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables

Cash collateral receivables and payables
end of	2Q12	1Q12	4Q11	2Q11

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	37,637	32,420	36,474	25,333

Receivables not netted [1]	13,221	12,317	15,809	13,739

Total	50,858	44,737	52,283	39,072

Cash collateral payables (CHF million)

Payables netted against derivative positions	39,816	34,778	37,639	27,166

Payables not netted [1]	12,978	10,948	11,934	14,562

Total	52,794	45,726	49,573	41,728

1 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.

Investment securities (Tables)	3 Months Ended
Jun. 30, 2012
Investment securities
Investment securities
end of	2Q12	1Q12	4Q11	2Q11

Investment securities (CHF million)

Debt securities held-to-maturity	2	2	2	146

Securities available-for-sale	5,324	5,602	5,158	5,404

Total investment securities	5,326	5,604	5,160	5,550

Investment securities by type
Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2Q12 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	460	29	0	489

Debt securities issued by foreign governments	3,154	103	5	3,252

Corporate debt securities	678	21	1	698

Collateralized debt obligations	465	22	0	487

Debt securities available-for-sale	4,757	175	6	4,926

Banks, trust and insurance companies	220	171	0	391

Industry and all other	7	0	0	7

Equity securities available-for-sale	227	171	0	398

Securities available-for-sale	4,984	346	6	5,324

4Q11 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	321	27	0	348

Debt securities issued by foreign governments	3,211	121	12	3,320

Corporate debt securities	778	18	5	791

Collateralized debt obligations	587	20	0	607

Debt securities available-for-sale	4,897	186	17	5,066

Banks, trust and insurance companies	67	9	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	82	10	0	92

Securities available-for-sale	4,979	196	17	5,158

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2Q12 (CHF million)

Debt securities issued by foreign governments	1,027	1	48	4	1,075	5

Corporate debt securities	10	0	34	1	44	1

Debt securities available-for-sale	1,037	1	82	5	1,119	6

4Q11 (CHF million)

Debt securities issued by foreign governments	100	2	40	10	140	12

Corporate debt securities	81	2	17	3	98	5

Debt securities available-for-sale	181	4	57	13	238	17

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
	6M12		6M11

in	Debt securities	Equity securities	Debt securities	Equity securities

Additional information (CHF million)

Proceeds from sales	9	330	2,095	1

Realized gains	1	154	40	0

Realized losses	0	0	(22)	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2Q12 (CHF million)

Due within 1 year	2	2	4.41	1,713	1,713	3.11

Due from 1 to 5 years	0	0	–	2,396	2,529	3.10

Due from 5 to 10 years	0	0	–	457	483	2.03

Due after 10 years	0	0	–	191	201	2.39

Total debt securities	2	2	4.41	4,757	4,926	2.97

Loans, allowance for loan losses and credit quality (Tables)	3 Months Ended
Jun. 30, 2012
Loans, allowance for loan losses and credit quality
Loans
Loans
end of	2Q12	1Q12	4Q11	2Q11

Loans (CHF million)

Mortgages	90,618	89,598	88,255	86,374

Loans collateralized by securities	26,281	25,950	26,461	25,725

Consumer finance	7,176	6,320	6,695	6,024

Consumer	124,075	121,868	121,411	118,123

Real estate	26,116	25,605	25,185	24,163

Commercial and industrial loans	61,813	59,363	59,998	52,733

Financial institutions	25,256	23,473	25,373	23,674

Governments and public institutions	2,903	2,346	2,390	2,285

Corporate & institutional	116,088	110,787	112,946	102,855

Gross loans	240,163	232,655	234,357	220,978

of which held at amortized cost	219,648	213,787	213,663	201,787

of which held at fair value	20,515	18,868	20,694	19,191

Net (unearned income)/deferred expenses	(71)	(51)	(34)	(32)

Allowance for loan losses	(928)	(908)	(910)	(916)

Net loans	239,164	231,696	233,413	220,030

Gross loans by location (CHF million)

Switzerland	149,042	148,181	146,737	142,091

Foreign	91,121	84,474	87,620	78,887

Gross loans	240,163	232,655	234,357	220,978

Impaired loan portfolio (CHF million)

Non-performing loans	921	993	758	880

Non-interest-earning loans	298	228	262	272

Total non-performing and non-interest-earning loans	1,219	1,221	1,020	1,152

Restructured loans	36	8	18	46

Potential problem loans	519	497	680	446

Total other impaired loans	555	505	698	492

Gross impaired loans	1,774	1,726	1,718	1,644

Allowance for loan losses
Allowance for loan losses by loan portfolio
	2Q12			1Q12			2Q11

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	295	613	908	289	621	910	281	693	974

Net movements recognized in statements of operations	25	(1)	24	22	5	27	2	1	3

Gross write-offs	(22)	(22)	(44)	(26)	(17)	(43)	(17)	(30)	(47)

Recoveries	3	9	12	11	8	19	14	1	15

Net write-offs	(19)	(13)	(32)	(15)	(9)	(24)	(3)	(29)	(32)

Provisions for interest	2	2	4	3	5	8	1	2	3

Foreign currency translation impact and other adjustments, net	1	23	24	(4)	(9)	(13)	(12)	(20)	(32)

Balance at end of period	304	624	928	295	613	908	269	647	916

of which individually evaluated for impairment	239	443	682	230	437	667	198	470	668

of which collectively evaluated for impairment	65	181	246	65	176	241	71	177	248

Gross loans held at amortized cost (CHF million)

Balance at end of period	124,064	95,584	219,648	121,857	91,930	213,787	118,118	83,669	201,787

of which individually evaluated for impairment	558	832	1,390	553	920	1,473	538	837	1,375

of which collectively evaluated for impairment	123,506	94,752	218,258	121,304	91,010	212,314	117,580	82,832	200,412

	6M12			6M11

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	289	621	910	279	738	1,017

Net movements recognized in statements of operations	47	4	51	14	1	15

Gross write-offs	(48)	(39)	(87)	(41)	(67)	(108)

Recoveries	14	17	31	20	3	23

Net write-offs	(34)	(22)	(56)	(21)	(64)	(85)

Provisions for interest	5	7	12	2	3	5

Foreign currency translation impact and other adjustments, net	(3)	14	11	(5)	(31)	(36)

Balance at end of period	304	624	928	269	647	916

Purchases, reclassifications and sales
Purchases, reclassifications and sales
	2Q12			1Q12			2Q11

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases [1]	348	2,445	2,793	0	916	916	0	541	541

Reclassifications from loans held-for-sale [2]	0	85	85	0	0	0	0	0	0

Reclassifications to loans held-for-sale [3]	0	341	341	0	475	475	0	286	286

Sales [3]	0	264	264	0	443	443	0	113	113

1 Includes drawdowns under purchased loan commitments. 2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity. 3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Purchases, reclassifications and sales (continued)
	6M12			6M11

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases [1]	348	3,361	3,709	0	2,077	2,077

Reclassifications from loans held-for-sale [2]	0	85	85	0	0	0

Reclassifications to loans held-for-sale [3]	0	816	816	0	656	656

Sales [3]	0	707	707	0	483	483

1 Includes drawdowns under purchased loan commitments. 2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity. 3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2Q12 (CHF million)

Mortgages	380	705	11,686	57,485	19,545	572	16	17	0	212	90,618

Loans collateralized by securities	27	41	515	22,682	2,814	99	0	33	0	70	26,281

Consumer finance	3	6	72	3,257	2,589	562	55	4	314	303	7,165

Consumer	410	752	12,273	83,424	24,948	1,233	71	54	314	585	124,064

Real estate	318	253	1,479	13,230	10,066	393	0	3	0	64	25,806

Commercial and industrial loans	294	259	1,597	22,458	21,101	3,313	146	7	50	753	49,978

Financial institutions	3,414	1,998	3,993	5,479	2,256	655	2	45	0	158	18,000

Governments and public institutions	123	51	331	579	137	100	473	0	0	6	1,800

Corporate & institutional	4,149	2,561	7,400	41,746	33,560	4,461	621	55	50	981	95,584

Gross loans held at amortized cost	4,559	3,313	19,673	125,170	58,508	5,694	692	109	364	1,566	219,648

Value of collateral [1]	3,826	2,256	18,187	114,600	48,318	3,461	112	96	10	847	191,713

4Q11 (CHF million)

Mortgages	166	637	8,837	55,222	22,368	763	18	19	0	225	88,255

Loans collateralized by securities	1	18	397	24,089	1,793	88	0	2	0	73	26,461

Consumer finance	1	5	51	3,234	2,187	524	58	9	316	300	6,685

Consumer	168	660	9,285	82,545	26,348	1,375	76	30	316	598	121,401

Real estate	341	204	1,241	12,476	10,277	312	0	3	0	60	24,914

Commercial and industrial loans	409	242	1,755	21,182	20,091	3,128	179	27	121	714	47,848

Financial institutions	3,906	2,098	3,333	5,549	1,890	760	3	43	0	132	17,714

Governments and public institutions	119	88	355	484	160	104	470	0	0	6	1,786

Corporate & institutional	4,775	2,632	6,684	39,691	32,418	4,304	652	73	121	912	92,262

Gross loans held at amortized cost	4,943	3,292	15,969	122,236	58,766	5,679	728	103	437	1,510	213,663

Value of collateral [1]	3,938	1,751	14,176	112,505	48,100	3,171	119	86	9	871	184,726

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total

2Q12 (CHF million)

Mortgages	90,281	107	58	8	164	337	90,618

Loans collateralized by securities	26,031	216	7	12	15	250	26,281

Consumer finance	6,351	483	83	75	173	814	7,165

Consumer	122,663	806	148	95	352	1,401	124,064

Real estate	25,686	80	4	9	27	120	25,806

Commercial and industrial loans	49,249	399	43	116	171	729	49,978

Financial institutions	17,733	225	1	15	26	267	18,000

Governments and public institutions	1,770	30	0	0	0	30	1,800

Corporate & institutional	94,438	734	48	140	224	1,146	95,584

Gross loans held at amortized cost	217,101	1,540	196	235	576	2,547	219,648

4Q11 (CHF million)

Mortgages	88,016	48	12	6	173	239	88,255

Loans collateralized by securities	26,254	180	11	3	13	207	26,461

Consumer finance	5,886	496	86	50	167	799	6,685

Consumer	120,156	724	109	59	353	1,245	121,401

Real estate	24,840	41	3	1	29	74	24,914

Commercial and industrial loans	47,085	454	90	50	169	763	47,848

Financial institutions	17,550	78	2	48	36	164	17,714

Governments and public institutions	1,785	1	0	0	0	1	1,786

Corporate & institutional	91,260	574	95	99	234	1,002	92,262

Gross loans held at amortized cost	211,416	1,298	204	158	587	2,247	213,663

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2Q12 (CHF million)

Mortgages	174	15	189	0	65	65	254

Loans collateralized by securities	59	11	70	0	0	0	70

Consumer finance	268	28	296	0	15	15	311

Consumer	501	54	555	0	80	80	635

Real estate	41	5	46	0	21	21	67

Commercial and industrial loans	271	171	442	36	360	396	838

Financial institutions	108	62	170	0	58	58	228

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	420	244	664	36	439	475	1,139

Gross impaired loans	921	298	1,219	36	519	555	1,774

4Q11 (CHF million)

Mortgages	176	14	190	1	73	74	264

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	262	28	290	0	25	25	315

Consumer	465	55	520	1	144	145	665

Real estate	29	7	36	0	24	24	60

Commercial and industrial loans	215	129	344	17	454	471	815

Financial institutions	49	65	114	0	58	58	172

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	293	207	500	17	536	553	1,053

Gross impaired loans	758	262	1,020	18	680	698	1,718

Gross impaired loan detail
Gross impaired loan detail
	2Q12			4Q11

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan detail (CHF million)

Mortgages	216	205	41	217	206	41

Loans collateralized by securities	69	65	57	85	83	50

Consumer finance	273	258	141	303	288	131

Consumer	558	528	239	605	577	222

Real estate	53	46	19	46	38	20

Commercial and industrial loans	555	523	326	734	709	318

Financial institutions	218	216	92	156	154	84

Governments and public institutions	6	5	6	6	5	6

Corporate & institutional	832	790	443	942	906	428

Gross impaired loans with a specific allowance	1,390	1,318	682	1,547	1,483	650

Mortgages	38	38	–	46	46	–

Loans collateralized by securities	1	1	–	1	1	–

Consumer finance	38	38	–	13	13	–

Consumer	77	77	–	60	60	–

Real estate	14	14	–	15	15	–

Commercial and industrial loans	283	280	–	80	80	–

Financial institutions	10	10	–	16	16	–

Corporate & institutional	307	304	–	111	111	–

Gross impaired loans without specific allowance	384	381	–	171	171	–

Gross impaired loans	1,774	1,699	682	1,718	1,654	650

of which consumer	635	605	239	665	637	222

of which corporate & institutional	1,139	1,094	443	1,053	1,017	428

Gross impaired loan detail (continued)
	2Q12			1Q12			2Q11

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	218	1	1	214	0	0	237	0	0

Loans collateralized by securities	68	1	0	69	0	0	39	0	0

Consumer finance	273	0	0	289	2	2	264	1	0

Consumer	559	2	1	572	2	2	540	1	0

Real estate	53	0	0	58	0	0	59	1	1

Commercial and industrial loans	575	0	0	701	2	1	655	1	1

Financial institutions	223	1	1	206	0	0	151	0	0

Governments and public institutions	6	0	0	6	0	0	6	0	0

Corporate & institutional	857	1	1	971	2	1	871	2	2

Gross impaired loans with a specific allowance	1,416	3	2	1,543	4	3	1,411	3	2

Mortgages	47	0	0	51	0	0	38	0	0

Loans collateralized by securities	1	0	0	1	0	0	1	0	0

Consumer finance	37	0	0	30	0	0	13	0	0

Consumer	85	0	0	82	0	0	52	0	0

Real estate	19	0	0	16	0	0	57	3	3

Commercial and industrial loans	307	2	2	103	0	0	155	0	0

Financial institutions	11	0	0	12	0	0	4	0	0

Corporate & institutional	337	2	2	131	0	0	216	3	3

Gross impaired loans without specific allowance	422	2	2	213	0	0	268	3	3

Gross impaired loans	1,838	5	4	1,756	4	3	1,679	6	5

of which consumer	644	2	1	654	2	2	592	1	0

of which corporate & institutional	1,194	3	3	1,102	2	1	1,087	5	5

Gross impaired loan detail (continued)
	6M12			6M11

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	219	1	1	240	1	0

Loans collateralized by securities	68	1	0	43	0	0

Consumer finance	285	2	2	285	1	0

Consumer	572	4	3	568	2	0

Real estate	54	0	0	60	1	1

Commercial and industrial loans	624	2	1	659	3	3

Financial institutions	215	1	1	167	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	899	3	2	892	4	4

Gross impaired loans with a specific allowance	1,471	7	5	1,460	6	4

Mortgages	51	0	0	53	0	0

Loans collateralized by securities	1	0	0	1	0	0

Consumer finance	36	0	0	16	0	0

Consumer	88	0	0	70	0	0

Real estate	18	0	0	61	3	3

Commercial and industrial loans	236	2	2	192	0	0

Financial institutions	11	0	0	4	0	0

Corporate & institutional	265	2	2	257	3	3

Gross impaired loans without specific allowance	353	2	2	327	3	3

Gross impaired loans	1,824	9	7	1,787	9	7

of which consumer	660	4	3	638	2	0

of which corporate & institutional	1,164	5	4	1,149	7	7

Other assets and other liabilities (Tables)	3 Months Ended
Jun. 30, 2012
Other assets and other liabilities
Other assets and other liabilities
end of	2Q12	1Q12	4Q11	2Q11

Other assets (CHF million)

Cash collateral on derivative instruments	13,221	12,317	15,809	13,739

Cash collateral on non-derivative transactions	2,920	2,454	2,083	1,841

Derivative instruments used for hedging	3,435	3,239	3,706	2,178

Assets held-for-sale	20,741	20,634	21,205	25,362

of which loans	20,115	20,147	20,457	23,816

of which real estate	619	459	732	1,528

Assets held for separate accounts	14,410	14,707	14,407	14,712

Interest and fees receivable	6,029	5,389	6,090	5,748

Deferred tax assets	8,825	8,609	8,939	7,754

Prepaid expenses	706	680	601	718

Failed purchases	2,861	1,338	1,513	1,245

Other	4,365	4,342	3,943	3,488

Other assets	77,513	73,709	78,296	76,785

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,978	10,948	11,934	14,562

Cash collateral on non-derivative transactions	1,564	996	1,002	52

Derivative instruments used for hedging	1,682	2,181	1,998	982

Provisions [1]	1,078	1,104	1,113	1,177

of which off-balance sheet risk	66	65	65	488

Liabilities held for separate accounts	14,410	14,707	14,407	14,712

Interest and fees payable	7,565	6,576	7,142	7,588

Current tax liabilities	817	747	767	783

Deferred tax liabilities	200	318	429	354

Failed sales	5,895	6,258	6,888	6,963

Other	16,070	16,094	17,537	14,400

Other liabilities	62,259	59,929	63,217	61,573

1 Includes provisions for bridge commitments.

Long-term debt (Tables)	3 Months Ended
Jun. 30, 2012
Long-term debt
Long-term debt
end of	2Q12	1Q12	4Q11	2Q11

Long-term debt (CHF million)

Senior	120,627	122,792	123,632	122,668

Subordinated	20,351	19,762	24,165	23,307

Non-recourse liabilities from consolidated VIEs	13,860	13,077	14,858	18,184

Long-term debt	154,838	155,631	162,655	164,159

of which reported at fair value	66,952	66,347	70,366	76,844

Accumulated other comprehensive income (Tables)	3 Months Ended
Jun. 30, 2012
Accumulated other comprehensive income
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2Q12 (CHF million)

Balance at beginning of period	(52)	(12,716)	283	(3,678)	340	(15,823)

Increase/(decrease)	1	930	(37)	4	0	898

Increase/(decrease) due to equity method investments	(5)	0	0	0	0	(5)

Reclassification adjustments, included in net income	0	0	(10)	42	(14)	18

Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)

1Q12 (CHF million)

Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)

Increase/(decrease)	(1)	(939)	185	31	0	(724)

Increase/(decrease) due to equity method investments	15	0	0	0	0	15

Reclassification adjustments, included in net income	0	1	(1)	42	(22)	20

Balance at end of period	(52)	(12,716)	283	(3,678)	340	(15,823)

2Q11 (CHF million)

Balance at beginning of period	(50)	(11,899)	77	(3,109)	(30)	(15,011)

Increase/(decrease)	2	(1,961)	15	0	0	(1,944)

Increase/(decrease) due to equity method investments	1	0	0	0	0	1

Reclassification adjustments, included in net income	(13)	2	(13)	26	3	5

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)

6M12 (CHF million)

Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)

Increase/(decrease)	0	(9)	148	35	0	174

Increase/(decrease) due to equity method investments	10	0	0	0	0	10

Reclassification adjustments, included in net income	0	1	(11)	84	(36)	38

Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)

6M11 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	4	(2,395)	(14)	0	0	(2,405)

Increase/(decrease) due to equity method investments	(4)	0	0	0	0	(4)

Reclassification adjustments, included in net income	(27)	7	(24)	53	6	15

Balance at end of period	(60)	(13,858)	79	(3,083)	(27)	(16,949)

Tax (Tables)	3 Months Ended
Jun. 30, 2012
Tax
Effective tax rate
Effective tax rate
in	2Q12	1Q12	2Q11	6M12	6M11

Effective tax rate (%)

Effective tax rate	27.5	(8.1)	16.5	22.2	20.4

Net deferred tax assets
Net deferred tax assets
end of	2Q12	1Q12	Change

Net deferred tax assets (CHF million)

Deferred tax assets	8,825	8,609	216

of which net operating losses	3,541	3,388	153

of which deductible temporary differences	5,284	5,221	63

Deferred tax liabilities	(200)	(318)	118

Net deferred tax assets	8,625	8,291	334

Employee deferred compensation (Tables)	3 Months Ended
Jun. 30, 2012
Employee deferred compensation
Deferred compensation expense
Deferred compensation expense
in	2Q12	1Q12	2Q11	6M12	6M11

Deferred compensation expense (CHF million)

Share awards	211	206	223	417	423

Performance share awards	96	103	0	199	0

2011 Partner Asset Facility awards [1]	(19)	534	0	515	0

Adjustable Performance Plan awards	98	108	318	206	688

Restricted Cash Awards	45	41	47	86	148

Scaled Incentive Share Units	32	30	98	62	215

Incentive Share Units	15	19	46	34	82

2008 Partner Asset Facility awards [1]	12	49	20	61	73

Other cash awards	71	90	93	161	205

Total deferred compensation expense	561	1,180	845	1,741	1,834

1 Compensation expense includes the change in underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation expense
end of	2Q12

Estimated unrecognized deferred compensation expense (CHF million)

Share awards	1,112

Performance share awards	335

Adjustable Performance Plan awards	314

Restricted Cash Awards	80

Scaled Incentive Share Units	136

Incentive Share Units	40

Other cash awards	93

Total	2,110

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.3

Share-based compensation disclosures
Share-based award activities
Share-based award activity
	2Q12				6M12

Number of awards (in millions)	Share awards	Performance share awards	SISU awards	ISU awards	Share awards	Performance share awards	SISU awards	ISU awards

Share-based award activities

Balance at beginning of period	70.1	23.7	14.7	13.3	48.1	–	14.7	13.3

Granted	0.9	0.0	0.0	0.0	23.3	23.7	0.0	0.0

Settled	(12.2)	0.0	(4.9)	(8.8)	(12.5)	0.0	(4.9)	(8.8)

Forfeited	(0.4)	0.0	(0.1)	(0.3)	(0.5)	0.0	(0.1)	(0.3)

Balance at end of period	58.4	23.7	9.7	4.2	58.4	23.7	9.7	4.2

of which vested	3.0	0.1	1.2	0.4	3.0	0.1	1.2	0.4

of which unvested	55.4	23.6	8.5	3.8	55.4	23.6	8.5	3.8

Pension and other post-retirement benefits (Tables)	3 Months Ended
Jun. 30, 2012
Pension and other post-retirement benefits
Components of total pension costs
Components of total pension costs
in	2Q12	1Q12	2Q11	6M12	6M11

Total pension costs (CHF million)

Service costs on benefit obligation	95	95	89	190	177

Interest costs on benefit obligation	128	128	136	256	274

Expected return on plan assets	(196)	(194)	(206)	(390)	(415)

Amortization of recognized prior service cost/(credit)	(13)	(14)	3	(27)	7

Amortization of recognized actuarial losses	58	57	36	115	73

Net periodic pension costs	72	72	58	144	116

Curtailment losses/(gains)	(4)	(15)	0	(19)	1

Special termination benefits	0	6	0	6	0

Total pension costs	68	63	58	131	117

Derivatives and hedging activities (Tables)	3 Months Ended
Jun. 30, 2012
Derivatives and hedging activities
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2Q12	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,036.9	4.1	3.6	0.0	0.0	0.0

Swaps	28,725.8	656.3	647.4	61.7	3.6	1.9

Options bought and sold (OTC)	3,250.2	66.7	67.6	0.0	0.0	0.0

Futures	3,128.0	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,380.4	0.5	0.4	0.0	0.0	0.0

Interest rate products	44,521.3	727.6	719.0	61.7	3.6	1.9

Forwards	2,371.2	21.5	22.0	21.0	0.1	0.0

Swaps	1,332.8	31.9	48.5	0.0	0.0	0.0

Options bought and sold (OTC)	1,040.7	11.2	11.5	0.0	0.0	0.0

Futures	22.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	4.5	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	4,771.5	64.7	82.1	21.0	0.1	0.0

Forwards	19.1	1.0	1.1	0.0	0.0	0.0

Options bought and sold (OTC)	37.6	1.3	1.3	0.0	0.0	0.0

Futures	0.3	0.0	0.0	0.0	0.0	0.0

Precious metals products	57.0	2.3	2.4	0.0	0.0	0.0

Forwards	4.9	0.8	0.1	0.0	0.0	0.0

Swaps	223.3	5.6	6.2	0.0	0.0	0.0

Options bought and sold (OTC)	239.4	13.2	13.8	0.0	0.0	0.0

Futures	72.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	378.8	17.3	19.9	0.0	0.0	0.0

Equity/index-related products	918.6	36.9	40.0	0.0	0.0	0.0

Credit derivatives [2]	1,952.2	47.6	45.3	0.0	0.0	0.0

Forwards	3.3	0.4	0.4	0.0	0.0	0.0

Swaps	55.7	6.8	6.0	0.0	0.0	0.0

Options bought and sold (OTC)	29.7	1.7	1.7	0.0	0.0	0.0

Futures	177.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	62.3	2.9	2.8	0.0	0.0	0.0

Other products [3]	328.8	11.8	10.9	0.0	0.0	0.0

Total derivative instruments	52,549.4	890.9	899.7	82.7	3.7	1.9

The notional amount for derivative instruments (trading and hedging) was CHF 52,632.1 billion as of June 30, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 4Q11	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,754.5	658.0	650.0	71.2	3.8	2.3

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,366.9	728.8	720.8	71.2	3.8	2.3

Forwards	2,133.0	29.7	30.7	17.4	0.1	0.0

Swaps	1,230.0	34.1	51.3	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,224.0	76.1	94.7	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.4	5.8	5.7	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.0	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.8	39.4	41.8	0.0	0.0	0.0

Credit derivatives [2]	2,042.7	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,908.1	925.2	933.8	88.6	3.9	2.3

The notional amount for derivative instruments (trading and hedging) was CHF 49,996.7 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location
Fair value of derivative instruments (continued)
	2Q12		4Q11

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	894.6	901.6	929.1	936.1

Counterparty netting [1]	(811.6)	(811.6)	(836.4)	(836.4)

Cash collateral netting [1]	(37.6)	(39.8)	(36.5)	(37.6)

Replacement values (trading and hedging) after netting agreements	45.4	50.2	56.2	62.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	42.0	48.5	52.5	60.1

of which recorded in other assets (PRV) and other liabilities (NRV)	3.4	1.7	3.7	2.0

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
Fair value hedges
in	2Q12	1Q12	2Q11	6M12	6M11

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	385	51	248	436	(13)

Foreign exchange products	(12)	(1)	9	(13)	(2)

Total	373	50	257	423	(15)

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(398)	(64)	(273)	(462)	(14)

Foreign exchange products	10	2	(9)	12	2

Total	(388)	(62)	(282)	(450)	(12)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(15)	(12)	(25)	(27)	(27)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2Q12	1Q12	2Q11	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	1	(1)	0	0	0

Foreign exchange products	(5)	15	3	10	0

Total	(4)	14	3	10	0

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	0	14	0	31

Total	0	0	14	0	31

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

Net investment hedges
Net investment hedges
in	2Q12	1Q12	2Q11	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	(467)	266	955	(201)	1,000

Total	(467)	266	955	(201)	1,000

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	77	1	77	(2)

Total	0	77	1	77	(2)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

Contingent credit risk
Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2Q12 (CHF billion)

Current net exposure	17.1	1.6	0.7	19.4

Collateral posted	16.0	1.5	–	17.5

Additional collateral required in a one-notch downgrade event	0.1	1.5	0.0	1.6

Additional collateral required in a two-notch downgrade event	0.4	2.7	0.5	3.6

4Q11 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit protection sold/purchased
Credit protection sold/purchased
end of 2Q12	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(465.5)	441.7		(23.8)	66.6	(7.8)

Non-investment grade	(195.6)	182.4		(13.2)	22.1	(6.1)

Total single-name instruments	(661.1)	624.1		(37.0)	88.7	(13.9)

of which sovereigns	(126.1)	124.2		(1.9)	10.3	(4.3)

of which non-sovereigns	(535.0)	499.9		(35.1)	78.4	(9.6)

Multi-name instruments (CHF billion)

Investment grade [2]	(254.6)	231.0		(23.6)	15.5	(6.8)

Non-investment grade	(24.8)	22.5	[3]	(2.3)	4.6	(4.0)

Total multi-name instruments	(279.4)	253.5		(25.9)	20.1	(10.8)

of which sovereigns	(16.5)	16.2		(0.3)	0.5	(0.7)

of which non-sovereigns	(262.9)	237.3		(25.6)	19.6	(10.1)

Total instruments (CHF billion)

Investment grade [2]	(720.1)	672.7		(47.4)	82.1	(14.6)

Non-investment grade	(220.4)	204.9		(15.5)	26.7	(10.1)

Total instruments	(940.5)	877.6		(62.9)	108.8	(24.7)

of which sovereigns	(142.6)	140.4		(2.2)	10.8	(5.0)

of which non-sovereigns	(797.9)	737.2		(60.7)	98.0	(19.7)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Credit protection sold/purchased (continued)

end of 4Q11	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2Q12	4Q11

Credit derivatives (CHF billion)

Credit protection sold	940.5	991.4

Credit protection purchased	877.6	929.0

Other protection purchased	108.8	95.8

Other instruments [1]	25.3	26.5

Total credit derivatives	1,952.2	2,042.7

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2Q12 (CHF billion)

Single-name instruments	142.8	407.9	110.4	661.1

Multi-name instruments	37.2	137.8	104.4	279.4

Total instruments	180.0	545.7	214.8	940.5

4Q11 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

Guarantees and commitments (Tables)	3 Months Ended
Jun. 30, 2012
Guarantees and commitments
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2Q12 (CHF million)

Credit guarantees and similar instruments	3,187	13,875	17,062	16,638		134	2,243

Performance guarantees and similar instruments	5,097	4,650	9,747	8,881		69	3,344

Securities lending indemnifications	14,027	0	14,027	14,027		0	14,027

Derivatives [2]	21,171	10,707	31,878	31,878		1,588	–	[3]

Other guarantees	4,396	1,148	5,544	5,519		3	2,967

Total guarantees	47,878	30,380	78,258	76,943		1,794	22,581

4Q11 (CHF million)

Credit guarantees and similar instruments	3,273	4,075	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	4,706	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	23,800	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	1,003	4,975	4,939		4	2,268

Total guarantees	55,441	33,584	89,025	87,344		3,777	23,109

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not significant.

Residential mortgage loans sold
Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to June 30, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.4

Non-agency securitizations	129.7	[2]

Total	160.3

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 29.6 billion as of the end of 2Q12. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q12 is attributable to borrower payments of USD 83.7 billion and losses of USD 16.4 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims
	2Q12					1Q12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	50	437	762	1,249		68	432	243	743

New claims	25	14	242	281		11	8	535	554

Claims settled through repurchases	(2)	0	(3)	(5)	[1]	(1)	0	(2)	(3)	[1]

Other settlements	(2)	(1)	(6)	(9)	[2]	(2)	0	(2)	(4)	[2]

Total claims settled	(4)	(1)	(9)	(14)		(3)	0	(4)	(7)

Claims rescinded	0	(2)	0	(2)		(26)	(3)	0	(29)

Transfers to/from arbitration and litigation, net [3]	0	0	(144)	(144)		0	0	(12)	(12)

Balance at end of period	71	448	851	1,370		50	437	762	1,249

1 Settled at a repurchase price of USD 6 million and USD 3 million in 2Q12 and 1Q12, respectively. 2 Settled at USD 7 million and USD 3 million in 2Q12 and 1Q12, respectively. 3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – outstanding repurchase claims (continued)
	6M12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743

New claims	36	22	777	835

Claims settled through repurchases	(3)	0	(5)	(8)	[1]

Other settlements	(4)	(1)	(8)	(13)	[2]

Total claims settled	(7)	(1)	(13)	(21)

Claims rescinded	(26)	(5)	0	(31)

Transfers to/from arbitration and litigation, net [3]	0	0	(156)	(156)

Balance at end of period	71	448	851	1,370

1 Settled at a repurchase price of USD 9 million. 2 Settled at USD 10 million. 3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims
	2Q12	1Q12	6M12

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	49	59	59

Increase/(decrease) in provisions, net	20	(4)	16

Realized losses [2]	(13)	(6)	(19)

Balance at end of period [3]	56	49	56

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 28 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations.

Losses from repurchase of residential mortgage loans sold
Realized losses from repurchase of residential mortgage loans sold
in	2Q12		1Q12		2Q11	6M12		6M11

Realized losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	(13)	[1]	(6)	[1]	0	(19)	[1]	(3)	[2]

Includes indemnifications paid to resolve loan repurchase claims.
1 Primarily related to non-agency securitizations and government-sponsored enterprises. 2 Primarily related to government-sponsored enterprises.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received

2Q12 (CHF million)

Irrevocable commitments under documentary credits	4,536	37	4,573		4,366		1,621

Loan commitments	155,309	65,141	220,450	[2]	215,446		147,108

Forward reverse repurchase agreements	47,775	0	47,775		47,775		47,775

Other commitments	1,838	1,807	3,645		3,645		253

Total other commitments	209,458	66,985	276,443		271,232		196,757

4Q11 (CHF million)

Irrevocable commitments under documentary credits	5,644	43	5,687		5,207		2,372

Loan commitments	157,701	62,859	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	28,885		28,885		28,885

Other commitments	1,457	2,151	3,608		3,608		33

Total other commitments	193,687	65,053	258,740		253,043		175,568

1 Total net amount is computed as the gross amount less any participations. 2 Includes CHF 134,826 million and CHF 138,051 million of unused credit limits as of the end of 2Q12 and 4Q11, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Transfers of financial assets and variable interest entities (Tables)	3 Months Ended
Jun. 30, 2012
Transfers of financial assets and variable interest entities
Securitizations
Securitizations
in	6M12	6M11

Gains and cash flows (CHF million)

CMBS
Net gain [1]	23	0

Proceeds from transfer of assets	3,718	0

Cash received on interests that continue to be held	35	34

RMBS
Net gain/(loss) [1]	(2)	36

Proceeds from transfer of assets	8,483	19,542

Purchases of previously transferred financial assets or its underlying collateral	(11)	0

Servicing fees	1	2

Cash received on interests that continue to be held	246	220

Other asset-backed financings
Net gain [1]	71	11

Proceeds from transfer of assets	279	591

Purchases of previously transferred financial assets or its underlying collateral [2]	(161)	(185)

Servicing fees	0	1

Cash received on interests that continue to be held	582	378

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q12	4Q11

CHF million

CMBS
Principal amount outstanding	35,027	35,487

Total assets of SPE	49,655	52,536

RMBS
Principal amount outstanding	79,484	91,242

Total assets of SPE	82,654	95,297

Other asset-backed financings
Principal amount outstanding	34,984	35,233

Total assets of SPE	34,987	35,307

Principal amount outstanding relates to assets transferred from the Group and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2Q12						4Q11

at time of transfer			CMBS			RMBS			CMBS			RMBS

CHF million, except where indicated

Fair value of beneficial interests			572			1,154			57			5,095

of which level 2			461			1,116			42			4,695

of which level 3			111			39			15			399

Weighted-average life, in years			9.1			1.4			7.2			5.4

Prepayment speed assumption (rate per annum), in % [1]			–	13.0	-	31.5			–	9.0	-	34.9

Cash flow discount rate (rate per annum), in % [2]	1.9	-	10.7	0.4	-	13.7	2.9	-	10.6	0.5	-	71.2

Expected credit losses (rate per annum), in %	0.8	-	9.0	0.0	-	12.7	1.2	-	9.3	0.3	-	71.0

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2Q12											4Q11

			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]

CHF million, except where indicated

Fair value of beneficial interests			932				2,346			1,106				342				2,960			1,754

of which non-investment grade			114				649			1,091				133				688			1,513

Weighted-average life, in years			7.5				5.3			3.4				4.1				5.3			2.5

Prepayment speed assumption (rate per annum), in % [3]			–		0.0	-	44.9			–				–		0.1	-	30.0			–

Impact on fair value from 10% adverse change			–				(35.3)			–				–				(44.2)			–

Impact on fair value from 20% adverse change			–				(69.3)			–				–				(86.6)			–

Cash flow discount rate (rate per annum), in % [4]	1.5	-	47.2		0.4	-	50.9	0.8	-	27.6		2.3	-	50.1		0.3	-	49.1	0.7	-	58.7

Impact on fair value from 10% adverse change			(47.3)				(76.6)			(1.2)				(30.5)				(94.4)			(8.2)

Impact on fair value from 20% adverse change			(65.4)				(116.8)			(2.3)				(36.2)				(151.9)			(15.9)

Expected credit losses (rate per annum), in %	1.1	-	46.5		2.5	-	49.4	2.6	-	25.9		1.9	-	49.0		0.9	-	48.9	5.4	-	31.8

Impact on fair value from 10% adverse change			(39.9)				(68.6)			(1.1)				(29.8)				(83.6)			(6.8)

Impact on fair value from 20% adverse change			(51.0)				(101.4)			(2.1)				(34.8)				(131.5)			(13.2)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDO's within this category are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q12	4Q11

CHF million

CMBS
Other assets	609	664

Liability to SPE, included in Other liabilities	(609)	(664)

RMBS
Other assets	12	12

Liability to SPE, included in Other liabilities	(12)	(12)

Other asset-backed financings
Trading assets	1,531	1,851

Other assets	1,359	1,475

Liability to SPE, included in Other liabilities	(2,890)	(3,326)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation

end of 2Q12	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,047	24	0	161	70	22	1,324

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	118	0	0	0	0	118

Trading assets	1,206	561	18	2,497	526	1,245	6,053

Investment securities	0	34	0	0	0	0	34

Other investments	0	0	0	0	1,811	516	2,327

Net loans	0	5,397	821	0	56	337	6,611

Premises and equipment	0	0	0	0	532	77	609

Loans held-for-sale	7,520	0	2,661	0	3	0	10,184

Other assets	44	1,015	0	5	482	216	1,762

Total assets of consolidated VIEs	9,817	7,149	3,500	2,663	3,480	2,413	29,022

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	175	175

Trading liabilities	23	0	0	0	3	1,230	1,256

Short-term borrowings	318	6,737	0	40	0	0	7,095

Long-term debt	9,433	21	3,595	310	41	460	13,860

Other liabilities	55	0	1	3	151	471	681

Total liabilities of consolidated VIEs	9,829	6,758	3,596	353	195	2,336	23,067

Consolidated VIEs in which the Group was the primary beneficiary (continued)
			Financial intermediation

end of 4Q11	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	564	82	646

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	741	263	1,828

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,888	3,222	29,789

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	158	493	746

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	388	2,432	23,252

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation

end of 2Q12	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	133	3,392	1,202	664	2,437	7,828

Net loans	9	119	2,063	4,125	1,519	7,835

Other assets	0	0	71	0	5	76

Total variable interest assets	142	3,511	3,336	4,789	3,961	15,739

Maximum exposure to loss (CHF million)

Maximum exposure to loss	155	12,997	3,838	5,247	4,651	26,888

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	9,096	113,118	63,088	24,417	17,633	227,352

		Financial intermediation

end of 4Q11	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,395	10,301

Net loans	0	123	1,627	4,742	3,257	9,749

Other assets	0	0	32	0	391	423

Total variable interest assets	126	5,620	3,108	5,576	6,043	20,473

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,505	6,051	6,413	23,178

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,815	23,633	20,748	224,134

Financial instruments (Tables)	3 Months Ended
Jun. 30, 2012
Financial instruments
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	475	0	0		475

Interest-bearing deposits with banks	0	624	0	0		624

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	147,535	1,186	0		148,721

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Securities received as collateral	29,787	404	0	0		30,191

Debt	99,561	52,670	7,935	0		160,166

of which foreign governments	72,102	8,864	51	0		81,017

of which corporates	3	25,431	4,125	0		29,559

of which RMBS	26,732	8,340	1,253	0		36,325

of which CMBS	0	4,730	1,364	0		6,094

of which CDO	0	5,080	654	0		5,734

Equity	59,797	8,603	429	0		68,829

Derivatives	10,026	872,337	8,586	(848,935)		42,014

of which interest rate products	1,914	723,498	2,195	–		–

of which foreign exchange products	1	63,700	1,045	–		–

of which equity/index-related products	7,317	27,293	2,247	–		–

of which credit derivatives	0	45,537	2,091	–		–

Other	8,550	2,172	2,327	0		13,049

Trading assets	177,934	935,782	19,277	(848,935)		284,058

Debt	3,722	1,113	91	0		4,926

of which foreign governments	3,233	0	19	0		3,252

of which corporates	0	659	39	0		698

of which CDO	0	454	33	0		487

Equity	314	83	1	0		398

Investment securities	4,036	1,196	92	0		5,324

Private equity	0	0	4,443	0		4,443

of which equity funds	0	0	3,143	0		3,143

Hedge funds	0	220	274	0		494

of which debt funds	0	143	178	0		321

Other equity investments	244	88	2,519	0		2,851

of which private	0	46	2,519	0		2,565

Life finance instruments	0	0	1,922	0		1,922

Other investments	244	308	9,158	0		9,710

Loans	0	14,115	6,400	0		20,515

of which commercial and industrial loans	0	7,856	3,978	0		11,834

of which financial institutions	0	5,162	2,093	0		7,255

Other intangible assets (mortgage servicing rights)	0	0	63	0		63

Other assets	5,247	25,329	6,635	(209)		37,002

of which loans held-for-sale	0	13,029	6,052	0		19,081

Total assets at fair value	217,248	1,125,768	42,811	(849,144)		536,683

Less other investments - equity at fair value attributable to noncontrolling interests	(189)	(102)	(3,899)	0		(4,190)

Less assets consolidated under ASU 2009-17 [2]	0	(9,099)	(3,499)	0		(12,598)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	217,059	1,116,567	35,413	(849,144)		519,895

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,324	0	0		3,324

Customer deposits	0	4,825	0	0		4,825

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	143,714	0	0		143,714

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Obligations to return securities received as collateral	29,787	404	0	0		30,191

Debt	35,086	10,095	16	0		45,197

of which foreign governments	34,937	1,928	10	0		36,875

of which corporates	0	7,396	6	0		7,402

Equity	21,619	391	27	0		22,037

Derivatives	10,480	883,045	6,088	(851,065)		48,548

of which interest rate products	1,888	715,686	1,334	–		–

of which foreign exchange products	1	79,852	2,205	–		–

of which equity/index-related products	7,749	31,376	889	–		–

of which credit derivatives	0	44,049	1,256	–		–

Trading liabilities	67,185	893,531	6,131	(851,065)		115,782

Short-term borrowings	0	4,378	78	0		4,456

Long-term debt	108	55,167	11,677	0		66,952

of which treasury debt over two years	0	12,108	0	0		12,108

of which structured notes over two years	0	21,097	7,167	0		28,264

of which non-recourse liabilities	108	10,156	2,821	0		13,085

Other liabilities	0	26,518	3,558	(258)		29,818

of which failed sales	0	3,222	1,671	0		4,893

Total liabilities at fair value	97,080	1,131,861	21,444	(851,323)		399,062

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligations to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate products	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
6M12	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	47	96

Equity	99	202

Derivatives	4,374	16

Trading assets	4,520	314

Liabilities (CHF million)

Debt	26	32

Equity	43	20

Derivatives	5,116	66

Trading liabilities	5,185	118

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues

6M12	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	0	0		(25)	0		0	7	1,186

Securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Debt	10,028	1,269	(1,477)	3,338	(5,310)	0	0	28		34	0		0	25	7,935

of which corporates	5,076	479	(665)	2,268	(3,323)	0	0	35		232	0		0	23	4,125

of which RMBS	1,786	517	(545)	477	(999)	0	0	(11)		26	0		0	2	1,253

of which CMBS	1,517	111	(154)	206	(142)	0	0	(5)		(170)	0		0	1	1,364

of which CDO	727	136	(44)	300	(485)	0	0	1		17	0		0	2	654

Equity	467	287	(39)	198	(446)	0	0	16		(52)	0		0	(2)	429

Derivatives	9,587	912	(1,128)	0	0	701	(1,656)	73		55	0		0	42	8,586

of which interest rate products	2,547	55	(247)	0	0	152	(369)	11		34	0		0	12	2,195

of which equity/index-related products	2,732	396	(459)	0	0	259	(616)	57		(129)	0		0	7	2,247

of which credit derivatives	2,171	455	(328)	0	0	145	(385)	0		22	0		0	11	2,091

Other	2,196	110	(115)	1,239	(1,128)	0	0	(2)		10	0		0	17	2,327

Trading assets	22,278	2,578	(2,759)	4,775	(6,884)	701	(1,656)	115		47	0		0	82	19,277

Investment securities	102	0	0	0	(7)	0	0	0		0	0		0	(3)	92

Equity	7,076	4	(48)	420	(629)	0	0	0		1	0		381	31	7,236

Life finance instruments	1,969	0	0	70	(154)	0	0	0		25	0		0	12	1,922

Other investments	9,045	4	(48)	490	(783)	0	0	0		26	0		381	43	9,158

Loans	6,842	220	(97)	327	(712)	1,779	(1,803)	5		(186)	0		0	25	6,400

of which commercial and industrial loans	4,559	114	(97)	92	(353)	1,095	(1,459)	5		12	0		0	10	3,978

of which financial institutions	2,179	76	0	227	(345)	496	(329)	0		(221)	0		0	10	2,093

Other intangible assets	70	0	0	2	0	0	0	0		0	0		(9)	0	63

Other assets	7,469	1,180	(1,593)	1,513	(1,744)	101	(664)	54		318	0		0	1	6,635

of which loans held-for-sale [2]	6,901	1,155	(1,592)	1,465	(1,662)	101	(665)	53		286	0		0	10	6,052

Total assets at fair value	47,203	3,982	(4,692)	7,107	(10,130)	2,581	(4,123)	174		180	0		372	157	42,811

Liabilities (CHF million)

Obligation to return securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Trading liabilities	7,343	704	(980)	36	(271)	465	(1,282)	41		47	0		0	28	6,131

of which interest rate derivatives	1,588	79	(377)	0	0	63	(66)	23		13	0		0	11	1,334

of which foreign exchange derivatives	2,836	1	(167)	0	0	0	(496)	20		1	0		0	10	2,205

of which equity/index-related derivatives	1,022	62	(109)	0	0	236	(191)	(32)		(99)	0		0	0	889

of which credit derivatives	1,520	520	(313)	0	0	69	(459)	30		(113)	0		0	2	1,256

Short-term borrowings	236	4	(60)	0	0	129	(233)	(6)		9	0		0	(1)	78

Long-term debt	12,715	1,493	(1,654)	0	0	1,438	(2,852)	116		351	0		0	70	11,677

of which structured notes over two years	7,576	657	(852)	0	0	1,039	(1,517)	59		152	0		0	53	7,167

of which non-recourse liabilities	3,585	744	(716)	0	0	173	(1,171)	53		147	0		0	6	2,821

Other liabilities	3,891	131	(46)	273	(668)	1	(219)	(7)		80	0		115	7	3,558

of which failed sales	1,909	72	(19)	266	(661)	0	(46)	0		144	0		0	6	1,671

Total liabilities at fair value	24,378	2,332	(2,935)	309	(939)	2,033	(4,586)	144		487	0		115	106	21,444

Net assets/(liabilities) at fair value	22,825	1,650	(1,757)	6,798	(9,191)	548	463	30		(307)	0		257	51	21,367

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 170 million primarily related to sub-prime exposures in the RMBS business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)

								Trading revenues			Other revenues

6M11	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(9)	0	0	56	(46)	0		(9)	0		0	(123)	1,066

Debt	11,013	1,450	(1,512)	5,291	(6,237)	0	0	98		442	0		1	(1,164)	9,382

of which corporates	3,803	378	(205)	2,180	(1,853)	0	0	46		33	0		1	(547)	3,836

of which RMBS	3,264	792	(769)	2,187	(2,830)	0	0	35		215	0		0	(297)	2,597

of which CMBS	1,861	68	(159)	324	(601)	0	0	4		64	0		0	(121)	1,440

of which CDO	1,135	175	(343)	305	(616)	0	0	12		134	0		0	(103)	699

Equity	622	204	(355)	523	(425)	0	0	40		32	0		38	(65)	614

Derivatives	8,719	1,288	(1,040)	0	0	319	(805)	(51)		475	0		0	(877)	8,028

of which interest rate products	2,072	60	(122)	0	0	112	(241)	(9)		(171)	0		0	(187)	1,514

of which equity/index-related products	2,300	109	(153)	0	0	110	(13)	24		171	0		0	(255)	2,293

of which credit derivatives	2,725	845	(717)	0	0	21	(382)	(65)		222	0		0	(259)	2,390

Other	2,018	106	(199)	1,573	(1,239)	0	(36)	8		19	0		0	(228)	2,022

Trading assets	22,372	3,048	(3,106)	7,387	(7,901)	319	(841)	95		968	0		39	(2,334)	20,046

Investment securities	79	2	0	50	(11)	0	(4)	0		0	0		0	(8)	108

Equity	9,591	23	(66)	640	(1,876)	0	0	0		35	0		927	(876)	8,398

Life finance instruments	1,844	0	0	59	(90)	0	0	0		56	0		0	(190)	1,679

Other investments	11,435	23	(66)	699	(1,966)	0	0	0		91	0		927	(1,066)	10,077

Loans	6,258	915	(935)	1,050	(454)	1,163	(1,748)	21		190	0		0	(657)	5,803

of which commercial and industrial loans	3,558	912	(564)	170	(269)	975	(1,192)	5		96	0		0	(342)	3,349

of which financial institutions	2,195	3	(127)	876	(80)	189	(370)	(1)		42	0		0	(280)	2,447

Other intangible assets	66	0	0	0	0	0	0	0		0	0		(10)	(6)	50

Other assets	9,253	2,965	(4,591)	3,185	(2,874)	1,186	(839)	89		374	0		(1)	(1,000)	7,747

of which loans held-for-sale	8,932	2,963	(4,588)	2,991	(2,861)	1,185	(833)	89		349	0		0	(952)	7,275

Total assets at fair value	50,660	6,953	(8,707)	12,371	(13,206)	2,724	(3,478)	205		1,614	0		955	(5,194)	44,897

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(263)	0	0	0	(204)	(4)		0	0		0	(36)	0

Trading liabilities	9,200	836	(844)	134	(192)	453	(1,070)	(29)		950	0		0	(946)	8,492

of which interest rate derivatives	1,341	26	(10)	0	0	11	(102)	(11)		(146)	0		0	(118)	991

of which foreign exchange derivatives	2,941	59	(33)	0	0	3	(324)	(1)		640	0		0	(320)	2,965

of which equity/index-related derivatives	2,940	94	(232)	0	0	185	(190)	26		252	0		0	(319)	2,756

of which credit derivatives	1,256	623	(507)	0	0	123	(276)	(43)		203	0		0	(129)	1,250

Short-term borrowings	123	43	(18)	0	0	226	(137)	1		5	0		0	(20)	223

Long-term debt	16,797	3,535	(5,630)	0	0	4,005	(4,963)	54		546	0		0	(1,712)	12,632

of which structured notes over two years	9,488	804	(1,121)	0	0	1,759	(2,282)	(9)		337	0		0	(982)	7,994

of which non-recourse liabilities	6,825	2,577	(4,398)	0	0	2,043	(2,441)	57		224	0		0	(683)	4,204

Other liabilities	3,734	507	(155)	157	(225)	1	(211)	(30)		163	0		129	(365)	3,705

of which failed sales	1,849	499	(131)	124	(207)	0	(9)	(5)		159	0		0	(194)	2,085

Total liabilities at fair value	30,361	4,921	(6,910)	291	(417)	4,685	(6,585)	(8)		1,664	0		129	(3,079)	25,052

Net assets/(liabilities) at fair value	20,299	2,032	(1,797)	12,080	(12,789)	(1,961)	3,107	213		(50)	0		826	(2,115)	19,845

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	6M12				6M11

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(277)	257	(20)	[1]	163	826	989	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	113	318	431		(2,139)	801	(1,338)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,186	Option model	Mean reversion, in %	[1]	10.0	18.0

Debt	7,935

of which corporates	4,125	Option model	Correlation, in %		(85.0)	98.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

		Price	Price, in %		0.0	150.9

		Discounted cash flow	Credit spread, in bp		26.0	168.0

of which RMBS	1,253	Price	Price, in %		0.1	138.0

of which CMBS	1,364	Price	Price, in %		0.1	87.5

		Discounted cash flow	Capitalization rate, in %		5.0	12.0

		Discounted cash flow	Internal rate of return, in %		9.0	15.0

of which CDO	654	Price	Price, in %		0.0	101.8

Equity	429	Discounted cash flow	EBITDA multiple		3.0	12.0

		Discounted cash flow	Capitalization rate, in %		6.5	7.5

Derivatives	8,586

of which interest rate products	2,195	Option model	Correlation, in %		17.1	99.7

		Option model	Prepayment rate, in %		56.0	108.0

		Option model	Volatility, in %		0.3	31.3

of which equity/index-linked products	2,247	Option model	Correlation, in %		(85.0)	98.0

		Option model	Credit spread, in bp		52.0	184.0

		Option model	Volatility, in %		3.0	125.0

of which credit derivatives	2,091	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	97.0

		Discounted cash flow	Credit spread, in bp		3.8	8,719.0

		Discounted cash flow	Recovery rate, in %		0.0	75.0

Other	2,327	Price	Price, in %		0.1	113.0

		Discounted cash flow	Life expectancy, in years		3.5	20.2

Trading assets	19,277

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Quantitative information about level 3 assets at fair value (continued)
end of 2Q12	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Investment securities	92	–		–		–		–

Private equity	4,443	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	274	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,519

of which private	2,519	Discounted cash flow		Credit spread, in bp		1,068.0		1,783.0

		Discounted cash flow		EBITDA multiple		2.4		11.3

Life finance instruments	1,922	Discounted cash flow		Life expectancy, in years		1.1		21.9

Other investments	9,158

Loans	6,400

of which commercial and industrial loans	3,978	Discounted cash flow		Credit spread, in bp		0.0		3,773.0

of which financial institutions	2,093	Discounted cash flow		Credit spread, in bp		(162.0)		1,147.3

Other intangible assets (mortgage servicing rights)	63	–		–		–

Other assets	6,635

of which loans held-for-sale	6,052	Price		Price, in %		0.0		103.3

		Discounted cash flow		Credit spread, in bp		25.0		1,599.0

Total level 3 assets at fair value	42,811

1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value
end of 2Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Trading liabilities	6,131

of which interest rate derivatives	1,334	Option model	Basis spread, in bp		(54.0)	1,238.0

		Option model	Correlation, in %		17.1	98.6

		Option model	Mean reversion, in %	[1]	(32.8)	5.0

		Option model	Prepayment rate, in %		45.0	108.0

of which foreign exchange derivatives	2,205	Option model	Correlation, in %		(12.5)	76.3

		Option model	Prepayment rate, in %		56.0	108.0

of which equity/index-related derivatives	889	Option model	Correlation, in %		(85.0)	98.0

		Option model	Skew, in %		70.0	141.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	4.8

of which credit derivatives	1,256	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	65.0

		Discounted cash flow	Credit spread, in bp		2.0	8,719.0

		Discounted cash flow	Recovery rate, in %		0.0	77.0

Short-term borrowings	78	–	–

Long-term debt	11,677

of which structured notes over two years	7,167	Option model	Correlation, in %		(85.0)	98.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

of which non-recourse liabilities	2,821	Price	Price, in %		0.0	103.0

Other liabilities	3,558

of which failed sales	1,671	Price	Price, in %		0.0	93.3

		Discounted cash flow	Credit spread, in bp		0.0	681.2

Total level 3 liabilities at fair value	21,444

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of 2Q12	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	44		49		93	0

Equity funds	33		3,893	[1]	3,926	0

Equity funds sold short	0		(89)		(89)	0

Total funds held in trading assets and liabilities	77		3,853		3,930	0

Debt funds	63		258		321	210

Equity funds	4		45		49	0

Others	4		120		124	55

Hedge funds	71		423	[2]	494	265

Debt funds	96		0		96	18

Equity funds	3,143		0		3,143	830

Real estate funds	374		0		374	156

Others	830		0		830	237

Private equities	4,443		0		4,443	1,241

Equity method investments	390		0		390	0

Total funds held in other investments	4,904		423		5,327	1,506

Total fair value	4,981	[3]	4,276	[4]	9,257	1,506	[5]

1 54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 16% is redeemable on an annual basis with a notice period primarily of more than 60 days and 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 69% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 13% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,214 million attributable to noncontrolling interests. 4 Includes CHF 79 million attributable to noncontrolling interests. 5 Includes CHF 473 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 4Q11	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	2Q12	4Q11

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.6	0.7

of which level 3	0.6	0.7

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
	2Q12			4Q11

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	895	3,712	(2,817)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest-bearing deposits with banks	624	613	11	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	148,075	646	158,673	157,889	784

Loans	20,515	20,776	(261)	20,694	21,382	(688)

Other assets [1]	21,941	30,081	(8,140)	20,511	30,778	(10,267)

Due to banks and customer deposits	(729)	(703)	(26)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,714)	(143,617)	(97)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,456)	(4,524)	68	(3,547)	(3,681)	134

Long-term debt	(66,952)	(71,254)	4,302	(70,366)	(79,475)	9,109

Other liabilities	(4,892)	(7,476)	2,584	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments
	6M12		6M11

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(12)	[2]	–

of which related to credit risk	(13)		–

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	628	[1]	713	[1]

Other trading assets	10	[2]	(5)	[2]

Other investments	26	[2]	88	[2]

of which related to credit risk	10		(2)

Loans	1	[2]	1,012	[2]

of which related to credit risk	259		134

Other assets	1,223	[1]	2,110	[2]

of which related to credit risk	268		269

Due to banks and customer deposits	4	[2]	(12)	[1]

of which related to credit risk	16		8

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30	[2]	(81)	[1]

Short-term borrowings	(131)	[2]	(141)	[2]

Long-term debt	(3,005)	[2]	(4,223)	[2]

of which related to credit risk [4]	(1,298)		(301)

Other liabilities	265	[2]	(738)	[2]

of which related to credit risk	294		(260)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF (785) million and CHF (255) million in 6M12 and 6M11, respectively.

Carrying value and estimated fair values of financial instruments
Carrying value and estimated fair values of financial instruments
	2Q12		4Q11

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,864	226,863	236,963	236,963

Securities received as collateral	30,191	30,191	30,191	30,191

Trading assets	275,361	275,361	270,315	270,315

Investment securities	5,326	5,326	5,160	5,160

Loans	235,281	240,130	229,657	233,922

Other financial assets [1]	226,672	226,697	232,452	232,491

Financial liabilities (CHF million)

Due to banks and deposits	354,008	353,948	353,548	353,467

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	189,268	176,559	176,559

Obligation to return securities received as collateral	30,191	30,191	30,191	30,191

Trading liabilities	115,782	115,782	127,760	127,760

Short-term borrowings	19,184	19,187	26,116	26,117

Long-term debt	154,838	154,175	162,655	159,538

Other financial liabilities [2]	132,388	132,193	127,936	127,936

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets and liabilities not measured at fair value where a fair value is disclosed
Assets and liabilities not measured at fair value where a fair value is disclosed
end of 2Q12	Level 1	Level 2	Level 3	Total fair value

Financial assets (CHF million)

Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	0	78,091	51	78,142

Loans	0	214,175	5,440	219,615

Other financial assets	101,833	75,305	2,162	179,300

Financial liabilities (CHF million)

Due to banks and deposits	193,996	151,787	16	345,799

Central banks funds purchased, securities purchased under resale agreements and securities lending transactions	0	45,554	0	45,554

Short-term borrowings	0	14,731	0	14,731

Long-term debt	0	82,283	4,940	87,223

Other financial liabilities	0	100,855	1,517	102,372

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned (Tables)	3 Months Ended
Jun. 30, 2012
Assets pledged or assigned
Assets pledged or assigned
Assets pledged or assigned
end of	2Q12	4Q11

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	173,169	157,856

of which assets provided with the right to sell or repledge	97,898	96,922

Fair value of collateral received with the right to sell or repledge	382,438	373,657

of which sold or repledged	327,532	332,718

Subsidiary guarantee information (Tables)	3 Months Ended
Jun. 30, 2012
Subsidiary guarantee information
Condensed consolidating statements of operations and condensed consolidating statements of comprehensive income
Condensed consolidating statements of operations
in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	1,996	4,909		6,905	21		118		7,044

Interest expense	(1,175)	(4,232)		(5,407)	(19)		(4)		(5,430)

Net interest income	821	677		1,498	2		114		1,614

Commissions and fees	913	2,158		3,071	3		56		3,130

Trading revenues	(497)	1,578		1,081	0		75		1,156

Other revenues	129	232		361	789	[2]	(775)		375

Net revenues	1,366	4,645		6,011	794		(530)		6,275

Provision for credit losses	0	10		10	0		15		25

Compensation and benefits	814	2,171		2,985	23		(3)		3,005

General and administrative expenses	383	1,295		1,678	(24)		19		1,673

Commission expenses	58	379		437	1		3		441

Total other operating expenses	441	1,674		2,115	(23)		22		2,114

Total operating expenses	1,255	3,845		5,100	0		19		5,119

Income/(loss) before taxes	111	790		901	794		(564)		1,131

Income tax expense	33	221		254	6		51		311

Net income/(loss)	78	569		647	788		(615)		820

Net income/(loss) attributable to noncontrolling interests	13	70		83	0		(51)		32

Net income/(loss) attributable to shareholders	65	499		564	788		(564)		788

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 183 million and CHF 22 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	78	569		647	788	(615)		820

Gains/(losses) on cash flow hedges	0	2		2	(5)	(1)		(4)

Foreign currency translation	999	108		1,107	0	8		1,115

Unrealized gains/(losses) on securities	0	(52)		(52)	0	5		(47)

Actuarial gains/(losses)	10	4		14	0	32		46

Net prior service cost	0	0		0	0	(14)		(14)

Other comprehensive income/(loss), net of tax	1,009	62		1,071	(5)	30		1,096

Comprehensive income/(loss)	1,087	631		1,718	783	(585)		1,916

Comprehensive income/(loss) attributable to noncontrolling interests	208	262		470	0	(253)		217

Comprehensive income/(loss) attributable to shareholders	879	369		1,248	783	(332)		1,699

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	1,840	5,104		6,944	41		97		7,082

Interest expense	(1,212)	(4,456)		(5,668)	(39)		2		(5,705)

Net interest income	628	648		1,276	2		99		1,377

Commissions and fees	937	2,453		3,390	3		70		3,463

Trading revenues	(433)	1,491		1,058	0		58		1,116

Other revenues	761	119		880	749	[2]	(693)		936

Net revenues	1,893	4,711		6,604	754		(466)		6,892

Provision for credit losses	0	(2)		(2)	0		15		13

Compensation and benefits	879	2,182		3,061	24		11		3,096

General and administrative expenses	414	1,243		1,657	(38)		33		1,652

Commission expenses	60	424		484	1		6		491

Total other operating expenses	474	1,667		2,141	(37)		39		2,143

Total operating expenses	1,353	3,849		5,202	(13)		50		5,239

Income/(loss) before taxes	540	864		1,404	767		(531)		1,640

Income tax expense	(17)	259		242	(1)		30		271

Net income/(loss)	557	605		1,162	768		(561)		1,369

Net income attributable to noncontrolling interests	577	27		604	0		(3)		601

Net income/(loss) attributable to shareholders	(20)	578		558	768		(558)		768

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 162 million and CHF 11 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	557	605		1,162	768	(561)		1,369

Gains/(losses) on cash flow hedges	0	(10)		(10)	0	0		(10)

Foreign currency translation	(1,970)	(493)		(2,463)	0	31		(2,432)

Unrealized gains/(losses) on securities	0	1		1	0	1		2

Actuarial gains/(losses)	6	3		9	0	17		26

Net prior service cost	0	0		0	0	3		3

Other comprehensive income/(loss), net of tax	(1,964)	(499)		(2,463)	0	52		(2,411)

Comprehensive income/(loss)	(1,407)	106		(1,301)	768	(509)		(1,042)

Comprehensive income/(loss) attributable to noncontrolling interests	82	(329)		(247)	0	375		128

Comprehensive income/(loss) attributable to shareholders	(1,489)	435		(1,054)	768	(884)		(1,170)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	3,837	8,224		12,061	52		226		12,339

Interest expense	(2,209)	(6,576)		(8,785)	(50)		(6)		(8,841)

Net interest income	1,628	1,648		3,276	2		220		3,498

Commissions and fees	1,873	4,309		6,182	5		115		6,302

Trading revenues	243	1,198		1,441	0		(96)		1,345

Other revenues	415	747		1,162	817	[2]	(802)		1,177

Net revenues	4,159	7,902		12,061	824		(563)		12,322

Provision for credit losses	(4)	36		32	0		27		59

Compensation and benefits	1,973	4,718		6,691	35		(10)		6,716

General and administrative expenses	800	2,520		3,320	(53)		59		3,326

Commission expenses	114	770		884	1		7		892

Total other operating expenses	914	3,290		4,204	(52)		66		4,218

Total operating expenses	2,887	8,008		10,895	(17)		56		10,934

Income/(loss) before taxes	1,276	(142)		1,134	841		(646)		1,329

Income tax expense/(benefit)	432	(155)		277	9		9		295

Net income/(loss)	844	13		857	832		(655)		1,034

Net income/(loss) attributable to noncontrolling interests	199	89		288	0		(86)		202

Net income/(loss) attributable to shareholders	645	(76)		569	832		(569)		832

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 183 million and CHF 29 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	844	13		857	832	(655)		1,034

Gains/(losses) on cash flow hedges	0	1		1	10	(1)		10

Foreign currency translation	169	(282)		(113)	0	111		(2)

Unrealized gains/(losses) on securities	0	122		122	0	15		137

Actuarial gains/(losses)	19	7		26	0	93		119

Net prior service cost	(1)	1		0	0	(36)		(36)

Other comprehensive income/(loss), net of tax	187	(151)		36	10	182		228

Comprehensive income/(loss)	1,031	(138)		893	842	(473)		1,262

Comprehensive income/(loss) attributable to noncontrolling interests	229	102		331	0	(123)		208

Comprehensive income/(loss) attributable to shareholders	802	(240)		562	842	(350)		1,054

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	3,858	8,396		12,254	85		195		12,534

Interest expense	(2,476)	(6,851)		(9,327)	(81)		4		(9,404)

Net interest income	1,382	1,545		2,927	4		199		3,130

Commissions and fees	2,043	4,944		6,987	5		142		7,134

Trading revenues	320	2,802		3,122	0		5		3,127

Other revenues	1,247	356		1,603	1,872	[2]	(1,818)		1,657

Net revenues	4,992	9,647		14,639	1,881		(1,472)		15,048

Provision for credit losses	1	(22)		(21)	0		27		6

Compensation and benefits	2,065	5,004		7,069	49		7		7,125

General and administrative expenses	857	2,458		3,315	(80)		49		3,284

Commission expenses	132	882		1,014	1		12		1,027

Total other operating expenses	989	3,340		4,329	(79)		61		4,311

Total operating expenses	3,054	8,344		11,398	(30)		68		11,436

Income/(loss) before taxes	1,937	1,325		3,262	1,911		(1,567)		3,606

Income tax expense	335	367		702	4		30		736

Net income/(loss)	1,602	958		2,560	1,907		(1,597)		2,870

Net income attributable to noncontrolling interests	947	52		999	0		(36)		963

Net income/(loss) attributable to shareholders	655	906		1,561	1,907		(1,561)		1,907

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 320 million and CHF 18 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	1,602	958		2,560	1,907	(1,597)		2,870

Gains/(losses) on cash flow hedges	0	(22)		(22)	(5)	0		(27)

Foreign currency translation	(2,575)	(481)		(3,056)	(56)	98		(3,014)

Unrealized gains/(losses) on securities	0	(38)		(38)	0	0		(38)

Actuarial gains/(losses)	12	7		19	0	34		53

Net prior service cost	0	(1)		(1)	0	7		6

Other comprehensive income/(loss), net of tax	(2,563)	(535)		(3,098)	(61)	139		(3,020)

Comprehensive income/(loss)	(961)	423		(538)	1,846	(1,458)		(150)

Comprehensive income/(loss) attributable to noncontrolling interests	299	(422)		(123)	0	460		337

Comprehensive income/(loss) attributable to shareholders	(1,260)	845		(415)	1,846	(1,918)		(487)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
Condensed consolidating balance sheets
end of 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	4,046	95,704		99,750	66	(778)		99,038

Interest-bearing deposits with banks	88	4,170		4,258	0	(1,930)		2,328

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,898	65,957		226,855	0	9		226,864

Securities received as collateral	32,777	(2,586)		30,191	0	0		30,191

Trading assets	107,575	176,667		284,242	0	(184)		284,058

Investment securities	0	3,674		3,674	0	1,652		5,326

Other investments	6,641	5,829		12,470	34,694	(34,391)		12,773

Net loans	22,694	201,910		224,604	4,901	9,659		239,164

Premises and equipment	1,101	5,541		6,642	0	204		6,846

Goodwill	601	7,173		7,774	0	891		8,665

Other intangible assets	101	177		278	0	0		278

Brokerage receivables	18,817	31,593		50,410	0	1		50,411

Other assets	16,598	60,776		77,374	216	(77)		77,513

Total assets	371,937	656,585		1,028,522	39,877	(24,944)		1,043,455

Liabilities and equity (CHF million)

Due to banks	308	40,717		41,025	4,194	(3,894)		41,325

Customer deposits	1	302,791		302,792	0	9,891		312,683

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,711	20,555		189,266	0	0		189,266

Obligation to return securities received as collateral	32,777	(2,586)		30,191	0	0		30,191

Trading liabilities	27,850	88,002		115,852	1	(71)		115,782

Short-term borrowings	17,360	1,824		19,184	0	0		19,184

Long-term debt	36,398	117,464		153,862	799	177		154,838

Brokerage payables	55,137	20,685		75,822	0	0		75,822

Other liabilities	12,721	48,936		61,657	109	493		62,259

Total liabilities	351,263	638,388		989,651	5,103	6,596		1,001,350

Total shareholders' equity	16,173	13,611		29,784	34,774	(29,784)		34,774

Noncontrolling interests	4,501	4,586		9,087	0	(1,756)		7,331

Total equity	20,674	18,197		38,871	34,774	(31,540)		42,105

Total liabilities and equity	371,937	656,585		1,028,522	39,877	(24,944)		1,043,455

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
end of 4Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	3,698	107,526		111,224	13	(664)		110,573

Interest-bearing deposits with banks	87	4,106		4,193	0	(1,921)		2,272

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,625	83,310		236,935	0	28		236,963

Securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading assets	91,458	188,290		279,748	0	(195)		279,553

Investment securities	0	3,652		3,652	0	1,508		5,160

Other investments	6,719	6,196		12,915	34,137	(33,826)		13,226

Net loans	24,658	194,776		219,434	5,603	8,376		233,413

Premises and equipment	1,110	5,880		6,990	0	203		7,193

Goodwill	597	7,103		7,700	0	891		8,591

Other intangible assets	112	168		280	0	8		288

Brokerage receivables	17,951	25,494		43,445	0	1		43,446

Other assets	16,114	61,966		78,080	190	26		78,296

Total assets	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

Liabilities and equity (CHF million)

Due to banks	92	39,985		40,077	4,697	(4,627)		40,147

Customer deposits	0	304,130		304,130	0	9,271		313,401

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	151,655	24,904		176,559	0	0		176,559

Obligation to return securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading liabilities	29,291	98,518		127,809	0	(49)		127,760

Short-term borrowings	15,881	10,235		26,116	0	0		26,116

Long-term debt	40,029	121,324		161,353	1,444	(142)		162,655

Brokerage payables	47,847	20,187		68,034	0	0		68,034

Other liabilities	10,124	52,043		62,167	128	922		63,217

Total liabilities	329,108	667,328		996,436	6,269	5,375		1,008,080

Total shareholders' equity	16,979	12,424		29,403	33,674	(29,403)		33,674

Noncontrolling interests	4,231	4,717		8,948	0	(1,537)		7,411

Total equity	21,210	17,141		38,351	33,674	(30,940)		41,085

Total liabilities and equity	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
Condensed consolidating statements of cash flows
in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(8,011)	(2,032)		(10,043)	190	[2]	(569)		(10,422)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(268)		(269)	0		87		(182)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(6,167)	16,522		10,355	0		19		10,374

Purchase of investment securities	0	(25)		(25)	0		(183)		(208)

Proceeds from sale of investment securities	0	339		339	0		0		339

Maturities of investment securities	0	106		106	0		61		167

Investments in subsidiaries and other investments	(163)	(452)		(615)	(45)		(28)		(688)

Proceeds from sale of other investments	608	448		1,056	0		56		1,112

(Increase)/decrease in loans	2,084	(7,469)		(5,385)	719		(1,309)		(5,975)

Proceeds from sales of loans	0	522		522	0		0		522

Capital expenditures for premises and equipment and other intangible assets	(170)	(494)		(664)	0		(6)		(670)

Proceeds from sale of premises and equipment and other intangible assets	2	6		8	0		0		8

Other, net	214	1,817		2,031	28		(20)		2,039

Net cash provided by/(used in) investing activities of continuing operations	(3,593)	11,052		7,459	702		(1,323)		6,838

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	213	(3,220)		(3,007)	(586)		1,558		(2,035)

Increase/(decrease) in short-term borrowings	678	(8,492)		(7,814)	0		0		(7,814)

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,780	(4,193)		11,587	0		0		11,587

Issuances of long-term debt	444	18,550		18,994	5		668		19,667

Repayments of long-term debt	(3,727)	(23,712)		(27,439)	(660)		(321)		(28,420)

Issuances of common shares	0	0		0	1,323		0		1,323

Sale of treasury shares	0	0		0	361		3,414		3,775

Repurchase of treasury shares	0	0		0	(472)		(3,390)		(3,862)

Dividends paid/capital repayments	0	(176)		(176)	(944)		(31)		(1,151)

Excess tax benefits related to share-based compensation	0	14		14	0		(14)		0

Other, net	(1,467)	615		(852)	77		(5)		(780)

Net cash provided by/(used in) financing activities of continuing operations	11,921	(20,614)		(8,693)	(896)		1,879		(7,710)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	31	(228)		(197)	57		(101)		(241)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	348	(11,822)		(11,474)	53		(114)		(11,535)

Cash and due from banks at beginning of period	3,698	107,526		111,224	13		(664)		110,573

Cash and due from banks at end of period	4,046	95,704		99,750	66		(778)		99,038

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

Condensed consolidating statements of cash flows
in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	4,943	(5,273)		(330)	475	[2]	363		508

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(976)		(977)	0		492		(485)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,444)	3,511		1,067	0		(135)		932

Purchase of investment securities	0	(1,044)		(1,044)	0		(128)		(1,172)

Proceeds from sale of investment securities	0	2,096		2,096	0		0		2,096

Maturities of investment securities	0	1,289		1,289	0		83		1,372

Investments in subsidiaries and other investments	708	(1,499)		(791)	(1)		(78)		(870)

Proceeds from sale of other investments	428	2,019		2,447	0		69		2,516

(Increase)/decrease in loans	2,192	(6,754)		(4,562)	74		(1,148)		(5,636)

Proceeds from sales of loans	0	230		230	0		0		230

Capital expenditures for premises and equipment and other intangible assets	(182)	(529)		(711)	0		(7)		(718)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0		0		3

Other, net	9	115		124	0		23		147

Net cash provided by/(used in) investing activities of continuing operations	710	(1,539)		(829)	73		(829)		(1,585)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(16)	16,901		16,885	(656)		(526)		15,703

Increase/(decrease) in short-term borrowings	(12,509)	12,922		413	0		0		413

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	8,015	(18,255)		(10,240)	0		0		(10,240)

Issuances of long-term debt	2,718	20,732		23,450	5		147		23,602

Repayments of long-term debt	(2,649)	(16,089)		(18,738)	0		(234)		(18,972)

Issuances of common shares	0	0		0	666		0		666

Sale of treasury shares	0	614		614	417		6,715		7,746

Repurchase of treasury shares	0	(612)		(612)	(61)		(6,999)		(7,672)

Dividends paid/capital repayments	0	(338)		(338)	(1,560)		93		(1,805)

Other, net	60	(42)		18	632		21		671

Net cash provided by/(used in) financing activities of continuing operations	(4,381)	15,833		11,452	(557)		(783)		10,112

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(615)	(6,159)		(6,774)	7		313		(6,454)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	25		25	0		0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	657	2,887		3,544	(2)		(936)		2,606

Cash and due from banks at beginning of period	5,133	60,214		65,347	18		102		65,467

Cash and due from banks at end of period	5,790	63,101		68,891	16		(834)		68,073

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

Business developments (Details) (Hedging-Griffo Investimentos S.A.)	Sep. 01, 2007
Hedging-Griffo Investimentos S.A.
Business Acquisition
Percentage of interests acquired by the Group	50.00%
Number of shares acquired in addition to percentage of interest acquired	1

Business developments (Details 2) (Aberdeen Asset Management PLC, CHF) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Jul. 31, 2012	Sep. 30, 2012
Aberdeen Asset Management PLC
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations		140
Sale of ownership interest percentage in Aberdeen Asset Management (as a percent)	7.00%

Business developments (Details 4) (CHF)	Jul. 31, 2012 Buffer Capital Notes (BCN)	Jun. 30, 2012 Adjustable Performance Plan awards	Mar. 29, 2013 Subordinated mandatory and contingent convertible securities (MACCS)	Jul. 27, 2012 Subordinated mandatory and contingent convertible securities (MACCS)	Jul. 18, 2012 Subordinated mandatory and contingent convertible securities (MACCS)
Capital Developments
Value of hybrid tier 1 instruments to be converted	1,700,000,000
Securities with preferential subscription rights exercised by shareholders				1,833,000,000
Securities with preferential subscription rights purchased by strategic investors				64,000,000
Securities without preferential subscription rights purchased by strategic investors				1,900,000,000
Value of investor securities issued to raise capital					3,800,000,000
Conversion price of financial securities			16.29
Conversion price		16.29

Segment information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 segment	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment information
Number of segments	3
Segment Reporting Information
Net revenues	6,275	6,047	6,892	12,322	15,048
Income from continuing operations before taxes	1,131	198	1,640	1,329	3,606
Private Banking
Segment Reporting Information
Net revenues	2,704	2,604	2,754	5,308	5,592
Income from continuing operations before taxes	775	606	835	1,381	1,668
Investment Banking
Segment Reporting Information
Net revenues	2,909	4,159	2,817	7,068	7,904
Income from continuing operations before taxes	383	998	208	1,381	1,691
Reclassifications of Debit Valuation Adjustment relating to certain structured notes to conform to current presentation			0		0
Asset Management
Segment Reporting Information
Net revenues	550	681	654	1,231	1,274
Income from continuing operations before taxes	133	254	210	387	393
Corporate Center
Segment Reporting Information
Net revenues	78	(1,566)	101	(1,488)	(631)
Income from continuing operations before taxes	(180)	(1,818)	(167)	(1,998)	(1,041)
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	34	169	566	203	909
Income from continuing operations before taxes	20	158	554	178	895

Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Segment Reporting Information
Total assets	1,043,455	1,000,020	1,049,165	976,923
Private Banking
Segment Reporting Information
Total assets	366,609	351,064	347,476	332,474
Investment Banking
Segment Reporting Information
Total assets	796,613	762,648	811,689	747,901
Asset Management
Segment Reporting Information
Total assets	23,647	22,549	23,203	21,976
Corporate Center
Segment Reporting Information
Total assets	(148,006)	(140,839)	(137,952)	(131,720)
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	4,592	4,598	4,749	6,292

Net interest income (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net interest income
Loans	1,232	1,213	1,253	2,445	2,475
Investment securities	26	21	23	47	54
Trading assets	4,418	2,666	4,159	7,084	6,836
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	786	772	870	1,558	1,577
Other	582	623	777	1,205	1,592
Interest and dividend income	7,044	5,295	7,082	12,339	12,534
Deposits	(353)	(388)	(427)	(741)	(831)
Short-term borrowings	(16)	(20)	(14)	(36)	(32)
Trading liabilities	(3,278)	(1,274)	(3,264)	(4,552)	(4,640)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(527)	(370)	(505)	(897)	(848)
Long-term debt	(1,177)	(1,287)	(1,422)	(2,464)	(2,892)
Other	(79)	(72)	(73)	(151)	(161)
Interest expense	(5,430)	(3,411)	(5,705)	(8,841)	(9,404)
Net interest income	1,614	1,884	1,377	3,498	3,130

Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Commissions and fees (CHF million)
Commissions and fees	3,130	3,172	3,463	6,302	7,134
Lending business
Commissions and fees (CHF million)
Commissions and fees	364	307	349	671	691
Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees	1,033	979	1,072	2,012	2,142
Other securities business
Commissions and fees (CHF million)
Commissions and fees	24	21	22	45	37
Fiduciary business
Commissions and fees (CHF million)
Commissions and fees	1,057	1,000	1,094	2,057	2,179
Underwriting
Commissions and fees (CHF million)
Commissions and fees	311	411	491	722	1,033
Brokerage
Commissions and fees (CHF million)
Commissions and fees	896	989	989	1,885	2,197
Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees	1,207	1,400	1,480	2,607	3,230
Other services
Commissions and fees (CHF million)
Commissions and fees	502	465	540	967	1,034

Trading revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Trading revenues (CHF million)
Trading revenues	1,156	189	1,116	1,345	3,127
Interest rate products
Trading revenues (CHF million)
Trading revenues	636	(332)	1,389	304	2,452
Foreign exchange products
Trading revenues (CHF million)
Trading revenues	(554)	1,037	(1,562)	483	(884)
Equity/index-related products
Trading revenues (CHF million)
Trading revenues	757	185	689	942	1,202
Credit products
Trading revenues (CHF million)
Trading revenues	162	(990)	317	(828)	(158)
Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues	17	71	232	88	306
Other products
Trading revenues (CHF million)
Trading revenues	138	218	51	356	209

Other revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Other Revenues (CHF Million)
Noncontrolling interests without SEI	50	144	584	194	907
Loans held-for-sale	(9)	(10)	17	(19)	35
Long-lived assets held-for-sale	(1)	(2)	65	(3)	64
Equity method investments	33	31	52	64	58
Other investments	130	232	91	362	340
Other	172	407	127	579	253
Other revenues	375	802	936	1,177	1,657

Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Provision for credit losses
Provision for loan losses	24	27	3	51	15
Provision for lending-related and other exposures	1	7	10	8	(9)
Provision for credit losses	25	34	13	59	6

Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Compensation and benefits
Salaries and variable compensation	2,571	3,314	2,719	5,885	6,222
Social security	247	219	207	466	529
Other	187	178	170	365	374
Compensation and benefits	3,005	3,711	3,096	6,716	7,125
Pension and other post-retirement expense	129	112	112	241	246
Severance and other compensation expense related to headcount reductions	123	45	142	168	142

General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
General and administrative expenses
Occupancy expenses	308	288	269	596	533
IT, machinery, etc.	372	343	333	715	660
Provisions and losses	13	69	42	82	89
Travel and entertainment	101	90	115	191	219
Professional services	473	435	541	908	1,026
Amortization and impairment of other intangible assets	7	14	8	21	15
Other	399	414	344	813	742
General and administrative expenses	1,673	1,653	1,652	3,326	3,284

Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income/(loss) attributable to shareholders (CHF million)
Net income attributable to shareholders	788	44	768	832	1,907
Preferred securities dividends	(114)		(102)	(114)	(102)
Net income attributable to shareholders for basic earnings per share	674	44	666	718	1,805
Available for common shares	615	41	575	659	1,704
Available for unvested share-based payment awards	59	3	91	59	101
Income impact of assumed conversion on contracts that may be settled in shares or cash	(13)	(1)		(14)
Net income/(loss) attributable to shareholders for diluted earnings per share	661	43	666	704	1,805
Available for common shares	602	40	575	645	1,704
Available for unvested share-based payment awards	59	3	91	59	101
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,282.2	1,244.2	1,199.3	1,263.2	1,191.8
Dilutive contracts that may be settled in shares or cash (in shares)	26.4	6.9		16.7
Dilutive share options and warrants (in shares)	6.4	4.5	2.9	5.5	2.7
Dilutive share awards (in shares)	1.7	1.7	5.6	1.7	3.4
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,316.7	1,257.3	1,207.8	1,287.1	1,197.9
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	90.1	81	74.6	85.6	73.4
Basic earnings per share available for common shares (CHF)
Basic earnings per share (in CHF per share)	0.48	0.03	0.48	0.52	1.43
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share (in CHF per share)	0.46	0.03	0.48	0.5	1.42
Weighted-average potential dilutive common shares	23.5	28.5	36.4	26	40.7

Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Schedule of Trading Assets and Liabilities
Trading assets	284,058	300,597	279,553	302,626
Trading liabilities	115,782	114,500	127,760	120,452
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	160,166	154,676	145,035	155,058
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	68,829	87,340	66,904	89,077
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	42,014	44,505	52,548	40,313
Trading liabilities	48,543	48,804	60,121	46,315
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	13,049	14,076	15,066	18,178
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	67,239	65,696	67,639	74,137

Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Cash collateral receivables (CHF million)
Receivables netted against derivative positions	37,637	32,420	36,474	25,333
Receivables not netted	13,221	12,317	15,809	13,739
Total cash collateral receivables	50,858	44,737	52,283	39,072
Cash Collateral Payables (CHF million)
Payables netted against derivative positions	39,816	34,778	37,639	27,166
Payables not netted	12,978	10,948	11,934	14,562
Total cash collateral payables	52,794	45,726	49,573	41,728

Investment securities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Investment securities
Debt securities held-to-maturity	2	2	2	146
Securities available-for-sale	5,324	5,602	5,158	5,404
Total investment securities	5,326	5,604	5,160	5,550

Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Held-to-maturity securities
Amortized cost	2	2	2	146
Available-for-sale securities
Amortized cost	4,984		4,979
Gross unrealized gains	346		196
Gross unrealized losses	6		17
Fair value	5,324	5,602	5,158	5,404
Debt securities
Held-to-maturity securities
Amortized cost	2		2
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Fair value	2		2
Available-for-sale securities
Amortized cost	4,757		4,897
Gross unrealized gains	175		186
Gross unrealized losses	6		17
Fair value	4,926		5,066
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	460		321
Gross unrealized gains	29		27
Gross unrealized losses	0		0
Fair value	489		348
Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost	2		2
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Fair value	2		2
Available-for-sale securities
Amortized cost	3,154		3,211
Gross unrealized gains	103		121
Gross unrealized losses	5		12
Fair value	3,252		3,320
Corporate debt securities
Available-for-sale securities
Amortized cost	678		778
Gross unrealized gains	21		18
Gross unrealized losses	1		5
Fair value	698		791
Collateralized debt obligations
Available-for-sale securities
Amortized cost	465		587
Gross unrealized gains	22		20
Gross unrealized losses	0		0
Fair value	487		607
Equity securities
Available-for-sale securities
Amortized cost	227		82
Gross unrealized gains	171		10
Gross unrealized losses	0		0
Fair value	398		92
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	220		67
Gross unrealized gains	171		9
Gross unrealized losses	0		0
Fair value	391		76
Industry and all other
Available-for-sale securities
Amortized cost	7		15
Gross unrealized gains	0		1
Gross unrealized losses	0		0
Fair value	7		16

Investment securities (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	1,037	181
Gross unrealized losses, less than 12 months	1	4
Fair value, 12 months or more	82	57
Gross unrealized losses, 12 months or more	5	13
Fair value, total	1,119	238
Gross unrealized losses, total	6	17
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	1,027	100
Gross unrealized losses, less than 12 months	1	2
Fair value, 12 months or more	48	40
Gross unrealized losses, 12 months or more	4	10
Fair value, total	1,075	140
Gross unrealized losses, total	5	12
Corporate debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	10	81
Gross unrealized losses, less than 12 months	0	2
Fair value, 12 months or more	34	17
Gross unrealized losses, 12 months or more	1	3
Fair value, total	44	98
Gross unrealized losses, total	1	5

Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	9	2,095
Realized gains	1	40
Realized losses	0	(22)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	330	1
Realized gains	154	0
Realized losses	0	0

Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012
Held-to-maturity debt securities amortized cost disclosures
Due within 1 year, amortized cost	2
Due from 1 to 5 years, amortized cost	0
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	0
Total, amortized cost	2
Held-to-maturity debt securities fair value disclosures
Due within 1 year, fair value	2
Due from 1 to 5 years, fair value	0
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	0
Total, fair value	2
Held-to-maturity debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	4.41%
Total, average yield (as a percent)	4.41%
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,713
Due from 1 to 5 years, amortized cost	2,396
Due from 5 to 10 years, amortized cost	457
Due after 10 years, amortized cost	191
Total, amortized cost	4,757
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,713
Due from 1 to 5 years, fair value	2,529
Due from 5 to 10 years, fair value	483
Due after 10 years, fair value	201
Total, fair value	4,926
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	3.11%
Due from 1 to 5 years, average yield (as a percent)	3.10%
Due from 5 to 10 years, average yield (as a percent)	2.03%
Due after 10 years, average yield (as a percent)	2.39%
Total, average yield (as a percent)	2.97%

Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012 BusinessDivision portfolio	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Loans, allowance for loan losses and credit quality
Number of portfolio segments	2
Number of Business Divisions	2
Loans (CHF million)
Gross loans	240,163	232,655	234,357	220,978
of which held at amortized cost	219,648	213,787	213,663	201,787
of which held at fair value	20,515	18,868	20,694	19,191
Net (unearned income)/deferred expenses	(71)	(51)	(34)	(32)
allowance for loan losses	(928)	(908)	(910)	(916)	(974)	(1,017)
Net loans	239,164	231,696	233,413	220,030
Impaired loan portfolio (CHF million)
Non-performing loans	921	993	758	880
Non-interest-earning loans	298	228	262	272
Total non-performing and non-interest-earning loans	1,219	1,221	1,020	1,152
Restructured loans	36	8	18	46
Potential problem loans	519	497	680	446
Total other impaired loans	555	505	698	492
Gross impaired loans	1,774	1,726	1,718	1,644
Switzerland
Loans (CHF million)
Gross loans	149,042	148,181	146,737	142,091
Foreign
Loans (CHF million)
Gross loans	91,121	84,474	87,620	78,887
Consumer
Loans (CHF million)
Gross loans	124,075	121,868	121,411	118,123
of which held at amortized cost	124,064	121,857	121,401	118,118
allowance for loan losses	(304)	(295)	(289)	(269)	(281)	(279)
Impaired loan portfolio (CHF million)
Non-performing loans	501		465
Non-interest-earning loans	54		55
Total non-performing and non-interest-earning loans	555		520
Restructured loans	0		1
Potential problem loans	80		144
Total other impaired loans	80		145
Gross impaired loans	635		665
Mortgages
Loans (CHF million)
Gross loans	90,618	89,598	88,255	86,374
of which held at amortized cost	90,618		88,255
Impaired loan portfolio (CHF million)
Non-performing loans	174		176
Non-interest-earning loans	15		14
Total non-performing and non-interest-earning loans	189		190
Restructured loans	0		1
Potential problem loans	65		73
Total other impaired loans	65		74
Gross impaired loans	254		264
Loans collateralized by securities
Loans (CHF million)
Gross loans	26,281	25,950	26,461	25,725
of which held at amortized cost	26,281		26,461
Impaired loan portfolio (CHF million)
Non-performing loans	59		27
Non-interest-earning loans	11		13
Total non-performing and non-interest-earning loans	70		40
Restructured loans	0		0
Potential problem loans	0		46
Total other impaired loans	0		46
Gross impaired loans	70		86
Consumer finance
Loans (CHF million)
Gross loans	7,176	6,320	6,695	6,024
of which held at amortized cost	7,165		6,685
Impaired loan portfolio (CHF million)
Non-performing loans	268		262
Non-interest-earning loans	28		28
Total non-performing and non-interest-earning loans	296		290
Restructured loans	0		0
Potential problem loans	15		25
Total other impaired loans	15		25
Gross impaired loans	311		315
Corporate and institutional
Loans (CHF million)
Gross loans	116,088	110,787	112,946	102,855
of which held at amortized cost	95,584	91,930	92,262	83,669
allowance for loan losses	(624)	(613)	(621)	(647)	(693)	(738)
Impaired loan portfolio (CHF million)
Non-performing loans	420		293
Non-interest-earning loans	244		207
Total non-performing and non-interest-earning loans	664		500
Restructured loans	36		17
Potential problem loans	439		536
Total other impaired loans	475		553
Gross impaired loans	1,139		1,053
Real estate.
Loans (CHF million)
Gross loans	26,116	25,605	25,185	24,163
of which held at amortized cost	25,806		24,914
Impaired loan portfolio (CHF million)
Non-performing loans	41		29
Non-interest-earning loans	5		7
Total non-performing and non-interest-earning loans	46		36
Restructured loans	0		0
Potential problem loans	21		24
Total other impaired loans	21		24
Gross impaired loans	67		60
Commercial and industrial loans
Loans (CHF million)
Gross loans	61,813	59,363	59,998	52,733
of which held at amortized cost	49,978		47,848
Impaired loan portfolio (CHF million)
Non-performing loans	271		215
Non-interest-earning loans	171		129
Total non-performing and non-interest-earning loans	442		344
Restructured loans	36		17
Potential problem loans	360		454
Total other impaired loans	396		471
Gross impaired loans	838		815
Financial institutions
Loans (CHF million)
Gross loans	25,256	23,473	25,373	23,674
of which held at amortized cost	18,000		17,714
Impaired loan portfolio (CHF million)
Non-performing loans	108		49
Non-interest-earning loans	62		65
Total non-performing and non-interest-earning loans	170		114
Restructured loans	0		0
Potential problem loans	58		58
Total other impaired loans	58		58
Gross impaired loans	228		172
Governments and public institutions
Loans (CHF million)
Gross loans	2,903	2,346	2,390	2,285
of which held at amortized cost	1,800		1,786
Impaired loan portfolio (CHF million)
Non-performing loans	0		0
Non-interest-earning loans	6		6
Total non-performing and non-interest-earning loans	6		6
Restructured loans	0		0
Potential problem loans	0		0
Total other impaired loans	0		0
Gross impaired loans	6		6

Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 day year	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Allowance for loan losses (CHF million)
Balance at beginning of period	908	910	974	910	1,017
Net movements recognized in statements of operations	24	27	3	51	15
Gross write-offs	(44)	(43)	(47)	(87)	(108)
Recoveries	12	19	15	31	23
Net write-offs	(32)	(24)	(32)	(56)	(85)
Provisions for interest	4	8	3	12	5
Foreign currency translation impact and other adjustments, net	24	(13)	(32)	11	(36)
Balance at end of period	928	908	916	928	916
Allowance for loan losses (CHF million)
Balance at end of period	928	908	916	928	916
of which individually evaluated for impairment	682	667	668	682	668
of which collectively evaluated for impairment	246	241	248	246	248
Gross loans held at amortized cost (CHF million)
Balance at end of period	219,648	213,787	201,787	219,648	201,787	213,663
of which individually evaluated for impairment	1,390	1,473	1,375	1,390	1,375
of which collectively evaluated for impairment	218,258	212,314	200,412	218,258	200,412
Loans held at amortized cost (CHF million)
Purchases	2,793	916	541	3,709	2,077
Reclassifications from loans held-for-sale	85	0	0	85	0
Reclassifications to loans held-for-sale	341	475	286	816	656
Sales	264	443	113	707	483
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days)	90
Period for appraisal of Property values, Minimum (in years)	1
Consumer
Allowance for loan losses (CHF million)
Balance at beginning of period	295	289	281	289	279
Net movements recognized in statements of operations	25	22	2	47	14
Gross write-offs	(22)	(26)	(17)	(48)	(41)
Recoveries	3	11	14	14	20
Net write-offs	(19)	(15)	(3)	(34)	(21)
Provisions for interest	2	3	1	5	2
Foreign currency translation impact and other adjustments, net	1	(4)	(12)	(3)	(5)
Balance at end of period	304	295	269	304	269
Allowance for loan losses (CHF million)
Balance at end of period	304	295	269	304	269
of which individually evaluated for impairment	239	230	198	239	198
of which collectively evaluated for impairment	65	65	71	65	71
Gross loans held at amortized cost (CHF million)
Balance at end of period	124,064	121,857	118,118	124,064	118,118	121,401
of which individually evaluated for impairment	558	553	538	558	538
of which collectively evaluated for impairment	123,506	121,304	117,580	123,506	117,580
Loans held at amortized cost (CHF million)
Purchases	348	0	0	348	0
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	0	0	0	0	0
Sales	0	0	0	0	0
Corporate and institutional
Allowance for loan losses (CHF million)
Balance at beginning of period	613	621	693	621	738
Net movements recognized in statements of operations	(1)	5	1	4	1
Gross write-offs	(22)	(17)	(30)	(39)	(67)
Recoveries	9	8	1	17	3
Net write-offs	(13)	(9)	(29)	(22)	(64)
Provisions for interest	2	5	2	7	3
Foreign currency translation impact and other adjustments, net	23	(9)	(20)	14	(31)
Balance at end of period	624	613	647	624	647
Allowance for loan losses (CHF million)
Balance at end of period	624	613	647	624	647
of which individually evaluated for impairment	443	437	470	443	470
of which collectively evaluated for impairment	181	176	177	181	177
Gross loans held at amortized cost (CHF million)
Balance at end of period	95,584	91,930	83,669	95,584	83,669	92,262
of which individually evaluated for impairment	832	920	837	832	837
of which collectively evaluated for impairment	94,752	91,010	82,832	94,752	82,832
Loans held at amortized cost (CHF million)
Purchases	2,445	916	541	3,361	2,077
Reclassifications from loans held-for-sale	85	0	0	85	0
Reclassifications to loans held-for-sale	341	475	286	816	656
Sales	264	443	113	707	483

Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	219,648	213,787	213,663	201,787
Value of collateral	191,713		184,726
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	217,101		211,416
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,547		2,247
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,540		1,298
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	196		204
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	235		158
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	576		587
AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,559		4,943
Value of collateral	3,826		3,938
AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,313		3,292
Value of collateral	2,256		1,751
A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19,673		15,969
Value of collateral	18,187		14,176
BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	125,170		122,236
Value of collateral	114,600		112,505
BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58,508		58,766
Value of collateral	48,318		48,100
B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,694		5,679
Value of collateral	3,461		3,171
CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	692		728
Value of collateral	112		119
CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109		103
Value of collateral	96		86
C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	364		437
Value of collateral	10		9
D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,566		1,510
Value of collateral	847		871
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	124,064	121,857	121,401	118,118
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	122,663		120,156
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,401		1,245
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	806		724
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	148		109
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	95		59
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	352		353
Consumer | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	410		168
Consumer | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	752		660
Consumer | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,273		9,285
Consumer | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	83,424		82,545
Consumer | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,948		26,348
Consumer | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,233		1,375
Consumer | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	71		76
Consumer | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	54		30
Consumer | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	314		316
Consumer | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	585		598
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	90,618		88,255
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	90,281		88,016
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	337		239
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	107		48
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58		12
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8		6
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	164		173
Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	380		166
Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	705		637
Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,686		8,837
Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57,485		55,222
Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19,545		22,368
Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	572		763
Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16		18
Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17		19
Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	212		225
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,281		26,461
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,031		26,254
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	250		207
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	216		180
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7		11
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12		3
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15		13
Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27		1
Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41		18
Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	515		397
Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,682		24,089
Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,814		1,793
Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	99		88
Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33		2
Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	70		73
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7,165		6,685
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,351		5,886
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	814		799
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	483		496
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	83		86
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	75		50
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	173		167
Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		1
Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6		5
Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	72		51
Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,257		3,234
Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,589		2,187
Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	562		524
Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55		58
Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4		9
Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	314		316
Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	303		300
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	95,584	91,930	92,262	83,669
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	94,438		91,260
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,146		1,002
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	734		574
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48		95
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	140		99
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	224		234
Corporate and institutional | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,149		4,775
Corporate and institutional | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,561		2,632
Corporate and institutional | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7,400		6,684
Corporate and institutional | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41,746		39,691
Corporate and institutional | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33,560		32,418
Corporate and institutional | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,461		4,304
Corporate and institutional | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	621		652
Corporate and institutional | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55		73
Corporate and institutional | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50		121
Corporate and institutional | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	981		912
Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,806		24,914
Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,686		24,840
Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	120		74
Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	80		41
Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4		3
Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9		1
Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27		29
Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	318		341
Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	253		204
Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,479		1,241
Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13,230		12,476
Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10,066		10,277
Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	393		312
Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		3
Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	64		60
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	49,978		47,848
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	49,249		47,085
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	729		763
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	399		454
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	43		90
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	116		50
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	171		169
Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	294		409
Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	259		242
Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,597		1,755
Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,458		21,182
Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,101		20,091
Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,313		3,128
Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	146		179
Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7		27
Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50		121
Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	753		714
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	18,000		17,714
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,733		17,550
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	267		164
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	225		78
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1		2
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15		48
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26		36
Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,414		3,906
Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,998		2,098
Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,993		3,333
Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,479		5,549
Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,256		1,890
Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	655		760
Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2		3
Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45		43
Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	158		132
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,800		1,786
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,770		1,785
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30		1
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30		1
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	123		119
Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51		88
Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	331		355
Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	579		484
Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	137		160
Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	100		104
Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	473		470
Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6		6

Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Gross impaired loans by category
Non-performing loans	921	993	758	880
Non-interest-earning loans	298	228	262	272
Total non-performing and non-interest-earning loans	1,219	1,221	1,020	1,152
Restructured loans	36	8	18	46
Potential problem loans	519	497	680	446
Total other impaired loans	555	505	698	492
Gross impaired loans	1,774	1,726	1,718	1,644
Consumer
Gross impaired loans by category
Non-performing loans	501		465
Non-interest-earning loans	54		55
Total non-performing and non-interest-earning loans	555		520
Restructured loans	0		1
Potential problem loans	80		144
Total other impaired loans	80		145
Gross impaired loans	635		665
Mortgages
Gross impaired loans by category
Non-performing loans	174		176
Non-interest-earning loans	15		14
Total non-performing and non-interest-earning loans	189		190
Restructured loans	0		1
Potential problem loans	65		73
Total other impaired loans	65		74
Gross impaired loans	254		264
Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	59		27
Non-interest-earning loans	11		13
Total non-performing and non-interest-earning loans	70		40
Restructured loans	0		0
Potential problem loans	0		46
Total other impaired loans	0		46
Gross impaired loans	70		86
Consumer finance
Gross impaired loans by category
Non-performing loans	268		262
Non-interest-earning loans	28		28
Total non-performing and non-interest-earning loans	296		290
Restructured loans	0		0
Potential problem loans	15		25
Total other impaired loans	15		25
Gross impaired loans	311		315
Corporate and institutional
Gross impaired loans by category
Non-performing loans	420		293
Non-interest-earning loans	244		207
Total non-performing and non-interest-earning loans	664		500
Restructured loans	36		17
Potential problem loans	439		536
Total other impaired loans	475		553
Gross impaired loans	1,139		1,053
Real estate.
Gross impaired loans by category
Non-performing loans	41		29
Non-interest-earning loans	5		7
Total non-performing and non-interest-earning loans	46		36
Restructured loans	0		0
Potential problem loans	21		24
Total other impaired loans	21		24
Gross impaired loans	67		60
Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	271		215
Non-interest-earning loans	171		129
Total non-performing and non-interest-earning loans	442		344
Restructured loans	36		17
Potential problem loans	360		454
Total other impaired loans	396		471
Gross impaired loans	838		815
Financial institutions
Gross impaired loans by category
Non-performing loans	108		49
Non-interest-earning loans	62		65
Total non-performing and non-interest-earning loans	170		114
Restructured loans	0		0
Potential problem loans	58		58
Total other impaired loans	58		58
Gross impaired loans	228		172
Governments and public institutions
Gross impaired loans by category
Non-performing loans	0		0
Non-interest-earning loans	6		6
Total non-performing and non-interest-earning loans	6		6
Restructured loans	0		0
Potential problem loans	0		0
Total other impaired loans	0		0
Gross impaired loans	6		6

Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Gross impaired loans.
Gross impaired loan details
Recorded investment	1,774			1,774		1,718
Unpaid principal balance	1,699			1,699		1,654
Associated specific allowance	682			682		650
Average recorded investment	1,838	1,756	1,679	1,824	1,787
Interest income recognized	5	4	6	9	9
Interest income recognized on a cash basis	4	3	5	7	7
Gross impaired loans. | Consumer
Gross impaired loan details
Recorded investment	635			635		665
Unpaid principal balance	605			605		637
Associated specific allowance	239			239		222
Average recorded investment	644	654	592	660	638
Interest income recognized	2	2	1	4	2
Interest income recognized on a cash basis	1	2	0	3	0
Gross impaired loans. | Corporate and institutional
Gross impaired loan details
Recorded investment	1,139			1,139		1,053
Unpaid principal balance	1,094			1,094		1,017
Associated specific allowance	443			443		428
Average recorded investment	1,194	1,102	1,087	1,164	1,149
Interest income recognized	3	2	5	5	7
Interest income recognized on a cash basis	3	1	5	4	7
Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	1,390			1,390		1,547
Unpaid principal balance	1,318			1,318		1,483
Associated specific allowance	682			682		650
Average recorded investment	1,416	1,543	1,411	1,471	1,460
Interest income recognized	3	4	3	7	6
Interest income recognized on a cash basis	2	3	2	5	4
Gross impaired loans with a specific allowance | Consumer
Gross impaired loan details
Recorded investment	558			558		605
Unpaid principal balance	528			528		577
Associated specific allowance	239			239		222
Average recorded investment	559	572	540	572	568
Interest income recognized	2	2	1	4	2
Interest income recognized on a cash basis	1	2	0	3	0
Gross impaired loans with a specific allowance | Mortgages
Gross impaired loan details
Recorded investment	216			216		217
Unpaid principal balance	205			205		206
Associated specific allowance	41			41		41
Average recorded investment	218	214	237	219	240
Interest income recognized	1	0	0	1	1
Interest income recognized on a cash basis	1	0	0	1	0
Gross impaired loans with a specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	69			69		85
Unpaid principal balance	65			65		83
Associated specific allowance	57			57		50
Average recorded investment	68	69	39	68	43
Interest income recognized	1	0	0	1	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans with a specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	273			273		303
Unpaid principal balance	258			258		288
Associated specific allowance	141			141		131
Average recorded investment	273	289	264	285	285
Interest income recognized	0	2	1	2	1
Interest income recognized on a cash basis	0	2	0	2	0
Gross impaired loans with a specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	832			832		942
Unpaid principal balance	790			790		906
Associated specific allowance	443			443		428
Average recorded investment	857	971	871	899	892
Interest income recognized	1	2	2	3	4
Interest income recognized on a cash basis	1	1	2	2	4
Gross impaired loans with a specific allowance | Real estate.
Gross impaired loan details
Recorded investment	53			53		46
Unpaid principal balance	46			46		38
Associated specific allowance	19			19		20
Average recorded investment	53	58	59	54	60
Interest income recognized	0	0	1	0	1
Interest income recognized on a cash basis	0	0	1	0	1
Gross impaired loans with a specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	555			555		734
Unpaid principal balance	523			523		709
Associated specific allowance	326			326		318
Average recorded investment	575	701	655	624	659
Interest income recognized	0	2	1	2	3
Interest income recognized on a cash basis	0	1	1	1	3
Gross impaired loans with a specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	218			218		156
Unpaid principal balance	216			216		154
Associated specific allowance	92			92		84
Average recorded investment	223	206	151	215	167
Interest income recognized	1	0	0	1	0
Interest income recognized on a cash basis	1	0	0	1	0
Gross impaired loans with a specific allowance | Governments and public institutions
Gross impaired loan details
Recorded investment	6			6		6
Unpaid principal balance	5			5		5
Associated specific allowance	6			6		6
Average recorded investment	6	6	6	6	6
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	384			384		171
Unpaid principal balance	381			381		171
Average recorded investment	422	213	268	353	327
Interest income recognized	2	0	3	2	3
Interest income recognized on a cash basis	2	0	3	2	3
Gross impaired loans without specific allowance | Consumer
Gross impaired loan details
Recorded investment	77			77		60
Unpaid principal balance	77			77		60
Average recorded investment	85	82	52	88	70
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans without specific allowance | Mortgages
Gross impaired loan details
Recorded investment	38			38		46
Unpaid principal balance	38			38		46
Average recorded investment	47	51	38	51	53
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans without specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	1			1		1
Unpaid principal balance	1			1		1
Average recorded investment	1	1	1	1	1
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans without specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	38			38		13
Unpaid principal balance	38			38		13
Average recorded investment	37	30	13	36	16
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0
Gross impaired loans without specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	307			307		111
Unpaid principal balance	304			304		111
Average recorded investment	337	131	216	265	257
Interest income recognized	2	0	3	2	3
Interest income recognized on a cash basis	2	0	3	2	3
Gross impaired loans without specific allowance | Real estate.
Gross impaired loan details
Recorded investment	14			14		15
Unpaid principal balance	14			14		15
Average recorded investment	19	16	57	18	61
Interest income recognized	0	0	3	0	3
Interest income recognized on a cash basis	0	0	3	0	3
Gross impaired loans without specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	283			283		80
Unpaid principal balance	280			280		80
Average recorded investment	307	103	155	236	192
Interest income recognized	2	0	0	2	0
Interest income recognized on a cash basis	2	0	0	2	0
Gross impaired loans without specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	10			10		16
Unpaid principal balance	10			10		16
Average recorded investment	11	12	4	11	4
Interest income recognized	0	0	0	0	0
Interest income recognized on a cash basis	0	0	0	0	0

Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Other assets (CHF million)
Cash collateral on derivative instruments	13,221	12,317	15,809	13,739
Cash collateral on non-derivative transactions	2,920	2,454	2,083	1,841
Derivative instruments used for hedging	3,435	3,239	3,706	2,178
Assets held-for-sale	20,741	20,634	21,205	25,362
of which loans	20,115	20,147	20,457	23,816
of which real estate	619	459	732	1,528
Assets held for separate accounts	14,410	14,707	14,407	14,712
Interest and fees receivable	6,029	5,389	6,090	5,748
Deferred tax assets	8,825	8,609	8,939	7,754
Prepaid expenses	706	680	601	718
Failed purchases	2,861	1,338	1,513	1,245
Other	4,365	4,342	3,943	3,488
Other assets	77,513	73,709	78,296	76,785
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,978	10,948	11,934	14,562
Cash collateral on non-derivative transactions	1,564	996	1,002	52
Derivative instruments used for hedging	1,682	2,181	1,998	982
Provisions	1,078	1,104	1,113	1,177
of which off-balance sheet risk	66	65	65	488
Liabilities held for separate accounts	14,410	14,707	14,407	14,712
Interest and fees payable	7,565	6,576	7,142	7,588
Current tax liabilities	817	747	767	783
Deferred tax liabilities	200	318	429	354
Failed sales	5,895	6,258	6,888	6,963
Other	16,070	16,094	17,537	14,400
Other liabilities	62,259	59,929	63,217	61,573

Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Long-term debt (CHF million)
Senior	120,627	122,792	123,632	122,668
Subordinated	20,351	19,762	24,165	23,307
Non-recourse liabilities from consolidated VIEs	13,860	13,077	14,858	18,184
Long-term debt	154,838	155,631	162,655	164,159
of which reported at fair value	66,952	66,347	70,366	76,844

Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Mar. 31, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2011 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2011 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Cumulative translation adjustments	Mar. 31, 2012 Cumulative translation adjustments	Jun. 30, 2011 Cumulative translation adjustments	Jun. 30, 2012 Cumulative translation adjustments	Jun. 30, 2011 Cumulative translation adjustments	Jun. 30, 2012 Unrealized gains/(losses) on securities	Mar. 31, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2011 Unrealized gains/(losses) on securities	Jun. 30, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2011 Unrealized gains/(losses) on securities	Jun. 30, 2012 Actuarial gains/(losses)	Mar. 31, 2012 Actuarial gains/(losses)	Jun. 30, 2011 Actuarial gains/(losses)	Jun. 30, 2012 Actuarial gains/(losses)	Jun. 30, 2011 Actuarial gains/(losses)	Jun. 30, 2012 Net prior service credit/ (cost)	Mar. 31, 2012 Net prior service credit/ (cost)	Jun. 30, 2011 Net prior service credit/ (cost)	Jun. 30, 2012 Net prior service credit/ (cost)	Jun. 30, 2011 Net prior service credit/ (cost)	Jun. 30, 2012 Accumulated other comprehensive income	Mar. 31, 2012 Accumulated other comprehensive income	Jun. 30, 2011 Accumulated other comprehensive income	Jun. 30, 2012 Accumulated other comprehensive income	Jun. 30, 2011 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(14,912)	(15,823)	(15,134)	(16,949)	(52)	(66)	(50)	(66)	(33)	(12,716)	(11,778)	(11,899)	(11,778)	(11,470)	283	99	77	99	117	(3,678)	(3,751)	(3,109)	(3,751)	(3,136)	340	362	(30)	362	(33)	(15,823)	(15,134)	(15,011)	(15,134)	(14,555)
Increase/(decrease)					1	(1)	2	0	4	930	(939)	(1,961)	(9)	(2,395)	(37)	185	15	148	(14)	4	31	0	35	0	0	0	0	0	0	898	(724)	(1,944)	174	(2,405)
Increase/(decrease) due to equity method investments					(5)	15	1	10	(4)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(5)	15	1	10	(4)
Reclassification adjustments, included in net income					0	0	(13)	0	(27)	0	1	2	1	7	(10)	(1)	(13)	(11)	(24)	42	42	26	84	53	(14)	(22)	3	(36)	6	18	20	5	38	15
Balance	(14,912)	(15,823)	(15,134)	(16,949)	(56)	(52)	(60)	(56)	(60)	(11,786)	(12,716)	(13,858)	(11,786)	(13,858)	236	283	79	236	79	(3,632)	(3,678)	(3,083)	(3,632)	(3,083)	326	340	(27)	326	(27)	(14,912)	(15,823)	(16,949)	(14,912)	(16,949)

Tax (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	1,131	198	1,640	1,329	3,606
Current and deferred taxes (CHF)
Deferred income tax expense				(106)	483
Income tax expense	311	(16)	271	295	736
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense	311	(16)	271	295	736
Accumulated undistributed earnings from foreign subsidiaries	8,700			8,700
Effective tax rate
Effective tax rate (as a percent)	27.50%	(8.10%)	16.50%	22.20%	20.40%
Net deferred tax assets (CHF million)
Temporary differences	5,284	5,221		5,284
Net deferred tax assets change - Net operating losses	153
Net deferred tax assets change - Temporary differences	63

Tax (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Tax effect of temporary differences (CHF)
Net operating loss carry-forwards	3,541	3,388
Net deferred tax assets	8,625	8,291
Net deferred tax assets change	334
Net deferred tax (increase)/decrease related to foreign exchange (gains)/losses	(365)
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	16

Tax (Details 3) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Effective tax rate
Effective tax rate (as a percent)	27.50%	(8.10%)	16.50%	22.20%	20.40%
Net deferred tax assets (CHF million)
Deferred tax assets	8,825	8,609	7,754	8,825	7,754	8,939
Net operating loss carry-forwards	3,541	3,388		3,541
Temporary differences	5,284	5,221		5,284
Deferred tax liabilities	200	318	354	200	354	429
Deferred Tax Assets (Liabilities), Net	8,625	8,291		8,625
Increase (Decrease) Deferred Tax Assets	216
Net deferred tax assets change - Net operating losses	153
Net deferred tax assets change - Temporary differences	63
Increase (Decrease) Deferred Tax Liabilities	118
Net deferred tax assets change	334
Net deferred tax (increase)/decrease related to foreign exchange (gains)/losses	(365)
Release of contingency reserves for uncertain tax positions	16
Accumulated undistributed earnings from foreign subsidiaries	8,700			8,700
Reasonably possible decrease in unrecognized tax benefits, low end of range	0			0
Reasonably possible decrease in unrecognized tax benefits, high end of range	16			16

Employee deferred compensation (Details) (CHF) In Millions, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	561	1,180	845	1,741	1,834
Total shares delivered (million)
Total shares delivered (in shares)	29.7
2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(19)	534	0	515	0
Adjustable Performance Plan awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	98	108	318	206	688
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	45	41	47	86	148
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	12	49	20	61	73
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	71	90	93	161	205
Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	211	206	223	417	423
Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	96	103	0	199	0
Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	32	30	98	62	215
Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	15	19	46	34	82

Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2012
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	2,110
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.3
Adjustable Performance Plan awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	314
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	80
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	93
Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,112
Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	335
Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	136
Incentive Share Unit (ISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	40

Employee deferred compensation (Details 3)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Share awards
Number of share awards
Balance at beginning of period (in shares)	70,100,000	48,100,000
Granted (in shares)	900,000	23,300,000
Settled (in shares)	(12,200,000)	(12,500,000)
Forfeited (in shares)	(400,000)	(500,000)
Balance at end of period (in shares)	58,400,000	58,400,000
of which vested (in shares)	3,000,000	3,000,000
of which unvested (in shares)	55,400,000	55,400,000
Performance share awards
Number of share awards
Balance at beginning of period (in shares)	23,700,000
Granted (in shares)	0	23,700,000
Settled (in shares)	0	0
Forfeited (in shares)	0	0
Balance at end of period (in shares)	23,700,000	23,700,000
of which vested (in shares)	100,000	100,000
of which unvested (in shares)	23,600,000	23,600,000
Scaled Incentive Share Unit (SISU)
Number of share awards
Balance at beginning of period (in shares)	14,700,000	14,700,000
Granted (in shares)	0	0
Settled (in shares)	(4,900,000)	(4,900,000)
Forfeited (in shares)	(100,000)	(100,000)
Balance at end of period (in shares)	9,700,000	9,700,000
of which vested (in shares)	1,200,000	1,200,000
of which unvested (in shares)	8,500,000	8,500,000
Incentive Share Unit (ISU)
Share-based compensation disclosures
Number of Group shares at settlement for each Incentive Share Unit (in shares)	0.986
Number of share awards
Balance at beginning of period (in shares)	13,300,000	13,300,000
Granted (in shares)	0	0
Settled (in shares)	(8,800,000)	(8,800,000)
Forfeited (in shares)	(300,000)	(300,000)
Balance at end of period (in shares)	4,200,000	4,200,000
of which vested (in shares)	400,000	400,000
of which unvested (in shares)	3,800,000	3,800,000

Employee deferred compensation (Details 4) (CHF)	Jun. 30, 2012
Adjustable Performance Plan awards
Other compensation benefits
Conversion price	16.29
PAF-extended
Other compensation benefits
Percentage of employees electing to exchange their existing awards for new awards	41.00%

Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Total pension costs (CHF million)
Service costs on benefit obligation	95	95	89	190	177
Interest costs on benefit obligation	128	128	136	256	274
Expected return on plan assets	(196)	(194)	(206)	(390)	(415)
Amortization of recognized prior service cost/(credit)	(13)	(14)	3	(27)	7
Amortization of recognized actuarial losses/(gains)	58	57	36	115	73
Net periodic pension costs	72	72	58	144	116
Curtailment losses/(gains)	(4)	(15)	0	(19)	1
Special termination benefits	0	6	0	6	0
Total pension costs	68	63	58	131	117
Contributions previously expected to be made by the company by the end of the current fiscal year				639
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				404

Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair value of derivative instruments
Notional amount	52,632.1	49,996.7
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge (in months)	14
Trading | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	52,549.4	49,908.1
Positive replacement value (PRV)	890.9	925.2
Negative replacement value (NRV)	899.7	933.8
Trading | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	44,521.3	42,366.9
Positive replacement value (PRV)	727.6	728.8
Negative replacement value (NRV)	719	720.8
Trading | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,036.9	7,210.5
Positive replacement value (PRV)	4.1	4.5
Negative replacement value (NRV)	3.6	4.2
Trading | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	28,725.8	28,754.5
Positive replacement value (PRV)	656.3	658
Negative replacement value (NRV)	647.4	650
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,250.2	2,902.5
Positive replacement value (PRV)	66.7	65.9
Negative replacement value (NRV)	67.6	66.3
Trading | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	3,128	2,537.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1,380.4	962.3
Positive replacement value (PRV)	0.5	0.4
Negative replacement value (NRV)	0.4	0.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,771.5	4,224
Positive replacement value (PRV)	64.7	76.1
Negative replacement value (NRV)	82.1	94.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,371.2	2,133
Positive replacement value (PRV)	21.5	29.7
Negative replacement value (NRV)	22	30.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,332.8	1,230
Positive replacement value (PRV)	31.9	34.1
Negative replacement value (NRV)	48.5	51.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,040.7	831.7
Positive replacement value (PRV)	11.2	12.3
Negative replacement value (NRV)	11.5	12.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	22.3	25.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	4.5	3.7
Positive replacement value (PRV)	0.1	0
Negative replacement value (NRV)	0.1	0
Trading | Not designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	57	51.1
Positive replacement value (PRV)	2.3	2.3
Negative replacement value (NRV)	2.4	2.4
Trading | Not designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	19.1	16.3
Positive replacement value (PRV)	1	1.4
Negative replacement value (NRV)	1.1	1.4
Trading | Not designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	37.6	34.7
Positive replacement value (PRV)	1.3	0.9
Negative replacement value (NRV)	1.3	1
Trading | Not designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.3	0.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	918.6	880.8
Positive replacement value (PRV)	36.9	39.4
Negative replacement value (NRV)	40	41.8
Trading | Not designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	4.9	4.1
Positive replacement value (PRV)	0.8	0.9
Negative replacement value (NRV)	0.1	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	223.3	211.4
Positive replacement value (PRV)	5.6	5.8
Negative replacement value (NRV)	6.2	5.7
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	239.4	241.5
Positive replacement value (PRV)	13.2	14.5
Negative replacement value (NRV)	13.8	14.9
Trading | Not designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	72.2	57.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	378.8	366
Positive replacement value (PRV)	17.3	18.2
Negative replacement value (NRV)	19.9	21.2
Trading | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,952.2	2,042.7
Positive replacement value (PRV)	47.6	63.3
Negative replacement value (NRV)	45.3	60
Trading | Not designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	328.8	342.6
Positive replacement value (PRV)	11.8	15.3
Negative replacement value (NRV)	10.9	14.1
Trading | Not designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	3.3	8.7
Positive replacement value (PRV)	0.4	0.9
Negative replacement value (NRV)	0.4	0.8
Trading | Not designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	55.7	63.6
Positive replacement value (PRV)	6.8	8.3
Negative replacement value (NRV)	6	7.8
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	29.7	29.9
Positive replacement value (PRV)	1.7	2.2
Negative replacement value (NRV)	1.7	1.7
Trading | Not designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	177.8	177.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	62.3	63.3
Positive replacement value (PRV)	2.9	3.9
Negative replacement value (NRV)	2.8	3.8
Hedging | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	82.7	88.6
Positive replacement value (PRV)	3.7	3.9
Negative replacement value (NRV)	1.9	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	61.7	71.2
Positive replacement value (PRV)	3.6	3.8
Negative replacement value (NRV)	1.9	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	61.7	71.2
Positive replacement value (PRV)	3.6	3.8
Negative replacement value (NRV)	1.9	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	21	17.4
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	21	17.4
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0

Derivatives and hedging activities (Details 2) (CHF) In Billions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Replacement values (trading and hedging) before netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	894.6	929.1
Negative replacement value (NRV)	901.6	936.1
Counterparty netting
Fair value of derivative instruments
Positive replacement value (PRV)	(811.6)	(836.4)
Negative replacement value (NRV)	(811.6)	(836.4)
Cash collateral netting
Fair value of derivative instruments
Positive replacement value (PRV)	(37.6)	(36.5)
Negative replacement value (NRV)	(39.8)	(37.6)
Replacement values (trading and hedging) after netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	45.4	56.2
Negative replacement value (NRV)	50.2	62.1
Replacement values after netting agreements, of which recorded in trading assets (PRV) and trading liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	42	52.5
Negative replacement value (NRV)	48.5	60.1
Replacement values after netting agreements, of which recorded in other assets (PRV) and other liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	3.4	3.7
Negative replacement value (NRV)	1.7	2

Derivatives and hedging activities (Details 3) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	373	50	257	423	(15)
Gains/(losses) recognized in income on hedged items	(388)	(62)	(282)	(450)	(12)
Net gains/(losses) on the ineffective portion	(15)	(12)	(25)	(27)	(27)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	385	51	248	436	(13)
Gains/(losses) recognized in income on hedged items	(398)	(64)	(273)	(462)	(14)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(12)	(1)	9	(13)	(2)
Gains/(losses) recognized in income on hedged items	10	2	(9)	12	2
Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(4)	14	3	10	0
Gains/(losses) reclassified from AOCI into income	0	0	14	0	31
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(9)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	1	(1)	0	0	0
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(5)	15	3	10	0
Gains/(losses) reclassified from AOCI into income	0	0	14	0	31
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(467)	266	955	(201)	1,000
Gains/(losses) reclassified from AOCI into income	0	77	1	77	(2)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(467)	266	955	(201)	1,000
Gains/(losses) reclassified from AOCI into income	0	77	1	77	(2)

Derivatives and hedging activities (Details 4) (CHF) In Billions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Contingent credit risk
Current net exposure	19.4	19.7
Collateral posted	17.5	16.6
Additional collateral required in a one-notch downgrade event	1.6	1.8
Additional collateral required in a two-notch downgrade event	3.6	3.9
Bilateral counterparties
Contingent credit risk
Current net exposure	17.1	17
Collateral posted	16	14.8
Additional collateral required in a one-notch downgrade event	0.1	0.2
Additional collateral required in a two-notch downgrade event	0.4	0.4
Special purpose entities
Contingent credit risk
Current net exposure	1.6	2
Collateral posted	1.5	1.8
Additional collateral required in a one-notch downgrade event	1.5	1.6
Additional collateral required in a two-notch downgrade event	2.7	3
Accelerated terminations
Contingent credit risk
Current net exposure	0.7	0.7
Additional collateral required in a one-notch downgrade event	0	0
Additional collateral required in a two-notch downgrade event	0.5	0.5

Derivatives and hedging activities (Details 5) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Credit protection sold/purchased
Credit protection sold	(940.5)	(991.4)
Credit protection purchased	877.6	929
Net credit protection (sold)/purchased	(62.9)	(62.4)
Other protection purchased	108.8	95.8
Fair value of credit protection sold	(24.7)	(41.5)
Total credit derivatives	1,952.2	2,042.7
Total return swaps
Credit protection sold/purchased
Credit protection sold	(3.8)	(4.8)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(180)	(192.8)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(545.7)	(596.9)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(214.8)	(201.7)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(142.6)	(153.2)
Credit protection purchased	140.4	150.1
Net credit protection (sold)/purchased	(2.2)	(3.1)
Other protection purchased	10.8	11.7
Fair value of credit protection sold	(5)	(9.6)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(797.9)	(838.2)
Credit protection purchased	737.2	778.9
Net credit protection (sold)/purchased	(60.7)	(59.3)
Other protection purchased	98	84.1
Fair value of credit protection sold	(19.7)	(31.9)
Investment grade
Credit protection sold/purchased
Credit protection sold	(720.1)	(730.4)
Credit protection purchased	672.7	685.5
Net credit protection (sold)/purchased	(47.4)	(44.9)
Other protection purchased	82.1	70.1
Fair value of credit protection sold	(14.6)	(24.5)
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(220.4)	(261)
Credit protection purchased	204.9	243.5
Net credit protection (sold)/purchased	(15.5)	(17.5)
Other protection purchased	26.7	25.7
Fair value of credit protection sold	(10.1)	(17)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(661.1)	(641.3)
Credit protection purchased	624.1	611.8
Net credit protection (sold)/purchased	(37)	(29.5)
Other protection purchased	88.7	72.3
Fair value of credit protection sold	(13.9)	(24.3)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(142.8)	(134.1)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(407.9)	(394.5)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(110.4)	(112.7)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(126.1)	(134.8)
Credit protection purchased	124.2	132.6
Net credit protection (sold)/purchased	(1.9)	(2.2)
Other protection purchased	10.3	10.8
Fair value of credit protection sold	(4.3)	(8.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(535)	(506.5)
Credit protection purchased	499.9	479.2
Net credit protection (sold)/purchased	(35.1)	(27.3)
Other protection purchased	78.4	61.5
Fair value of credit protection sold	(9.6)	(16.2)
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(465.5)	(452.2)
Credit protection purchased	441.7	432.4
Net credit protection (sold)/purchased	(23.8)	(19.8)
Other protection purchased	66.6	55.6
Fair value of credit protection sold	(7.8)	(9)
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(195.6)	(189.1)
Credit protection purchased	182.4	179.4
Net credit protection (sold)/purchased	(13.2)	(9.7)
Other protection purchased	22.1	16.7
Fair value of credit protection sold	(6.1)	(15.3)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(279.4)	(350.1)
Credit protection purchased	253.5	317.2
Net credit protection (sold)/purchased	(25.9)	(32.9)
Other protection purchased	20.1	23.5
Fair value of credit protection sold	(10.8)	(17.2)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(37.2)	(58.7)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(137.8)	(202.4)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(104.4)	(89)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(16.5)	(18.4)
Credit protection purchased	16.2	17.5
Net credit protection (sold)/purchased	(0.3)	(0.9)
Other protection purchased	0.5	0.9
Fair value of credit protection sold	(0.7)	(1.5)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(262.9)	(331.7)
Credit protection purchased	237.3	299.7
Net credit protection (sold)/purchased	(25.6)	(32)
Other protection purchased	19.6	22.6
Fair value of credit protection sold	(10.1)	(15.7)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(254.6)	(278.2)
Credit protection purchased	231	253.1
Net credit protection (sold)/purchased	(23.6)	(25.1)
Other protection purchased	15.5	14.5
Fair value of credit protection sold	(6.8)	(15.5)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(24.8)	(71.9)
Credit protection purchased	22.5	64.1
Net credit protection (sold)/purchased	(2.3)	(7.8)
Other protection purchased	4.6	9
Fair value of credit protection sold	(4)	(1.7)

Derivatives and hedging activities (Details 6) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivatives and hedging activities
Credit protection sold	940.5	991.4
Credit protection purchased	877.6	929
Other protection purchased	108.8	95.8
Other instruments	25.3	26.5
Total credit derivatives	1,952.2	2,042.7

Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Guarantees
Maturity less than 1 year	47,878	55,441
Maturity greater than 1 year	30,380	33,584
Total gross amount	78,258	89,025
Total net amount	76,943	87,344
Carrying value	1,794	3,777
Collateral received	22,581	23,109
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,187	3,273
Maturity greater than 1 year	13,875	4,075
Total gross amount	17,062	7,348
Total net amount	16,638	6,613
Carrying value	134	50
Collateral received	2,243	2,455
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,097	5,598
Maturity greater than 1 year	4,650	4,706
Total gross amount	9,747	10,304
Total net amount	8,881	9,394
Carrying value	69	73
Collateral received	3,344	3,381
Securities lending indemnifications
Guarantees
Maturity less than 1 year	14,027	15,005
Maturity greater than 1 year	0	0
Total gross amount	14,027	15,005
Total net amount	14,027	15,005
Carrying value	0	0
Collateral received	14,027	15,005
Derivatives
Guarantees
Maturity less than 1 year	21,171	27,593
Maturity greater than 1 year	10,707	23,800
Total gross amount	31,878	51,393
Total net amount	31,878	51,393
Carrying value	1,588	3,650
Other guarantees
Guarantees
Maturity less than 1 year	4,396	3,972
Maturity greater than 1 year	1,148	1,003
Total gross amount	5,544	4,975
Total net amount	5,519	4,939
Carrying value	3	4
Collateral received	2,967	2,268

Guarantees and commitments (Details 2) In Billions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 CHF	Jun. 30, 2012 CHF	Jun. 30, 2012 USD ($)
Guarantees and commitments
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		6
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	0.7	0.7
2011 Partner Asset Facility transactions
Number of layers of the hedge			3
Number of years of transaction as per contract terms			4
Number of years of transaction as per contract terms, including possible contract extension			9
Approximate total notional amount of hedge of counterparty credit risk and credit spread			12
Notional amount of hedge of counterparty credit risk and credit spread - first layer			0.5
Notional amount of hedge of counterparty credit risk and credit spread - second layer			0.8
Notional amount of hedge of counterparty credit risk and credit spread - third layer			$ 11

Guarantees and Commitments (Details 3) (USD $)	3 Months Ended			6 Months Ended		102 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Guarantees
Residential mortgage loans sold						$ 160,300,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,249,000,000	743,000,000		743,000,000
New claims	281,000,000	554,000,000		835,000,000
Claims settled through repurchases	(5,000,000)	(3,000,000)		(8,000,000)
Other settlements	(9,000,000)	(4,000,000)		(13,000,000)
Total claims settled	(14,000,000)	(7,000,000)		(21,000,000)
Claims rescinded	(2,000,000)	(29,000,000)		(31,000,000)
Transfers to/from arbitration and litigation, net	(144,000,000)	(12,000,000)		(156,000,000)
Balance at end of period	1,370,000,000	1,249,000,000		1,370,000,000		1,370,000,000
Repurchase price at the time of settlement	(6,000,000)	(3,000,000)		(9,000,000)
Other settlements, settlement value	(7,000,000)	(3,000,000)		(10,000,000)
Provisions for outstanding repurchase claims
Balance at beginning of period	49,000,000	59,000,000		59,000,000
Increase/(decrease) in provisions, net	20,000,000	(4,000,000)		16,000,000
Realized losses	(13,000,000)	(6,000,000)	0	(19,000,000)	(3,000,000)
Balance at end of period	56,000,000	49,000,000		56,000,000		56,000,000
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold						8,200,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	50,000,000	68,000,000		68,000,000
New claims	25,000,000	11,000,000		36,000,000
Claims settled through repurchases	(2,000,000)	(1,000,000)		(3,000,000)
Other settlements	(2,000,000)	(2,000,000)		(4,000,000)
Total claims settled	(4,000,000)	(3,000,000)		(7,000,000)
Claims rescinded	0	(26,000,000)		(26,000,000)
Transfers to/from arbitration and litigation, net	0	0		0
Balance at end of period	71,000,000	50,000,000		71,000,000		71,000,000
Private investors, primarily banks
Guarantees
Residential mortgage loans sold						22,400,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	437,000,000	432,000,000		432,000,000
New claims	14,000,000	8,000,000		22,000,000
Claims settled through repurchases	0	0		0
Other settlements	(1,000,000)	0		(1,000,000)
Total claims settled	(1,000,000)	0		(1,000,000)
Claims rescinded	(2,000,000)	(3,000,000)		(5,000,000)
Transfers to/from arbitration and litigation, net	0	0		0
Balance at end of period	448,000,000	437,000,000		448,000,000		448,000,000
Non-agency securitizations
Guarantees
Residential mortgage loans sold						129,700,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	29,600,000,000			29,600,000,000		29,600,000,000
Borrower payments on mortgage loans sold						83,700,000,000
Loan defaults on mortgage loans sold						16,400,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	762,000,000	243,000,000		243,000,000
New claims	242,000,000	535,000,000		777,000,000
Claims settled through repurchases	(3,000,000)	(2,000,000)		(5,000,000)
Other settlements	(6,000,000)	(2,000,000)		(8,000,000)
Total claims settled	(9,000,000)	(4,000,000)		(13,000,000)
Claims rescinded	0	0		0
Transfers to/from arbitration and litigation, net	(144,000,000)	(12,000,000)		(156,000,000)
Balance at end of period	$ 851,000,000	$ 762,000,000		$ 851,000,000		$ 851,000,000

Guarantees and commitments (Details 5) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012 CHF	Dec. 31, 2011 CHF	Sep. 01, 2007 Hedging-Griffo Investimentos S.A.	Jun. 30, 2012 Hedging-Griffo Investimentos S.A. Banco Credit Suisse (Brasil) S.A. BRL	Jun. 30, 2012 Hedging-Griffo Investimentos S.A. Banco Credit Suisse (Brasil) S.A. CHF	Jun. 30, 2012 Irrevocable commitments under documentary credits CHF	Dec. 31, 2011 Irrevocable commitments under documentary credits CHF	Jun. 30, 2012 Loan commitments CHF	Dec. 31, 2011 Loan commitments CHF	Jun. 30, 2012 Forward reverse repurchase agreements CHF	Dec. 31, 2011 Forward reverse repurchase agreements CHF	Jun. 30, 2012 Other commitments CHF	Dec. 31, 2011 Other commitments CHF
Other commitments.
Maturity less than 1 year	209,458	193,687				4,536	5,644	155,309	157,701	47,775	28,885	1,838	1,457
Maturity greater than 1 year	66,985	65,053				37	43	65,141	62,859	0	0	1,807	2,151
Total gross amount	276,443	258,740				4,573	5,687	220,450	220,560	47,775	28,885	3,645	3,608
Total net amount	271,232	253,043				4,366	5,207	215,446	215,343	47,775	28,885	3,645	3,608
Collateral received	196,757	175,568				1,621	2,372	147,108	144,278	47,775	28,885	253	33
Unused revocable credit limits								134,826	138,051
Paid for the interests acquired				1,248	584
Percentage of interests acquired by the Group			50.00%
Number of shares acquired in addition to percentage of interest acquired			1

Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Transfers of financial assets disclosures
Net gain/(loss)			23	0
Proceeds from transfer of assets			3,718	0
Cash received on interests that continue to be held			35	34
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	35,027	35,487	35,027
Total assets of SPE	49,655	52,536	49,655
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	572	57
Weighted-average life, in years	9.1	7.2
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	932	342	932
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	7.5	4.1
Impact on fair value from 10% adverse change in cash flow discount rate	(47.3)	(30.5)	(47.3)
Impact on fair value from 20% adverse change in cash flow discount rate	(65.4)	(36.2)	(65.4)
Impact on fair value from 10% adverse change in expected credit losses	(39.9)	(29.8)	(39.9)
Impact on fair value from 20% adverse change in expected credit losses	(51)	(34.8)	(51)
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.90%	2.90%
Expected credit losses (rate per annum), in % (as a percent)	0.80%	1.20%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	1.50%	2.30%
Expected credit losses rate (rate per annum), in % (as a percent)	1.10%	1.90%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	10.70%	10.60%
Expected credit losses (rate per annum), in % (as a percent)	9.00%	9.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	47.20%	50.10%
Expected credit losses rate (rate per annum), in % (as a percent)	46.50%	49.00%
CMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	609	664	609
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(609)	(664)	(609)
CMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	114	133	114
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	461	42
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	111	15
RMBS
Transfers of financial assets disclosures
Net gain/(loss)			(2)	36
Proceeds from transfer of assets			8,483	19,542
Purchases of previously transferred financial assets or their underlying collateral			(11)	0
Servicing fees			1	2
Cash received on interests that continue to be held			246	220
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	79,484	91,242	79,484
Total assets of SPE	82,654	95,297	82,654
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1,154	5,095
Weighted-average life, in years	1.4	5.4
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	2,346	2,960	2,346
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	5.3	5.3
Impact on fair value from 10% adverse change in prepayment speed	(35.3)	(44.2)	(35.3)
Impact on fair value from 20% adverse change in prepayment speed	(69.3)	(86.6)	(69.3)
Impact on fair value from 10% adverse change in cash flow discount rate	(76.6)	(94.4)	(76.6)
Impact on fair value from 20% adverse change in cash flow discount rate	(116.8)	(151.9)	(116.8)
Impact on fair value from 10% adverse change in expected credit losses	(68.6)	(83.6)	(68.6)
Impact on fair value from 20% adverse change in expected credit losses	(101.4)	(131.5)	(101.4)
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	13.00%	9.00%
Cash flow discount rate (rate per annum), in % (as a percent)	0.40%	0.50%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	0.00%	0.10%
Cash flow discount rate per annum, in % (as a percent)	0.40%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)	2.50%	0.90%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	31.50%	34.90%
Cash flow discount rate (rate per annum), in % (as a percent)	13.70%	71.20%
Expected credit losses (rate per annum), in % (as a percent)	12.70%	71.00%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	44.90%	30.00%
Cash flow discount rate per annum, in % (as a percent)	50.90%	49.10%
Expected credit losses rate (rate per annum), in % (as a percent)	49.40%	48.90%
RMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	12	12	12
RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(12)	(12)	(12)
RMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	649	688	649
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1,116	4,695
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	39	399
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)			71	11
Proceeds from transfer of assets			279	591
Purchases of previously transferred financial assets or their underlying collateral			(161)	(185)
Servicing fees			0	1
Cash received on interests that continue to be held			582	378
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	34,984	35,233	34,984
Total assets of SPE	34,987	35,307	34,987
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,106	1,754	1,106
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	3.4	2.5
Impact on fair value from 10% adverse change in cash flow discount rate	(1.2)	(8.2)	(1.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(2.3)	(15.9)	(2.3)
Impact on fair value from 10% adverse change in expected credit losses	(1.1)	(6.8)	(1.1)
Impact on fair value from 20% adverse change in expected credit losses	(2.1)	(13.2)	(2.1)
Other asset-backed financing activities | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	0.80%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	2.60%	5.40%
Other asset-backed financing activities | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	27.60%	58.70%
Expected credit losses rate (rate per annum), in % (as a percent)	25.90%	31.80%
Other asset-backed financing activities | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,531	1,851	1,531
Other asset-backed financing activities | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,359	1,475	1,359
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(2,890)	(3,326)	(2,890)
Other asset-backed financing activities | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,091	1,513	1,091

Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2011
Transfers of financial assets and variable interest entities
Average maturity of CP (in days)	25	18
Average maturity of conduit's assets (in years)	2.6	2.5
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,324	1,396	1,310	1,491
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	118	19	73	0
Trading assets, consolidated VIEs	6,053	6,399	5,738	7,479
Investment securities, consolidated VIEs	34	41	36	45
Other investments, consolidated VIEs	2,327	2,346	2,181	2,043
Net loans, consolidated VIEs	6,611	5,940	5,373	4,036
Premises and equipment, consolidated VIEs	609	646	616	91
Other assets, consolidated VIEs	11,946	13,002	11,963	16,764
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	175	221	100	433
Trading liabilities, consolidated VIEs	1,256	1,286	1,295	165
Short-term borrowings, consolidated VIEs	7,095	6,141	5,888	4,126
Long-term debt, consolidated VIEs	13,860	14,858	13,077	18,184
Other liabilities, consolidated VIEs	681	746	870	820
Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,324	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	118	19
Trading assets, consolidated VIEs	6,053	6,399
Investment securities, consolidated VIEs	34	41
Other investments, consolidated VIEs	2,327	2,346
Net loans, consolidated VIEs	6,611	5,940
Premises and equipment, consolidated VIEs	609	646
Loans held-for-sale, consolidated VIEs	10,184	11,174
Other assets, consolidated VIEs	1,762	1,828
Total assets of consolidated VIEs	29,022	29,789
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	175	221
Trading liabilities, consolidated VIEs	1,256	1,286
Short-term borrowings, consolidated VIEs	7,095	6,141
Long-term debt, consolidated VIEs	13,860	14,858
Other liabilities, consolidated VIEs	681	746
Total liabilities of consolidated VIEs	23,067	23,252
Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,047	1,202
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,206	1,207
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	7,520	7,231
Other assets, consolidated VIEs	44	43
Total assets of consolidated VIEs	9,817	9,683
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	23	30
Short-term borrowings, consolidated VIEs	318	0
Long-term debt, consolidated VIEs	9,433	9,383
Other liabilities, consolidated VIEs	55	69
Total liabilities of consolidated VIEs	9,829	9,482
Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	24	24
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	118	19
Trading assets, consolidated VIEs	561	728
Investment securities, consolidated VIEs	34	41
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	5,397	4,720
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	1,015	751
Total assets of consolidated VIEs	7,149	6,283
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	6,737	6,141
Long-term debt, consolidated VIEs	21	24
Other liabilities, consolidated VIEs	0	2
Total liabilities of consolidated VIEs	6,758	6,167
Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	18	18
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	821	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	2,661	3,941
Other assets, consolidated VIEs	0	0
Total assets of consolidated VIEs	3,500	3,959
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	3,595	4,483
Other liabilities, consolidated VIEs	1	0
Total liabilities of consolidated VIEs	3,596	4,483
Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	161	43
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	2,497	2,681
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	5	30
Total assets of consolidated VIEs	2,663	2,754
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	40	0
Long-term debt, consolidated VIEs	310	276
Other liabilities, consolidated VIEs	3	24
Total liabilities of consolidated VIEs	353	300
Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	70	102
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	526	554
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	1,811	1,863
Net loans, consolidated VIEs	56	62
Premises and equipment, consolidated VIEs	532	564
Loans held-for-sale, consolidated VIEs	3	2
Other assets, consolidated VIEs	482	741
Total assets of consolidated VIEs	3,480	3,888
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	3	3
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	41	227
Other liabilities, consolidated VIEs	151	158
Total liabilities of consolidated VIEs	195	388
Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	22	25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,245	1,211
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	516	483
Net loans, consolidated VIEs	337	1,158
Premises and equipment, consolidated VIEs	77	82
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	216	263
Total assets of consolidated VIEs	2,413	3,222
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	175	221
Trading liabilities, consolidated VIEs	1,230	1,253
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	460	465
Other liabilities, consolidated VIEs	471	493
Total liabilities of consolidated VIEs	2,336	2,432
Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	7,828	10,301
Net loans, non-consolidated VIEs	7,835	9,749
Other assets, non-consolidated VIEs	76	423
Total variable interest assets, non-consolidated VIEs	15,739	20,473
Maximum exposure to loss (CHF million)
Maximum exposure to loss	26,888	23,178
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	227,352	224,134
Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	133	126
Net loans, non-consolidated VIEs	9	0
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	142	126
Maximum exposure to loss (CHF million)
Maximum exposure to loss	155	153
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	9,096	7,093
Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	3,392	5,497
Net loans, non-consolidated VIEs	119	123
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	3,511	5,620
Maximum exposure to loss (CHF million)
Maximum exposure to loss	12,997	7,056
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	113,118	113,845
Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	1,202	1,449
Net loans, non-consolidated VIEs	2,063	1,627
Other assets, non-consolidated VIEs	71	32
Total variable interest assets, non-consolidated VIEs	3,336	3,108
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,838	3,505
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	63,088	58,815
Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	664	834
Net loans, non-consolidated VIEs	4,125	4,742
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	4,789	5,576
Maximum exposure to loss (CHF million)
Maximum exposure to loss	5,247	6,051
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	24,417	23,633
Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	2,437	2,395
Net loans, non-consolidated VIEs	1,519	3,257
Other assets, non-consolidated VIEs	5	391
Total variable interest assets, non-consolidated VIEs	3,961	6,043
Maximum exposure to loss (CHF million)
Maximum exposure to loss	4,651	6,413
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	17,633	20,748

Financial instruments (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2012
Financial instruments
Loss from change in reference rate	(30)

Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Assets (CHF million)
Cash and Due from Banks	475	782
Interest-bearing deposits with banks	624	579	405	336
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	119,318	158,673	117,340
Securities received as collateral	30,191	33,761	30,191	32,057
Trading assets	284,058	300,597	279,553	302,626
Investment securities	5,324	5,602	5,158	5,404
Other investments	9,710	9,340	9,751	11,147
Loans	20,515	18,868	20,694	19,191
Other intangible assets (mortgage servicing rights)	63	61	70	50
Other assets	37,002	35,233	35,765	37,887
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	29,787		26,052
Trading assets	177,934		155,329
Investment securities	4,036		3,658
Other investments	244		424
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	5,247		5,451
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	217,248		190,914
Less other investments - equity at fair value attributable to noncontrolling interests	(189)		(295)
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	217,059		190,619
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	244		424
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	70		94
Trading assets	99,561		82,241
Investment securities	3,722		3,649
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	72,102		61,507
Investment securities	3,233		3,302
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	3		340
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	26,732		19,331
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,717		25,958
Trading assets	59,797		57,398
Investment securities	314		9
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	10,026		6,455
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,914		2,017
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1		1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	7,317		3,929
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Other.
Assets (CHF million)
Trading assets	8,550		9,235
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	475
Interest-bearing deposits with banks	624		405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	147,535		157,469
Securities received as collateral	404		3,946
Trading assets	935,782		974,596
Investment securities	1,196		1,398
Other investments	308		282
Loans	14,115		13,852
Loans - of which commercial and industrial	7,856		7,591
Loans - of which financial institutions	5,162		5,480
Other intangible assets (mortgage servicing rights)	0		0
Other assets	25,329		23,050
Other assets - of which loans held-for-sale	13,029		12,104
Total assets at fair value	1,125,768		1,174,998
Less other investments - equity at fair value attributable to noncontrolling interests	(102)		(99)
Less assets consolidated under ASU 2009-17	(9,099)		(9,304)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	1,116,567		1,165,595
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	220		232
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	143		154
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	88		50
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	46		40
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	391		3,895
Trading assets	52,670		52,766
Investment securities	1,113		1,315
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	8,864		8,123
Investment securities	0		0
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	382		3,835
Trading assets	25,431		27,622
Investment securities	659		748
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	8,340		5,848
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,730		4,556
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	5,080		6,570
Investment securities	454		566
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	13		51
Trading assets	8,603		9,039
Investment securities	83		83
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	872,337		909,156
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	723,498		724,203
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	63,700		75,091
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	27,293		32,734
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	45,537		61,120
Level 2 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,172		3,635
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,186		1,204
Securities received as collateral	0		193
Trading assets	19,277		22,278
Investment securities	92		102
Other investments	9,158		9,045
Loans	6,400		6,842
Loans - of which commercial and industrial	3,978		4,559
Loans - of which financial institutions	2,093		2,179
Other intangible assets (mortgage servicing rights)	63		70
Other assets	6,635		7,469
Other assets - of which loans held-for-sale	6,052		6,901
Total assets at fair value	42,811		47,203
Less other investments - equity at fair value attributable to noncontrolling interests	(3,899)		(3,944)
Less assets consolidated under ASU 2009-17	(3,499)		(4,003)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	35,413		39,256
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,443		4,306
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,143		3,136
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	274		266
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	178		172
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,519		2,504
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,519		2,504
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,922		1,969
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		112
Trading assets	7,935		10,028
Investment securities	91		102
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	51		358
Investment securities	19		18
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		112
Trading assets	4,125		5,076
Investment securities	39		43
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	1,253		1,786
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,364		1,517
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	654		727
Investment securities	33		41
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		81
Trading assets	429		467
Investment securities	1		0
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	8,586		9,587
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	2,195		2,547
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1,045		1,040
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,247		2,732
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	2,091		2,171
Level 3 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,327		2,196
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	(848,935)		(872,650)
Investment securities	0		0
Other investments	0		0
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	(209)		(205)
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	(849,144)		(872,855)
Less other investments - equity at fair value attributable to noncontrolling interests	0		0
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(849,144)		(872,855)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(848,935)		(872,650)
Netting impact | Recurring basis | Other.
Assets (CHF million)
Trading assets	0		0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	475
Interest-bearing deposits with banks	624		405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721		158,673
Securities received as collateral	30,191		30,191
Trading assets	284,058		279,553
Investment securities	5,324		5,158
Other investments	9,710		9,751
Loans	20,515		20,694
Loans - of which commercial and industrial	11,834		12,150
Loans - of which financial institutions	7,255		7,659
Other intangible assets (mortgage servicing rights)	63		70
Other assets	37,002		35,765
Other assets - of which loans held-for-sale	19,081		19,005
Total assets at fair value	536,683		540,260
Less other investments - equity at fair value attributable to noncontrolling interests	(4,190)		(4,338)
Less assets consolidated under ASU 2009-17	(12,598)		(13,307)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	519,895		522,615
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,443		4,306
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,143		3,136
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	494		498
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	321		326
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,851		2,978
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,565		2,544
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,922		1,969
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	461		4,101
Trading assets	160,166		145,035
Investment securities	4,926		5,066
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	81,017		69,988
Investment securities	3,252		3,320
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	382		3,947
Trading assets	29,559		33,038
Investment securities	698		791
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	36,325		26,965
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	6,094		6,073
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	5,734		7,297
Investment securities	487		607
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,730		26,090
Trading assets	68,829		66,904
Investment securities	398		92
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	42,014		52,548
Total - at fair value | Recurring basis | Other.
Assets (CHF million)
Trading assets	13,049		15,066

Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Liabilities (CHF million)
Due to banks	3,324	3,301	2,721	3,477
Customer deposits	4,825	4,355	4,599	3,675
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	143,714	123,483	136,483	109,282
Obligation to return securities received as collateral	30,191	33,761	30,191	32,057
Trading liabilities	115,782	114,500	127,760	120,452
Short-term borrowings	4,456	3,870	3,547	4,046
Long-term debt	66,952	66,347	70,366	76,844
Other liabilities	29,818	30,722	31,092	29,677
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	29,787		26,052
Trading liabilities	67,185		64,088
Short-term borrowings	0		0
Long-term debt	108		122
Other liabilities	0		0
Total liabilities	97,080		90,262
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	108		122
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	70		94
Trading liabilities	35,086		38,681
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	34,937		38,622
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		6
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,717		25,958
Trading liabilities	21,619		19,124
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	10,480		6,283
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,888		1,941
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1		1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	7,749		3,809
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0		0
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	3,324		2,721
Customer deposits	4,825		4,599
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	143,714		136,483
Obligation to return securities received as collateral	404		3,946
Trading liabilities	893,531		930,013
Short-term borrowings	4,378		3,311
Long-term debt	55,167		57,529
Other liabilities	26,518		27,536
Total liabilities	1,131,861		1,166,138
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	12,108		14,228
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	21,097		19,692
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	10,156		10,564
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,222		3,821
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	391		3,895
Trading liabilities	10,095		9,301
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1,928		829
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	382		3,835
Trading liabilities	7,396		7,591
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	13		51
Trading liabilities	391		461
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	883,045		920,251
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	715,686		717,248
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	79,852		91,846
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	31,376		37,018
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	44,049		58,497
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		193
Trading liabilities	6,131		7,343
Short-term borrowings	78		236
Long-term debt	11,677		12,715
Other liabilities	3,558		3,891
Total liabilities	21,444		24,378
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	7,167		7,576
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,821		3,585
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,671		1,909
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		112
Trading liabilities	16		21
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	10		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		112
Trading liabilities	6		13
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		81
Trading liabilities	27		7
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	6,088		7,315
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,334		1,588
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	2,205		2,836
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	889		1,022
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,256		1,520
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(851,065)		(873,684)
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	(258)		(335)
Total liabilities	(851,323)		(874,019)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(851,065)		(873,684)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	3,324		2,721
Customer deposits	4,825		4,599
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	143,714		136,483
Obligation to return securities received as collateral	30,191		30,191
Trading liabilities	115,782		127,760
Short-term borrowings	4,456		3,547
Long-term debt	66,952		70,366
Other liabilities	29,818		31,092
Total liabilities	399,062		406,759
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	12,108		14,228
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	28,264		27,268
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	13,085		14,271
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	4,893		5,730
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	461		4,101
Trading liabilities	45,197		48,003
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	36,875		39,451
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	382		3,947
Trading liabilities	7,402		7,610
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,730		26,090
Trading liabilities	22,037		19,592
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	48,548		60,165

Financial instruments (Details 4) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended																																				6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2012 Recurring basis Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2011 Recurring basis Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Recurring basis Securities received as collateral	Jun. 30, 2012 Recurring basis Trading assets	Jun. 30, 2011 Recurring basis Trading assets	Jun. 30, 2012 Recurring basis Trading assets Debt securities	Jun. 30, 2011 Recurring basis Trading assets Debt securities	Jun. 30, 2012 Recurring basis Trading assets Debt securities Corporate debt securities	Jun. 30, 2011 Recurring basis Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Recurring basis Trading assets Debt securities RMBS	Jun. 30, 2011 Recurring basis Trading assets Debt securities RMBS	Jun. 30, 2012 Recurring basis Trading assets Debt securities CMBS	Jun. 30, 2011 Recurring basis Trading assets Debt securities CMBS	Jun. 30, 2012 Recurring basis Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2011 Recurring basis Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Recurring basis Trading assets Equity securities	Jun. 30, 2011 Recurring basis Trading assets Equity securities	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments	Jun. 30, 2011 Recurring basis Trading assets Derivative instruments	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2011 Recurring basis Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Equity/index-related derivatives	Jun. 30, 2011 Recurring basis Trading assets Derivative instruments Equity/index-related derivatives	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Credit derivatives	Jun. 30, 2011 Recurring basis Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Recurring basis Trading assets Other.	Jun. 30, 2011 Recurring basis Trading assets Other.	Jun. 30, 2012 Recurring basis Investment securities	Jun. 30, 2011 Recurring basis Investment securities	Jun. 30, 2012 Recurring basis Other investments	Jun. 30, 2011 Recurring basis Other investments	Jun. 30, 2012 Recurring basis Other investments Private Equity	Jun. 30, 2012 Recurring basis Other investments Hedge funds	Jun. 30, 2012 Recurring basis Other investments Other equity investments	Jun. 30, 2012 Recurring basis Other investments Other equity investments - of which private	Jun. 30, 2012 Recurring basis Other investments Life finance instruments	Jun. 30, 2011 Recurring basis Other investments Life finance instruments	Jun. 30, 2012 Recurring basis Other investments Equity securities	Jun. 30, 2011 Recurring basis Other investments Equity securities	Jun. 30, 2012 Recurring basis Loans	Jun. 30, 2011 Recurring basis Loans	Jun. 30, 2012 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2011 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2012 Recurring basis Loans - of which financial institutions	Jun. 30, 2011 Recurring basis Loans - of which financial institutions	Jun. 30, 2012 Recurring basis Other intangible assets.	Jun. 30, 2011 Recurring basis Other intangible assets.	Jun. 30, 2012 Recurring basis Other assets	Jun. 30, 2011 Recurring basis Other assets	Jun. 30, 2012 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2011 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2012 Recurring basis Other assets - of which loans held-for-sale RMBS	Jun. 30, 2012 Recurring basis Assets.	Jun. 30, 2011 Recurring basis Assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			1,204	1,197	193	22,278	22,372	10,028	11,013	5,076	3,803	1,786	3,264	1,517	1,861	727	1,135	467	622	9,587	8,719	2,547	2,072	2,732	2,300	2,171	2,725	2,196	2,018	102	79	9,045	11,435	4,443	274	2,519	2,519	1,969	1,844	7,076	9,591	6,842	6,258	4,559	3,558	2,179	2,195	70	66	7,469	9,253	6,901	8,932		47,203	50,660
Transfers in, assets	2,311	3,982	0	0	0	2,578	3,048	1,269	1,450	479	378	517	792	111	68	136	175	287	204	912	1,288	55	60	396	109	455	845	110	106	0	2	4	23					0	0	4	23	220	915	114	912	76	3	0	0	1,180	2,965	1,155	2,963		3,982	6,953
Transfers out, assets	(1,862)	(4,692)	0	(9)	(195)	(2,759)	(3,106)	(1,477)	(1,512)	(665)	(205)	(545)	(769)	(154)	(159)	(44)	(343)	(39)	(355)	(1,128)	(1,040)	(247)	(122)	(459)	(153)	(328)	(717)	(115)	(199)	0	0	(48)	(66)					0	0	(48)	(66)	(97)	(935)	(97)	(564)	0	(127)	0	0	(1,593)	(4,591)	(1,592)	(4,588)		(4,692)	(8,707)
Purchases, assets			0	0	0	4,775	7,387	3,338	5,291	2,268	2,180	477	2,187	206	324	300	305	198	523	0	0	0	0	0	0	0	0	1,239	1,573	0	50	490	699					70	59	420	640	327	1,050	92	170	227	876	2	0	1,513	3,185	1,465	2,991		7,107	12,371
Sales, assets			0	0	0	(6,884)	(7,901)	(5,310)	(6,237)	(3,323)	(1,853)	(999)	(2,830)	(142)	(601)	(485)	(616)	(446)	(425)	0	0	0	0	0	0	0	0	(1,128)	(1,239)	(7)	(11)	(783)	(1,966)					(154)	(90)	(629)	(1,876)	(712)	(454)	(353)	(269)	(345)	(80)	0	0	(1,744)	(2,874)	(1,662)	(2,861)		(10,130)	(13,206)
Issuances, assets			0	56	0	701	319	0	0	0	0	0	0	0	0	0	0	0	0	701	319	152	112	259	110	145	21	0	0	0	0	0	0					0	0	0	0	1,779	1,163	1,095	975	496	189	0	0	101	1,186	101	1,185		2,581	2,724
Settlements, assets			0	(46)	0	(1,656)	(841)	0	0	0	0	0	0	0	0	0	0	0	0	(1,656)	(805)	(369)	(241)	(616)	(13)	(385)	(382)	0	(36)	0	(4)	0	0					0	0	0	0	(1,803)	(1,748)	(1,459)	(1,192)	(329)	(370)	0	0	(664)	(839)	(665)	(833)		(4,123)	(3,478)
Gain (loss) on transfers in/out included in trading revenues, assets			0	0	0	115	95	28	98	35	46	(11)	35	(5)	4	1	12	16	40	73	(51)	11	(9)	57	24	0	(65)	(2)	8	0	0	0	0					0	0	0	0	5	21	5	5	0	(1)	0	0	54	89	53	89		174	205
Gain (loss) on all other activity included in trading revenues, assets			(25)	(9)	0	47	968	34	442	232	33	26	215	(170)	64	17	134	(52)	32	55	475	34	(171)	(129)	171	22	222	10	19	0	0	26	91					25	56	1	35	(186)	190	12	96	(221)	42	0	0	318	374	286	349	170	180	1,614
Gain (loss) on transfers in/out included in other revenues, assets			0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0					0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0
Gain (loss) on all other activity included in other revenues, assets			0	0	0	0	39	0	1	0	1	0	0	0	0	0	0	0	38	0	0	0	0	0	0	0	0	0	0	0	0	381	927					0	0	381	927	0	0	0	0	0	0	(9)	(10)	0	(1)	0	0		372	955
Foreign currency translation impact, assets			7	(123)	2	82	(2,334)	25	(1,164)	23	(547)	2	(297)	1	(121)	2	(103)	(2)	(65)	42	(877)	12	(187)	7	(255)	11	(259)	17	(228)	(3)	(8)	43	(1,066)					12	(190)	31	(876)	25	(657)	10	(342)	10	(280)	0	(6)	1	(1,000)	10	(952)		157	(5,194)
Balance at end of period, assets			1,186	1,066	0	19,277	20,046	7,935	9,382	4,125	3,836	1,253	2,597	1,364	1,440	654	699	429	614	8,586	8,028	2,195	1,514	2,247	2,293	2,091	2,390	2,327	2,022	92	108	9,158	10,077	4,443	274	2,519	2,519	1,922	1,679	7,236	8,398	6,400	5,803	3,978	3,349	2,093	2,447	63	50	6,635	7,747	6,052	7,275		42,811	44,897

Financial instruments (Details 5) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		507
Transfers in, liabilities		0
Transfers out, liabilities		(263)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		(204)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(4)
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		(36)
Balance at end of period, liabilities		0
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	193
Transfers in, liabilities	0
Transfers out, liabilities	(195)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	2
Balance at end of period, liabilities	0
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,343	9,200
Transfers in, liabilities	704	836
Transfers out, liabilities	(980)	(844)
Purchases, liabilities	36	134
Sales, liabilities	(271)	(192)
Issuances, liabilities	465	453
Settlements, liabilities	(1,282)	(1,070)
Gain (loss) on transfers in/out included in trading revenues, liabilities	41	(29)
Gain (loss) on all other activity included in trading revenues, liabilities	47	950
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	28	(946)
Balance at end of period, liabilities	6,131	8,492
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,588	1,341
Transfers in, liabilities	79	26
Transfers out, liabilities	(377)	(10)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	63	11
Settlements, liabilities	(66)	(102)
Gain (loss) on transfers in/out included in trading revenues, liabilities	23	(11)
Gain (loss) on all other activity included in trading revenues, liabilities	13	(146)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	11	(118)
Balance at end of period, liabilities	1,334	991
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,836	2,941
Transfers in, liabilities	1	59
Transfers out, liabilities	(167)	(33)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	3
Settlements, liabilities	(496)	(324)
Gain (loss) on transfers in/out included in trading revenues, liabilities	20	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	1	640
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	10	(320)
Balance at end of period, liabilities	2,205	2,965
Trading Liabilities | Equity/index-related derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,022	2,940
Transfers in, liabilities	62	94
Transfers out, liabilities	(109)	(232)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	236	185
Settlements, liabilities	(191)	(190)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(32)	26
Gain (loss) on all other activity included in trading revenues, liabilities	(99)	252
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	0	(319)
Balance at end of period, liabilities	889	2,756
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,520	1,256
Transfers in, liabilities	520	623
Transfers out, liabilities	(313)	(507)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	69	123
Settlements, liabilities	(459)	(276)
Gain (loss) on transfers in/out included in trading revenues, liabilities	30	(43)
Gain (loss) on all other activity included in trading revenues, liabilities	(113)	203
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	2	(129)
Balance at end of period, liabilities	1,256	1,250
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	236	123
Transfers in, liabilities	4	43
Transfers out, liabilities	(60)	(18)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	129	226
Settlements, liabilities	(233)	(137)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(6)	1
Gain (loss) on all other activity included in trading revenues, liabilities	9	5
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(1)	(20)
Balance at end of period, liabilities	78	223
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,715	16,797
Transfers in, liabilities	1,493	3,535
Transfers out, liabilities	(1,654)	(5,630)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,438	4,005
Settlements, liabilities	(2,852)	(4,963)
Gain (loss) on transfers in/out included in trading revenues, liabilities	116	54
Gain (loss) on all other activity included in trading revenues, liabilities	351	546
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	70	(1,712)
Balance at end of period, liabilities	11,677	12,632
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,576	9,488
Transfers in, liabilities	657	804
Transfers out, liabilities	(852)	(1,121)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,039	1,759
Settlements, liabilities	(1,517)	(2,282)
Gain (loss) on transfers in/out included in trading revenues, liabilities	59	(9)
Gain (loss) on all other activity included in trading revenues, liabilities	152	337
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	53	(982)
Balance at end of period, liabilities	7,167	7,994
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,585	6,825
Transfers in, liabilities	744	2,577
Transfers out, liabilities	(716)	(4,398)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	173	2,043
Settlements, liabilities	(1,171)	(2,441)
Gain (loss) on transfers in/out included in trading revenues, liabilities	53	57
Gain (loss) on all other activity included in trading revenues, liabilities	147	224
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	6	(683)
Balance at end of period, liabilities	2,821	4,204
Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,891	3,734
Transfers in, liabilities	131	507
Transfers out, liabilities	(46)	(155)
Purchases, liabilities	273	157
Sales, liabilities	(668)	(225)
Issuances, liabilities	1	1
Settlements, liabilities	(219)	(211)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	(30)
Gain (loss) on all other activity included in trading revenues, liabilities	80	163
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	115	129
Foreign currency translation impact, liabilities	7	(365)
Balance at end of period, liabilities	3,558	3,705
Other liabilities: | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,909	1,849
Transfers in, liabilities	72	499
Transfers out, liabilities	(19)	(131)
Purchases, liabilities	266	124
Sales, liabilities	(661)	(207)
Issuances, liabilities	0	0
Settlements, liabilities	(46)	(9)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(5)
Gain (loss) on all other activity included in trading revenues, liabilities	144	159
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	6	(194)
Balance at end of period, liabilities	1,671	2,085
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	24,378	30,361
Transfers in, liabilities	2,332	4,921
Transfers out, liabilities	(2,935)	(6,910)
Purchases, liabilities	309	291
Sales, liabilities	(939)	(417)
Issuances, liabilities	2,033	4,685
Settlements, liabilities	(4,586)	(6,585)
Gain (loss) on transfers in/out included in trading revenues, liabilities	144	(8)
Gain (loss) on all other activity included in trading revenues, liabilities	487	1,664
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	115	129
Foreign currency translation impact, liabilities	106	(3,079)
Balance at end of period, liabilities	21,444	25,052

Financial instruments (Details 6) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Recurring basis
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	22,825	20,299
Transfers in, net assets/liabilities	1,650	2,032
Transfers out, net assets/liabilities	(1,757)	(1,797)
Purchases, net assets/liabilities	6,798	12,080
Sales, net assets/liabilities	(9,191)	(12,789)
Issuances, net assets/liabilities	548	(1,961)
Settlements, net assets/liabilities	463	3,107
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	30	213
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(307)	(50)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	257	826
Foreign currency translation impact, net assets/liabilities	51	(2,115)
Balance at beginning of period, net assets/liabilities	21,367	19,845

Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(20)	989
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		431	(1,338)
Transfers into level 3 assets	2,311	3,982
Transfers out of level 3 assets	(1,862)	(4,692)
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(277)	163
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		113	(2,139)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		257	826
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		318	801

Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Total - at fair value
Assets and liabilities recorded at fair value
Loans	0.6	0.7
Level 3
Assets and liabilities recorded at fair value
Loans	0.6	0.7

Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Financial instruments (CHF million)
Cash and Due from Banks	475	782
Interest-bearing deposits with banks	2,328	2,570	2,272	1,940
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,864	192,068	236,963	200,091
Loans	239,164	231,696	233,413	220,030
Other assets	77,513	73,709	78,296	76,785
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(189,266)	(167,457)	(176,559)	(142,245)
Short-term borrowings	(19,184)	(16,331)	(26,116)	(20,373)
Long-term debt	(154,838)	(155,631)	(162,655)	(164,159)
Other liabilities	(62,259)	(59,929)	(63,217)	(61,573)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	895		807
Financial instruments (CHF million)
Interest-bearing deposits with banks	624		405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721		158,673
Loans	20,515		20,694
Other assets	21,941		20,511
Due to banks and customer deposits	(729)		(610)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,714)		(136,483)
Short-term borrowings	(4,456)		(3,547)
Long-term debt	(66,952)		(70,366)
Other liabilities	(4,892)		(5,730)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,712		3,277
Financial instruments (CHF million)
Interest-bearing deposits with banks	613		404
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,075		157,889
Loans	20,776		21,382
Other assets	30,081		30,778
Due to banks and customer deposits	(703)		(620)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,617)		(136,396)
Short-term borrowings	(4,524)		(3,681)
Long-term debt	(71,254)		(79,475)
Other liabilities	(7,476)		(8,210)
Difference
Loans (CHF million)
Non-interest-earning loans	(2,817)		(2,470)
Financial instruments (CHF million)
Interest-bearing deposits with banks	11		1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	646		784
Loans	(261)		(688)
Other assets	(8,140)		(10,267)
Due to banks and customer deposits	(26)		10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(97)		(87)
Short-term borrowings	68		134
Long-term debt	4,302		9,109
Other liabilities	2,584		2,480

Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	(12)
Net gains/(losses) of which related to credit risk - on assets	(13)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	628	713
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	10	(5)
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	26	88
Net gains/(losses) of which related to credit risk - on assets	10	(2)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	1	1,012
Net gains/(losses) of which related to credit risk - on assets	259	134
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	1,223	2,110
Net gains/(losses) of which related to credit risk - on assets	268	269
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	4	(12)
Net gains/(losses) of which related to credit risk - on liabilities	16	8
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	30	(81)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(131)	(141)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(3,005)	(4,223)
Net gains/(losses) of which related to credit risk - on liabilities	(1,298)	(301)
Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	265	(738)
Net gains/(losses) of which related to credit risk - on liabilities	294	(260)
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	(785)	(255)

Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,981	4,818
Redeemable	4,276	5,278
Total fair value	9,257	10,096
Unfunded commitments	1,506	1,677
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	2,214	2,248
Redeemable attributable to non-controlling interest	79	91
Unfunded commitments attributable to non-controlling interest	473	540
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	77	85
Redeemable	3,853	4,847
Total fair value	3,930	4,932
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	44	45
Redeemable	49	61
Total fair value	93	106
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	33	40
Redeemable	3,893	4,864
Total fair value	3,926	4,904
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	54.00%	46.00%
Percentage of investment subject to monthly redemption	13.00%	17.00%
Percentage of investment subject to quarterly redemption	17.00%	19.00%
Percentage of investment subject to annual redemption	16.00%	18.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(89)	(78)
Total fair value	(89)	(78)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,904	4,733
Redeemable	423	431
Total fair value	5,327	5,164
Unfunded commitments	1,506	1,677
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	71	67
Redeemable	423	431
Total fair value	494	498
Unfunded commitments	265	274
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	13.00%	10.00%
Percentage of investment subject to quarterly redemption	69.00%	72.00%
Percentage of investment subject to annual redemption	17.00%	17.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,443	4,306
Redeemable	0	0
Total fair value	4,443	4,306
Unfunded commitments	1,241	1,403
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	390	360
Redeemable	0	0
Total fair value	390	360
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	63	58
Redeemable	258	268
Total fair value	321	326
Unfunded commitments	210	219
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	96	9
Redeemable	0	0
Total fair value	96	9
Unfunded commitments	18	18
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4	4
Redeemable	45	50
Total fair value	49	54
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,143	3,136
Redeemable	0	0
Total fair value	3,143	3,136
Unfunded commitments	830	954
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	374	338
Redeemable	0	0
Total fair value	374	338
Unfunded commitments	156	200
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4	5
Redeemable	120	113
Total fair value	124	118
Unfunded commitments	55	55
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	830	823
Redeemable	0	0
Total fair value	830	823
Unfunded commitments	237	231

Financial instruments (Details 12) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Financial assets (CHF million)
Securities received as collateral	30,191	33,761	30,191	32,057
Trading assets	284,058	300,597	279,553	302,626
Investment securities	5,326	5,604	5,160	5,550
Loans	239,164	231,696	233,413	220,030
Financial liabilities (CHF million)
Obligation to return securities received as collateral	30,191	33,761	30,191	32,057
Trading liabilities	115,782	114,500	127,760	120,452
Short-term borrowings	19,184	16,331	26,116	20,373
Long-term debt	154,838	155,631	162,655	164,159
Carrying Value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,864		236,963
Securities received as collateral	30,191		30,191
Trading assets	275,361		270,315
Investment securities	5,326		5,160
Loans	235,281		229,657
Other financial assets	226,672		232,452
Financial liabilities (CHF million)
Due to banks and deposits	354,008		353,548
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266		176,559
Obligation to return securities received as collateral	30,191		30,191
Trading liabilities	115,782		127,760
Short-term borrowings	19,184		26,116
Long-term debt	154,838		162,655
Other financial liabilities	132,388		127,936
Total - at fair value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,863		236,963
Securities received as collateral	30,191		30,191
Trading assets	275,361		270,315
Investment securities	5,326		5,160
Loans	240,130		233,922
Other financial assets	226,697		232,491
Financial liabilities (CHF million)
Due to banks and deposits	353,948		353,467
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,268		176,559
Obligation to return securities received as collateral	30,191		30,191
Trading liabilities	115,782		127,760
Short-term borrowings	19,187		26,117
Long-term debt	154,175		159,538
Other financial liabilities	132,193		127,936

Financial instruments (Details 13) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	47
Transfers out of level 1 to level 2	96
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	99
Transfers out of level 1 to level 2	202
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	4,374
Transfers out of level 1 to level 2	16
Trading assets.
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	4,520
Transfers out of level 1 to level 2	314

Financial instruments (Details 14) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	26
Transfers out of level 1 to level 2	32
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	43
Transfers out of level 1 to level 2	20
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	5,116
Transfers out of level 1 to level 2	66
Trading Liabilities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	5,185
Transfers out of level 1 to level 2	118

Financial instruments (Details 15) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2010 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Option model Minimum	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Option model Maximum	Jun. 30, 2012 Securities received as collateral	Dec. 31, 2011 Securities received as collateral	Jun. 30, 2012 Trading assets	Dec. 31, 2011 Trading assets	Jun. 30, 2011 Trading assets	Dec. 31, 2010 Trading assets	Jun. 30, 2012 Trading assets Debt securities	Dec. 31, 2011 Trading assets Debt securities	Jun. 30, 2011 Trading assets Debt securities	Dec. 31, 2010 Trading assets Debt securities	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Trading assets Debt securities Corporate debt securities	Jun. 30, 2011 Trading assets Debt securities Corporate debt securities	Dec. 31, 2010 Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Option model Minimum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Option model Maximum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Price Minimum	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities Price Maximum	Jun. 30, 2012 Trading assets Debt securities RMBS	Dec. 31, 2011 Trading assets Debt securities RMBS	Jun. 30, 2011 Trading assets Debt securities RMBS	Dec. 31, 2010 Trading assets Debt securities RMBS	Jun. 30, 2012 Trading assets Debt securities RMBS Price Minimum	Jun. 30, 2012 Trading assets Debt securities RMBS Price Maximum	Jun. 30, 2012 Trading assets Debt securities CMBS	Dec. 31, 2011 Trading assets Debt securities CMBS	Jun. 30, 2011 Trading assets Debt securities CMBS	Dec. 31, 2010 Trading assets Debt securities CMBS	Jun. 30, 2012 Trading assets Debt securities CMBS Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Debt securities CMBS Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Debt securities CMBS Price Minimum	Jun. 30, 2012 Trading assets Debt securities CMBS Price Maximum	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2011 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2010 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations Price Minimum	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations Price Maximum	Jun. 30, 2012 Trading assets Equity securities	Dec. 31, 2011 Trading assets Equity securities	Jun. 30, 2011 Trading assets Equity securities	Dec. 31, 2010 Trading assets Equity securities	Jun. 30, 2012 Trading assets Equity securities Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Equity securities Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Derivative instruments	Dec. 31, 2011 Trading assets Derivative instruments	Jun. 30, 2011 Trading assets Derivative instruments	Dec. 31, 2010 Trading assets Derivative instruments	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2011 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2010 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Jun. 30, 2012 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2011 Trading assets Derivative instruments Equity/index-related derivatives	Jun. 30, 2011 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2010 Trading assets Derivative instruments Equity/index-related derivatives	Jun. 30, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model Minimum	Jun. 30, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model Maximum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2011 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2010 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Option model Minimum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Option model Maximum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Price Minimum	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives Price Maximum	Jun. 30, 2012 Trading assets Other.	Dec. 31, 2011 Trading assets Other.	Jun. 30, 2011 Trading assets Other.	Dec. 31, 2010 Trading assets Other.	Jun. 30, 2012 Trading assets Other. Discounted cash flow Minimum	Jun. 30, 2012 Trading assets Other. Discounted cash flow Maximum	Jun. 30, 2012 Trading assets Other. Price Minimum	Jun. 30, 2012 Trading assets Other. Price Maximum	Jun. 30, 2012 Trading assets Other. Other equity investments - of which private Discounted cash flow Maximum	Jun. 30, 2012 Investment securities	Dec. 31, 2011 Investment securities	Jun. 30, 2011 Investment securities	Dec. 31, 2010 Investment securities	Jun. 30, 2012 Other investments	Dec. 31, 2011 Other investments	Jun. 30, 2011 Other investments	Dec. 31, 2010 Other investments	Jun. 30, 2012 Other investments Private Equity	Jun. 30, 2012 Other investments Hedge funds	Jun. 30, 2012 Other investments Other equity investments	Jun. 30, 2012 Other investments Other equity investments - of which private	Jun. 30, 2012 Other investments Other equity investments - of which private Discounted cash flow Minimum	Jun. 30, 2012 Other investments Other equity investments - of which private Discounted cash flow Maximum	Jun. 30, 2012 Other investments Life finance instruments	Dec. 31, 2011 Other investments Life finance instruments	Jun. 30, 2011 Other investments Life finance instruments	Dec. 31, 2010 Other investments Life finance instruments	Jun. 30, 2012 Other investments Life finance instruments Discounted cash flow Minimum	Jun. 30, 2012 Other investments Life finance instruments Discounted cash flow Maximum	Jun. 30, 2012 Other investments Equity securities	Dec. 31, 2011 Other investments Equity securities	Jun. 30, 2011 Other investments Equity securities	Dec. 31, 2010 Other investments Equity securities	Jun. 30, 2012 Loans	Dec. 31, 2011 Loans	Jun. 30, 2011 Loans	Dec. 31, 2010 Loans	Jun. 30, 2012 Loans - of which commercial and industrial	Dec. 31, 2011 Loans - of which commercial and industrial	Jun. 30, 2011 Loans - of which commercial and industrial	Dec. 31, 2010 Loans - of which commercial and industrial	Jun. 30, 2012 Loans - of which commercial and industrial Discounted cash flow Minimum	Jun. 30, 2012 Loans - of which commercial and industrial Discounted cash flow Maximum	Jun. 30, 2012 Loans - of which financial institutions	Dec. 31, 2011 Loans - of which financial institutions	Jun. 30, 2011 Loans - of which financial institutions	Dec. 31, 2010 Loans - of which financial institutions	Jun. 30, 2012 Loans - of which financial institutions Discounted cash flow Minimum	Jun. 30, 2012 Loans - of which financial institutions Discounted cash flow Maximum	Jun. 30, 2012 Other intangible assets.	Dec. 31, 2011 Other intangible assets.	Jun. 30, 2011 Other intangible assets.	Dec. 31, 2010 Other intangible assets.	Jun. 30, 2012 Other assets	Dec. 31, 2011 Other assets	Jun. 30, 2011 Other assets	Dec. 31, 2010 Other assets	Jun. 30, 2012 Other assets - of which loans held-for-sale	Dec. 31, 2011 Other assets - of which loans held-for-sale	Jun. 30, 2011 Other assets - of which loans held-for-sale	Dec. 31, 2010 Other assets - of which loans held-for-sale	Jun. 30, 2012 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Jun. 30, 2012 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Jun. 30, 2012 Other assets - of which loans held-for-sale Price Minimum	Jun. 30, 2012 Other assets - of which loans held-for-sale Price Maximum	Jun. 30, 2012 Assets.	Dec. 31, 2011 Assets.	Jun. 30, 2011 Assets.	Dec. 31, 2010 Assets.
Quantitative information about level 3 assets at fair value
Fair value, assets	1,186	1,204	1,066	1,197			0	193	19,277	22,278	20,046	22,372	7,935	10,028	9,382	11,013	4,125	5,076	3,836	3,803							1,253	1,786	2,597	3,264			1,364	1,517	1,440	1,861					654	727	699	1,135			429	467	614	622			8,586	9,587	8,028	8,719	2,195	2,547	1,514	2,072			2,247	2,732	2,293	2,300			2,091	2,171	2,390	2,725							2,327	2,196	2,022	2,018						92	102	108	79	9,158	9,045	10,077	11,435	4,443	274	2,519	2,519			1,922	1,969	1,679	1,844			7,236	7,076	8,398	9,591	6,400	6,842	5,803	6,258	3,978	4,559	3,349	3,558			2,093	2,179	2,447	2,195			63	70	50	66	6,635	7,469	7,747	9,253	6,052	6,901	7,275	8,932					42,811	47,203	44,897	50,660
Unobservable input
Buyback probability (in %)																					50.00%	100.00%
Capitalization rate (in %)																																					5.00%	12.00%													6.50%	7.50%
Correlation (in %)																					(85.00%)	98.00%																																							17.10%	99.70%					(85.00%)	98.00%					22.20%	97.00%
Credit spread (in bp)																							26	168																																											52	184							3.8	8,719																								1,068	1,783																			0	3,773					(162)	1,147.3													25	1,599
EBITDA multiple																																																			3	12																																			11.3													2.4
Gap risk (in %)																					0.00%	12.00%
Internal rate of return (in %)																																					9.00%	15.00%
Life expectancy (in years)																																																																																			3.5	20.2																						1.1	21.9
Mean reversion (in %)					10.00%	18.00%
Prepayment rate (in %)																																																													56.00%	108.00%
Price (in %)																									0.00%	150.90%					0.10%	138.00%							0.10%	87.50%					0.00%	101.80%																															0.10%	90.00%							0.10%	113.00%																																																								0.00%	103.30%
Recovery rate (in %)																																																																											0.00%	75.00%
Volatility (in %)																																																													0.30%	31.30%					3.00%	125.00%

Financial instruments (Details 16) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2011 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2010 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Jun. 30, 2012 Obligation to return securities received as collateral	Dec. 31, 2011 Obligation to return securities received as collateral	Jun. 30, 2012 Trading Liabilities	Dec. 31, 2011 Trading Liabilities	Jun. 30, 2011 Trading Liabilities	Dec. 31, 2010 Trading Liabilities	Jun. 30, 2012 Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Trading Liabilities Interest rate derivatives	Jun. 30, 2011 Trading Liabilities Interest rate derivatives	Dec. 31, 2010 Trading Liabilities Interest rate derivatives	Jun. 30, 2012 Trading Liabilities Interest rate derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Interest rate derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2011 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2010 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2011 Trading Liabilities Equity/index-related derivatives	Jun. 30, 2011 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2010 Trading Liabilities Equity/index-related derivatives	Jun. 30, 2012 Trading Liabilities Equity/index-related derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Equity/index-related derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Credit derivatives	Dec. 31, 2011 Trading Liabilities Credit derivatives	Jun. 30, 2011 Trading Liabilities Credit derivatives	Dec. 31, 2010 Trading Liabilities Credit derivatives	Jun. 30, 2012 Trading Liabilities Credit derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Credit derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Jun. 30, 2012 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Jun. 30, 2012 Trading Liabilities Credit derivatives Price Minimum	Jun. 30, 2012 Trading Liabilities Credit derivatives Price Maximum	Jun. 30, 2012 Short-term borrowings.	Dec. 31, 2011 Short-term borrowings.	Jun. 30, 2011 Short-term borrowings.	Dec. 31, 2010 Short-term borrowings.	Jun. 30, 2012 Long-term debt	Dec. 31, 2011 Long-term debt	Jun. 30, 2011 Long-term debt	Dec. 31, 2010 Long-term debt	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2011 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2010 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2010 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Price Minimum	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Price Maximum	Jun. 30, 2012 Other liabilities:	Dec. 31, 2011 Other liabilities:	Jun. 30, 2011 Other liabilities:	Dec. 31, 2010 Other liabilities:	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2011 Other liabilities: Other liabilities - of which failed sales	Jun. 30, 2011 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2010 Other liabilities: Other liabilities - of which failed sales	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow Minimum	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow Maximum	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Price Minimum	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Price Maximum	Jun. 30, 2012 Liabilities:	Dec. 31, 2011 Liabilities:	Jun. 30, 2011 Liabilities:	Dec. 31, 2010 Liabilities:
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	0	507	0	193	6,131	7,343	8,492	9,200	1,334	1,588	991	1,341			2,205	2,836	2,965	2,941			889	1,022	2,756	2,940			1,256	1,520	1,250	1,256							78	236	223	123	11,677	12,715	12,632	16,797	7,167	7,576	7,994	9,488			2,821	3,585	4,204	6,825			3,558	3,891	3,705	3,734	1,671	1,909	2,085	1,849					21,444	24,378	25,052	30,361
Unobservable input
Basis spread (in bp)													(54)	1,238
Buyback probability (in %)																									50.00%	100.00%																							50.00%	100.00%
Correlation (in %)													17.10%	98.60%					(12.50%)	76.30%					(85.00%)	98.00%					22.20%	65.00%																	(85.00%)	98.00%
Credit spread (in bp)																																	2	8,719																															0	681.2
Gap risk (in %)																									0.00%	4.80%																							0.00%	12.00%
Mean reversion (in %)													(32.80%)	5.00%
Prepayment rate (in %)													45.00%	108.00%					56.00%	108.00%
Price (in %)																																			0.10%	90.00%																			0.00%	103.00%											0.00%	93.30%
Recovery rate (in %)																																	0.00%	77.00%
Fair Value Inputs, Skew																									70.00%	141.00%
Volatility (in %)																									3.00%	125.00%																							3.00%	125.00%

Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Financial assets (CHF million)
Loans	239,164	231,696	233,413	220,030
Financial liabilities (CHF million)
Short-term borrowings	19,184	16,331	26,116	20,373
Long-term debt	154,838	155,631	162,655	164,159
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0
Loans	0
Other financial assets	101,833
Financial liabilities (CHF million)
Due to banks and deposits	193,996
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	0
Other financial liabilities	0
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,091
Loans	214,175
Other financial assets	75,305
Financial liabilities (CHF million)
Due to banks and deposits	151,787
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	45,554
Short-term borrowings	14,731
Long-term debt	82,283
Other financial liabilities	100,855
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	51
Loans	5,440
Other financial assets	2,162
Financial liabilities (CHF million)
Due to banks and deposits	16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	4,940
Other financial liabilities	1,517
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,142
Loans	219,615
Other financial assets	179,300
Financial liabilities (CHF million)
Due to banks and deposits	345,799
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	45,554
Short-term borrowings	14,731
Long-term debt	87,223
Other financial liabilities	102,372

Assets pledged or assigned (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets pledged or assigned (CHF million)
Book value of assets pledged or assigned as collateral	173,169	157,856
of which assets provided with the right to sell or repledge	97,898	96,922
Fair value of collateral received with the right to sell or repledge	382,438	373,657
of which sold or repledged	327,532	332,718

Litigation (Details)	3 Months Ended			1 Months Ended
	Jun. 30, 2012 CHF	Jun. 30, 2012 Minimum CHF	Jun. 30, 2012 Maximum CHF	Jun. 30, 2012 Tsereteli v. Residential Asset Securitization Trust 2006-A8 USD ($)	Jun. 30, 2012 Mortgage-related actions filed by the Asset Management Fund and affiliated entities USD ($)	Jul. 31, 2012 Mortgage-related actions filed by IKB Deutsche Industriebank AG USD ($)	Jun. 30, 2012 Mortgage-related actions filed by Federal Housing Finance Agency as conservator for Fannie Mae and Freddie Mac USD ($)	Sep. 30, 2011 Mortgage-related actions filed by Federal Housing Finance Agency as conservator for Fannie Mae and Freddie Mac USD ($)	May 31, 2012 Mortgage-related actions filed by Federal Deposit Insurance Corporation - receiver for Citizens National Bank and Strategic Capital Bank USD ($)	Jun. 30, 2012 Mortgage-related actions filed by Landesbank Baden-Wuerttemberg USD ($)	May 31, 2012 Mortgage-related actions filed by Phoenix Light SF Ltd. USD ($)
Loss Contingencies
Range of possible losses that are not covered by existing provisions		0	2,700,000,000
Net litigation provisions recorded	29,000,000
Litigation disclosures
RMBS offerings by third party				632,000,000					141,000,000		3,200,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC									20.00%	100.00%	15.00%
Value of RMBS issued by third party underwritten by CSS LLC				603,000,000	93,000,000	97,000,000	5,200,000,000	5,500,000,000	28,000,000	200,000,000	466,000,000
Reduction in value of RMBS issued by third party underwritten by CSS LLC					$ 145,000,000	$ 143,000,000	$ 230,000,000

Subsidiary guarantee information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,044	5,295	7,082	12,339	12,534
Interest expense	(5,430)	(3,411)	(5,705)	(8,841)	(9,404)
Net interest income	1,614	1,884	1,377	3,498	3,130
Commissions and fees	3,130	3,172	3,463	6,302	7,134
Trading revenues	1,156	189	1,116	1,345	3,127
Other revenues	375	802	936	1,177	1,657
Net revenues	6,275	6,047	6,892	12,322	15,048
Provision for credit losses	25	34	13	59	6
Compensation and benefits	3,005	3,711	3,096	6,716	7,125
General and administrative expenses	1,673	1,653	1,652	3,326	3,284
Commission expenses	441	451	491	892	1,027
Total other operating expenses	2,114	2,104	2,143	4,218	4,311
Total operating expenses	5,119	5,815	5,239	10,934	11,436
Income from continuing operations before taxes	1,131	198	1,640	1,329	3,606
Income tax expense	311	(16)	271	295	736
Net income	820	214	1,369	1,034	2,870
Net income/(loss) attributable to noncontrolling interests	32	170	601	202	963
Net income attributable to shareholders	788	44	768	832	1,907
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,996		1,840	3,837	3,858
Interest expense	(1,175)		(1,212)	(2,209)	(2,476)
Net interest income	821		628	1,628	1,382
Commissions and fees	913		937	1,873	2,043
Trading revenues	(497)		(433)	243	320
Other revenues	129		761	415	1,247
Net revenues	1,366		1,893	4,159	4,992
Provision for credit losses	0		0	(4)	1
Compensation and benefits	814		879	1,973	2,065
General and administrative expenses	383		414	800	857
Commission expenses	58		60	114	132
Total other operating expenses	441		474	914	989
Total operating expenses	1,255		1,353	2,887	3,054
Income from continuing operations before taxes	111		540	1,276	1,937
Income tax expense	33		(17)	432	335
Net income	78		557	844	1,602
Net income/(loss) attributable to noncontrolling interests	13		577	199	947
Net income attributable to shareholders	65		(20)	645	655
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	4,909		5,104	8,224	8,396
Interest expense	(4,232)		(4,456)	(6,576)	(6,851)
Net interest income	677		648	1,648	1,545
Commissions and fees	2,158		2,453	4,309	4,944
Trading revenues	1,578		1,491	1,198	2,802
Other revenues	232		119	747	356
Net revenues	4,645		4,711	7,902	9,647
Provision for credit losses	10		(2)	36	(22)
Compensation and benefits	2,171		2,182	4,718	5,004
General and administrative expenses	1,295		1,243	2,520	2,458
Commission expenses	379		424	770	882
Total other operating expenses	1,674		1,667	3,290	3,340
Total operating expenses	3,845		3,849	8,008	8,344
Income from continuing operations before taxes	790		864	(142)	1,325
Income tax expense	221		259	(155)	367
Net income	569		605	13	958
Net income/(loss) attributable to noncontrolling interests	70		27	89	52
Net income attributable to shareholders	499		578	(76)	906
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,905		6,944	12,061	12,254
Interest expense	(5,407)		(5,668)	(8,785)	(9,327)
Net interest income	1,498		1,276	3,276	2,927
Commissions and fees	3,071		3,390	6,182	6,987
Trading revenues	1,081		1,058	1,441	3,122
Other revenues	361		880	1,162	1,603
Net revenues	6,011		6,604	12,061	14,639
Provision for credit losses	10		(2)	32	(21)
Compensation and benefits	2,985		3,061	6,691	7,069
General and administrative expenses	1,678		1,657	3,320	3,315
Commission expenses	437		484	884	1,014
Total other operating expenses	2,115		2,141	4,204	4,329
Total operating expenses	5,100		5,202	10,895	11,398
Income from continuing operations before taxes	901		1,404	1,134	3,262
Income tax expense	254		242	277	702
Net income	647		1,162	857	2,560
Net income/(loss) attributable to noncontrolling interests	83		604	288	999
Net income attributable to shareholders	564		558	569	1,561
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	21		41	52	85
Interest expense	(19)		(39)	(50)	(81)
Net interest income	2		2	2	4
Commissions and fees	3		3	5	5
Trading revenues	0		0	0	0
Other revenues	789		749	817	1,872
Net revenues	794		754	824	1,881
Provision for credit losses	0		0	0	0
Compensation and benefits	23		24	35	49
General and administrative expenses	(24)		(38)	(53)	(80)
Commission expenses	1		1	1	1
Total other operating expenses	(23)		(37)	(52)	(79)
Total operating expenses	0		(13)	(17)	(30)
Income from continuing operations before taxes	794		767	841	1,911
Income tax expense	6		(1)	9	4
Net income	788		768	832	1,907
Net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income attributable to shareholders	788		768	832	1,907
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	118		97	226	195
Interest expense	(4)		2	(6)	4
Net interest income	114		99	220	199
Commissions and fees	56		70	115	142
Trading revenues	75		58	(96)	5
Other revenues	(775)		(693)	(802)	(1,818)
Net revenues	(530)		(466)	(563)	(1,472)
Provision for credit losses	15		15	27	27
Compensation and benefits	(3)		11	(10)	7
General and administrative expenses	19		33	59	49
Commission expenses	3		6	7	12
Total other operating expenses	22		39	66	61
Total operating expenses	19		50	56	68
Income from continuing operations before taxes	(564)		(531)	(646)	(1,567)
Income tax expense	51		30	9	30
Net income	(615)		(561)	(655)	(1,597)
Net income/(loss) attributable to noncontrolling interests	(51)		(3)	(86)	(36)
Net income attributable to shareholders	(564)		(558)	(569)	(1,561)
Group Parent company - subsidiary that holds a banking license
Condensed consolidating statements of operations (CHF million)
Dividend income from investments	183		162	183	320
Group Parent company - subsidiary that doesn't hold a banking license
Condensed consolidating statements of operations (CHF million)
Dividend income from investments	22		11	29	18

Subsidiary guarantee information (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Comprehensive income (CHF million)
Net income	820	214	1,369	1,034	2,870
Gains/(losses) on cash flow hedges	(4)	14	(10)	10	(27)
Foreign currency translation	1,115	(1,117)	(2,432)	(2)	(3,014)
Unrealized gains/(losses) on securities	(47)	184	2	137	(38)
Actuarial gains/(losses)	46	73	26	119	53
Net prior service cost	(14)	(22)	3	(36)	6
Other comprehensive income/(loss), net of tax	1,096	(868)	(2,411)	228	(3,020)
Comprehensive income/(loss)	1,916	(654)	(1,042)	1,262	(150)
Comprehensive income/(loss) attributable to noncontrolling interests	217	(9)	128	208	337
Comprehensive income/(loss) attributable to shareholders	1,699	(645)	(1,170)	1,054	(487)
Credit Suisse (USA), Inc - Consolidated
Comprehensive income (CHF million)
Net income	78		557	844	1,602
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	999		(1,970)	169	(2,575)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	10		6	19	12
Net prior service cost	0		0	(1)	0
Other comprehensive income/(loss), net of tax	1,009		(1,964)	187	(2,563)
Comprehensive income/(loss)	1,087		(1,407)	1,031	(961)
Comprehensive income/(loss) attributable to noncontrolling interests	208		82	229	299
Comprehensive income/(loss) attributable to shareholders	879		(1,489)	802	(1,260)
Bank parent company and other subsidiaries
Comprehensive income (CHF million)
Net income	569		605	13	958
Gains/(losses) on cash flow hedges	2		(10)	1	(22)
Foreign currency translation	108		(493)	(282)	(481)
Unrealized gains/(losses) on securities	(52)		1	122	(38)
Actuarial gains/(losses)	4		3	7	7
Net prior service cost	0		0	1	(1)
Other comprehensive income/(loss), net of tax	62		(499)	(151)	(535)
Comprehensive income/(loss)	631		106	(138)	423
Comprehensive income/(loss) attributable to noncontrolling interests	262		(329)	102	(422)
Comprehensive income/(loss) attributable to shareholders	369		435	(240)	845
Bank
Comprehensive income (CHF million)
Net income	647		1,162	857	2,560
Gains/(losses) on cash flow hedges	2		(10)	1	(22)
Foreign currency translation	1,107		(2,463)	(113)	(3,056)
Unrealized gains/(losses) on securities	(52)		1	122	(38)
Actuarial gains/(losses)	14		9	26	19
Net prior service cost	0		0	0	(1)
Other comprehensive income/(loss), net of tax	1,071		(2,463)	36	(3,098)
Comprehensive income/(loss)	1,718		(1,301)	893	(538)
Comprehensive income/(loss) attributable to noncontrolling interests	470		(247)	331	(123)
Comprehensive income/(loss) attributable to shareholders	1,248		(1,054)	562	(415)
Group parent company
Comprehensive income (CHF million)
Net income	788		768	832	1,907
Gains/(losses) on cash flow hedges	(5)		0	10	(5)
Foreign currency translation	0		0	0	(56)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	0		0	0	0
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	(5)		0	10	(61)
Comprehensive income/(loss)	783		768	842	1,846
Comprehensive income/(loss) attributable to noncontrolling interests	0		0	0	0
Comprehensive income/(loss) attributable to shareholders	783		768	842	1,846
Other Group subsidiaries
Comprehensive income (CHF million)
Net income	(615)		(561)	(655)	(1,597)
Gains/(losses) on cash flow hedges	(1)		0	(1)	0
Foreign currency translation	8		31	111	98
Unrealized gains/(losses) on securities	5		1	15	0
Actuarial gains/(losses)	32		17	93	34
Net prior service cost	(14)		3	(36)	7
Other comprehensive income/(loss), net of tax	30		52	182	139
Comprehensive income/(loss)	(585)		(509)	(473)	(1,458)
Comprehensive income/(loss) attributable to noncontrolling interests	(253)		375	(123)	460
Comprehensive income/(loss) attributable to shareholders	(332)		(884)	(350)	(1,918)

Subsidiary guarantee information (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Assets (CHF million)
Cash and due from banks	99,038	89,449	110,573	68,073
Interest-bearing deposits with banks	2,328	2,570	2,272	1,940
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,864	192,068	236,963	200,091
Securities received as collateral	30,191	33,761	30,191	32,057
Trading assets	284,058	300,597	279,553	302,626
Investment securities	5,326	5,604	5,160	5,550
Other investments	12,773	12,294	13,226	14,086
Net loans	239,164	231,696	233,413	220,030
Premises and equipment	6,846	6,878	7,193	6,651
Goodwill	8,665	8,333	8,591	7,908
Other intangible assets	278	260	288	281
Brokerage receivables	50,411	42,801	43,446	40,845
Other assets	77,513	73,709	78,296	76,785
Total assets	1,043,455	1,000,020	1,049,165	976,923
Liabilities and equity (CHF million)
Due to banks	41,325	39,035	40,147	41,987
Customer deposits	312,683	304,943	313,401	286,455
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	167,457	176,559	142,245
Obligation to return securities received as collateral	30,191	33,761	30,191	32,057
Trading liabilities	115,782	114,500	127,760	120,452
Short-term borrowings	19,184	16,331	26,116	20,373
Long-term debt	154,838	155,631	162,655	164,159
Brokerage payables	75,822	67,569	68,034	67,315
Other liabilities	62,259	59,929	63,217	61,573
Total liabilities	1,001,350	959,156	1,008,080	936,616
Total shareholders' equity	34,774	33,585	33,674	31,216
Noncontrolling interests	7,331	7,279	7,411	9,091
Total equity	42,105	40,864	41,085	40,307	43,288	43,015
Total liabilities and equity	1,043,455	1,000,020	1,049,165	976,923
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	4,046		3,698
Interest-bearing deposits with banks	88		87
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,898		153,625
Securities received as collateral	32,777		34,189
Trading assets	107,575		91,458
Investment securities	0		0
Other investments	6,641		6,719
Net loans	22,694		24,658
Premises and equipment	1,101		1,110
Goodwill	601		597
Other intangible assets	101		112
Brokerage receivables	18,817		17,951
Other assets	16,598		16,114
Total assets	371,937		350,318
Liabilities and equity (CHF million)
Due to banks	308		92
Customer deposits	1		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,711		151,655
Obligation to return securities received as collateral	32,777		34,189
Trading liabilities	27,850		29,291
Short-term borrowings	17,360		15,881
Long-term debt	36,398		40,029
Brokerage payables	55,137		47,847
Other liabilities	12,721		10,124
Total liabilities	351,263		329,108
Total shareholders' equity	16,173		16,979
Noncontrolling interests	4,501		4,231
Total equity	20,674		21,210
Total liabilities and equity	371,937		350,318
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	95,704		107,526
Interest-bearing deposits with banks	4,170		4,106
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	65,957		83,310
Securities received as collateral	(2,586)		(3,998)
Trading assets	176,667		188,290
Investment securities	3,674		3,652
Other investments	5,829		6,196
Net loans	201,910		194,776
Premises and equipment	5,541		5,880
Goodwill	7,173		7,103
Other intangible assets	177		168
Brokerage receivables	31,593		25,494
Other assets	60,776		61,966
Total assets	656,585		684,469
Liabilities and equity (CHF million)
Due to banks	40,717		39,985
Customer deposits	302,791		304,130
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	20,555		24,904
Obligation to return securities received as collateral	(2,586)		(3,998)
Trading liabilities	88,002		98,518
Short-term borrowings	1,824		10,235
Long-term debt	117,464		121,324
Brokerage payables	20,685		20,187
Other liabilities	48,936		52,043
Total liabilities	638,388		667,328
Total shareholders' equity	13,611		12,424
Noncontrolling interests	4,586		4,717
Total equity	18,197		17,141
Total liabilities and equity	656,585		684,469
Bank
Assets (CHF million)
Cash and due from banks	99,750		111,224
Interest-bearing deposits with banks	4,258		4,193
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,855		236,935
Securities received as collateral	30,191		30,191
Trading assets	284,242		279,748
Investment securities	3,674		3,652
Other investments	12,470		12,915
Net loans	224,604		219,434
Premises and equipment	6,642		6,990
Goodwill	7,774		7,700
Other intangible assets	278		280
Brokerage receivables	50,410		43,445
Other assets	77,374		78,080
Total assets	1,028,522		1,034,787
Liabilities and equity (CHF million)
Due to banks	41,025		40,077
Customer deposits	302,792		304,130
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266		176,559
Obligation to return securities received as collateral	30,191		30,191
Trading liabilities	115,852		127,809
Short-term borrowings	19,184		26,116
Long-term debt	153,862		161,353
Brokerage payables	75,822		68,034
Other liabilities	61,657		62,167
Total liabilities	989,651		996,436
Total shareholders' equity	29,784		29,403
Noncontrolling interests	9,087		8,948
Total equity	38,871		38,351
Total liabilities and equity	1,028,522		1,034,787
Group parent company
Assets (CHF million)
Cash and due from banks	66		13
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Other investments	34,694		34,137
Net loans	4,901		5,603
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	216		190
Total assets	39,877		39,943
Liabilities and equity (CHF million)
Due to banks	4,194		4,697
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	1		0
Short-term borrowings	0		0
Long-term debt	799		1,444
Brokerage payables	0		0
Other liabilities	109		128
Total liabilities	5,103		6,269
Total shareholders' equity	34,774		33,674
Noncontrolling interests	0		0
Total equity	34,774		33,674
Total liabilities and equity	39,877		39,943
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	(778)		(664)
Interest-bearing deposits with banks	(1,930)		(1,921)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	9		28
Securities received as collateral	0		0
Trading assets	(184)		(195)
Investment securities	1,652		1,508
Other investments	(34,391)		(33,826)
Net loans	9,659		8,376
Premises and equipment	204		203
Goodwill	891		891
Other intangible assets	0		8
Brokerage receivables	1		1
Other assets	(77)		26
Total assets	(24,944)		(25,565)
Liabilities and equity (CHF million)
Due to banks	(3,894)		(4,627)
Customer deposits	9,891		9,271
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(71)		(49)
Short-term borrowings	0		0
Long-term debt	177		(142)
Brokerage payables	0		0
Other liabilities	493		922
Total liabilities	6,596		5,375
Total shareholders' equity	(29,784)		(29,403)
Noncontrolling interests	(1,756)		(1,537)
Total equity	(31,540)		(30,940)
Total liabilities and equity	(24,944)		(25,565)

Subsidiary guarantee information (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(10,422)	508
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(182)	(485)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	10,374	932
Purchase of investment securities	(208)	(1,172)
Proceeds from sale of investment securities	339	2,096
Maturities of investment securities	167	1,372
Investments in subsidiaries and other investments	(688)	(870)
Proceeds from sale of other investments	1,112	2,516
(Increase)/decrease in loans	(5,975)	(5,636)
Proceeds from sale of loans	522	230
Capital expenditures for premises and equipment and other intangible assets	(670)	(718)
Proceeds from sale of premises and equipment and other intangible assets	8	3
Other, net	2,039	147
Net cash provided by/(used in) investing activities of continuing operations	6,838	(1,585)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(2,035)	15,703
Increase/(decrease) in short-term borrowings	(7,814)	413
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,587	(10,240)
Issuances of long-term debt	19,667	23,602
Repayments of long-term debt	(28,420)	(18,972)
Issuances of common shares	1,323	666
Sale of treasury shares	3,775	7,746
Repurchase of treasury shares	(3,862)	(7,672)
Dividends paid/capital repayments	(1,151)	(1,805)
Excess tax benefits on share based awards	0
Other, net	(780)	671
Net cash provided by/(used in) financing activities of continuing operations	(7,710)	10,112
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(241)	(6,454)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(11,535)	2,606
Cash and due from banks at beginning of period	110,573	65,467
Cash and due from banks at end of period	99,038	68,073
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(8,011)	4,943
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	(1)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(6,167)	(2,444)
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	(163)	708
Proceeds from sale of other investments	608	428
(Increase)/decrease in loans	2,084	2,192
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(170)	(182)
Proceeds from sale of premises and equipment and other intangible assets	2	0
Other, net	214	9
Net cash provided by/(used in) investing activities of continuing operations	(3,593)	710
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	213	(16)
Increase/(decrease) in short-term borrowings	678	(12,509)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,780	8,015
Issuances of long-term debt	444	2,718
Repayments of long-term debt	(3,727)	(2,649)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	0	0
Excess tax benefits on share based awards	0
Other, net	(1,467)	60
Net cash provided by/(used in) financing activities of continuing operations	11,921	(4,381)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	31	(615)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	348	657
Cash and due from banks at beginning of period	3,698	5,133
Cash and due from banks at end of period	4,046	5,790
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(2,032)	(5,273)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(268)	(976)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	16,522	3,511
Purchase of investment securities	(25)	(1,044)
Proceeds from sale of investment securities	339	2,096
Maturities of investment securities	106	1,289
Investments in subsidiaries and other investments	(452)	(1,499)
Proceeds from sale of other investments	448	2,019
(Increase)/decrease in loans	(7,469)	(6,754)
Proceeds from sale of loans	522	230
Capital expenditures for premises and equipment and other intangible assets	(494)	(529)
Proceeds from sale of premises and equipment and other intangible assets	6	3
Other, net	1,817	115
Net cash provided by/(used in) investing activities of continuing operations	11,052	(1,539)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(3,220)	16,901
Increase/(decrease) in short-term borrowings	(8,492)	12,922
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(4,193)	(18,255)
Issuances of long-term debt	18,550	20,732
Repayments of long-term debt	(23,712)	(16,089)
Issuances of common shares	0	0
Sale of treasury shares	0	614
Repurchase of treasury shares	0	(612)
Dividends paid/capital repayments	(176)	(338)
Excess tax benefits on share based awards	14
Other, net	615	(42)
Net cash provided by/(used in) financing activities of continuing operations	(20,614)	15,833
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(228)	(6,159)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		25
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(11,822)	2,887
Cash and due from banks at beginning of period	107,526	60,214
Cash and due from banks at end of period	95,704	63,101
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(10,043)	(330)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(269)	(977)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	10,355	1,067
Purchase of investment securities	(25)	(1,044)
Proceeds from sale of investment securities	339	2,096
Maturities of investment securities	106	1,289
Investments in subsidiaries and other investments	(615)	(791)
Proceeds from sale of other investments	1,056	2,447
(Increase)/decrease in loans	(5,385)	(4,562)
Proceeds from sale of loans	522	230
Capital expenditures for premises and equipment and other intangible assets	(664)	(711)
Proceeds from sale of premises and equipment and other intangible assets	8	3
Other, net	2,031	124
Net cash provided by/(used in) investing activities of continuing operations	7,459	(829)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(3,007)	16,885
Increase/(decrease) in short-term borrowings	(7,814)	413
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,587	(10,240)
Issuances of long-term debt	18,994	23,450
Repayments of long-term debt	(27,439)	(18,738)
Issuances of common shares	0	0
Sale of treasury shares	0	614
Repurchase of treasury shares	0	(612)
Dividends paid/capital repayments	(176)	(338)
Excess tax benefits on share based awards	14
Other, net	(852)	18
Net cash provided by/(used in) financing activities of continuing operations	(8,693)	11,452
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(197)	(6,774)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		25
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(11,474)	3,544
Cash and due from banks at beginning of period	111,224	65,347
Cash and due from banks at end of period	99,750	68,891
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	190	475
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	(45)	(1)
Proceeds from sale of other investments	0	0
(Increase)/decrease in loans	719	74
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	28	0
Net cash provided by/(used in) investing activities of continuing operations	702	73
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(586)	(656)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	5	5
Repayments of long-term debt	(660)	0
Issuances of common shares	1,323	666
Sale of treasury shares	361	417
Repurchase of treasury shares	(472)	(61)
Dividends paid/capital repayments	(944)	(1,560)
Excess tax benefits on share based awards	0
Other, net	77	632
Net cash provided by/(used in) financing activities of continuing operations	(896)	(557)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	57	7
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	53	(2)
Cash and due from banks at beginning of period	13	18
Cash and due from banks at end of period	66	16
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(569)	363
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	87	492
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	19	(135)
Purchase of investment securities	(183)	(128)
Proceeds from sale of investment securities	0	0
Maturities of investment securities	61	83
Investments in subsidiaries and other investments	(28)	(78)
Proceeds from sale of other investments	56	69
(Increase)/decrease in loans	(1,309)	(1,148)
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(6)	(7)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	(20)	23
Net cash provided by/(used in) investing activities of continuing operations	(1,323)	(829)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	1,558	(526)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	668	147
Repayments of long-term debt	(321)	(234)
Issuances of common shares	0	0
Sale of treasury shares	3,414	6,715
Repurchase of treasury shares	(3,390)	(6,999)
Dividends paid/capital repayments	(31)	93
Excess tax benefits on share based awards	(14)
Other, net	(5)	21
Net cash provided by/(used in) financing activities of continuing operations	1,879	(783)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(101)	313
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(114)	(936)
Cash and due from banks at beginning of period	(664)	102
Cash and due from banks at end of period	(778)	(834)